

NORTH AMERICAN FUNDS
INDEX TO SEMI-ANNUAL REPORT
--------------------------------------------------

                                               Page
                                               ----
Results of Special Meeting of Shareholders..    ii
Statements of Assets and Liabilities........     1
Statements of Operations....................     7
Statements of Changes in Net Assets.........    10
Financial Highlights........................    14
Portfolio of Investments:
   International Small Cap Fund.............    36
   Small/Mid Cap Fund.......................    37
   Global Equity Fund.......................    39
   Growth Equity Fund.......................    40
   International Growth and Income Fund.....    42
   Growth and Income Fund...................    45
   Equity-Income Fund.......................    47
   Balanced Fund............................    49
   Strategic Income Fund....................    51
   Investment Quality Bond Fund.............    55
   National Municipal Bond Fund.............    57
   U.S. Government Securities Fund..........    59
   Money Market Fund........................    60
Notes to Financial Statements...............    61


Results of Special Meeting of Shareholders
--------------------------------------------------------------------------------

      On December 20, 1996 a Special Meeting of Shareholders of the North American Funds (the "Fund") was held for the purpose of considering and voting upon:

Proposal 1    Election of Don B. Allen, Charles L. Bardelis, Samuel Hoar, Robert
----------    J. Myers, John D. Richardson and F. David Rolwing as Trustees of
              the Fund;

Proposal 2    Approval of a new investment subadvisory agreement between NASL
----------    Financial Services, Inc., the Fund's investment adviser (the
              "Adviser") and Morgan Stanley Asset Management Inc. for the Global
              Equity Fund (only shareholders of the Global Equity Fund voted on this proposal);

Proposal 3A   Approval of a new investment subadvisory agreement between the
-----------   Adviser and T. Rowe Price Associates, Inc. ("T. Rowe Price") for
              the Equity-Income Fund (formerly known as the Value Equity Fund)
              (only shareholders of the Equity-Income Fund voted on this proposal);

Proposal 3B   Approval of an amendment to the advisory agreement between the
-----------   Fund and the Adviser for the Equity-Income Fund (only shareholders of the Equity-Income Fund voted on this proposal);

Proposal 4A   Approval of an amended subadvisory agreement between the Adviser
-----------   and Founders Asset Management, Inc. ("Founders") for the Balanced
              Fund (only shareholders of the Balanced Fund voted on this proposal);

Proposal 4B   Approval of an amendment to the advisory agreement between the
-----------   Fund and the Adviser for the Balanced Fund (only shareholders of the Balanced Fund voted on this proposal);

Proposal 5    Approval of a new investment subadvisory agreement between the
----------    Adviser and Manufacturers Adviser Corporation for the Money Market
              Fund (only shareholders of the Money Market Fund voted on this proposal);

Proposal 6    Approval of a change to the investment objective of the Equity-
----------    Income Fund to reflect the proposed investment strategy of T. Rowe
              Price (only shareholders of the Equity-Income Fund voted on this proposal);

Proposal 7    Approval of a change to the investment objective of the Balanced
----------    Fund to reflect the proposed investment strategy of Founders (only shareholders of the Balanced Fund voted on this proposal);

Proposal 8    Approval of a proposal to permit the Adviser, in the future, to
----------    select and contract with subadvisers for the Portfolios after obtaining the approval of the Board of Trustees but not of shareholders;

Proposal 9    Approval of Coopers & Lybrand L.L.P. as independent accountants
----------    for the Fund for the fiscal year ending October 31, 1997.

At the meeting, all proposals were approved by shareholders of each Portfolio. The number of votes cast FOR or AGAINST or which ABSTAINED from voting is set forth below for each proposal:



                                                                               Shares
                                                              ------------------------------------------
                                                                     FOR              Vote Withheld
                                                             --------------------  ---------------------
               Proposal 1
               ----------
               All Series of the Fund                             261,636,393           10,969,413



                                                                                           Shares
                                                              -----------------------------------------------------------------
               Portfolio                                               FOR                   AGAINST              ABSTAINED
             --------------                                   --------------------   --------------------  ---------------------

               Proposal 2
               ----------
               Global Equity Fund                                  4,544,790               36,299                207,635

               Proposal 3A
               -----------
               Equity-Income Fund                                  3,232,049               75,808                275,865


Results of Special Meeting of Shareholders
--------------------------------------------------------------------------------

                                                                                           Shares
                                                              -----------------------------------------------------------------
                 Portfolio                                            FOR                 AGAINST              ABSTAINED
               --------------                                 -------------------   --------------------  ---------------------
               Proposal 3B
               -----------
               Equity-Income Fund                                    3,091,950              199,364                292,407

               Proposal 4A
               -----------
               Balanced Fund                                         3,356,411               83,385                295,216

               Proposal 4B
               -----------
               Balanced Fund                                         3,252,053              180,455                302,503

               Proposal 5
               ----------
               Money Market Fund                                    10,776,331               51,760                402,808

               Proposal 6
               ----------
               Equity-Income Fund                                    3,180,389              116,456                286,875

               Proposal 7
               ----------
               Balanced Fund                                         3,361,105               90,586                283,319

               Proposal 8
               ----------
               International Small Cap Fund                            408,082               15,259                 18,326
               Small/Mid Cap Fund                                      557,273               21,179                 41,380
               Global Equity Fund                                    3,366,016              127,243                231,505
               Growth Equity Fund                                      399,861                6,726                 23,088
               International Growth and Income Fund                    978,682               53,862                 94,680
               Growth and Income Fund                                3,129,842              136,768                227,169
               Equity-Income Fund                                    3,090,790              197,186                295,745
               Balanced Fund                                         3,284,312              141,947                308,751
               Strategic Income Fund                                 2,838,160              150,165                253,588
               Investment Quality Bond Fund                          1,035,746               57,862                 87,210
               National Municipal Bond Fund                            834,640               45,138                 95,899
               U.S. Government Securities Fund                       4,672,141              297,134                420,211
               Money Market Fund                                     9,923,589              496,419                446,481

               Proposal 9
               ----------
               All Series of the Fund                               42,910,342              283,066              2,240,886


NORTH AMERICAN FUNDS
STATEMENTS OF ASSETS AND LIABILITIES - APRIL 30, 1997 (Unaudited)
--------------------------------------------------------------------------------


                                                           International      Small/Mid Cap      Global Equity   Growth Equity
                                                           Small Cap Fund          Fund              Fund            Fund
                                                           ---------------    ---------------    --------------  --------------
ASSETS
Investments in securities, at value* (Includes
  repurchase agreements of $3,398,000 and
  $3,965,000 in the International Small Cap and
  Growth Equity Funds, respectively)
  (See accompanying portfolio of
  investments)......................................          $16,207,512       $20,548,532       $113,707,345     $17,238,572
Receivable for forward foreign currency contracts to
  sell (Notes 2 and 7)..............................               74,841            ------         12,364,202          ------
Forward foreign currency contracts to buy, at value
  (Cost: $68,860) (Notes 2 and 7)...................               68,137            ------             ------          ------
Cash................................................               11,622            ------             ------         160,601
Foreign currency (Cost: $58,210, $34,294 and $2,796
  in the International Small Cap, Global Equity and
  Growth Equity Funds, respectively)................               57,760            ------             33,953           2,714
Receivables:
      Investments sold..............................               74,604           383,255             ------          73,444
      Fund shares sold..............................               47,779             7,000             39,076         106,997
      Dividends.....................................               22,461             4,730            532,218          17,204
      Interest......................................                  472             2,573             ------             551
      Foreign tax withholding reclaims..............                2,823            ------             69,764             411
      From adviser (Note 5).........................                5,073             9,815             53,060           7,665
Other assets........................................               15,608            16,587             18,588          17,957
                                                           ---------------   ---------------    --------------- ---------------
           Total assets.............................           16,588,692        20,972,492        126,818,206      17,626,116
                                                           ---------------   ---------------    --------------- ---------------


LIABILITIES
Forward foreign currency contracts to sell, at value
  (Cost: $74,841 and $12,364,202 in the International
  Small Cap and Global Equity Funds, respectively)
  (Notes 2 and 7)...................................               74,604            ------         11,449,797          ------
Payables:
      Forward foreign currency contracts to buy
        (Notes 2 and 7).............................               68,860            ------             ------          ------
      Investments purchased.........................              117,412           622,068             ------          90,644
      Fund shares redeemed..........................               31,769             8,790             70,154          10,754
      Dividend and interest withholding tax.........                4,412            ------             59,531             810
      Investment adviser............................               13,850            15,379             83,859          12,353
      Custodian and transfer agent fees.............                2,593             2,270             66,483          ------
      Due to custodian..............................               ------                12             75,918          ------
      Other accrued expenses........................               ------               174              1,274          ------
                                                           ---------------   ---------------    --------------- ---------------
           Total liabilities........................              313,500           648,693         11,807,016         114,561
                                                           ---------------   ---------------    --------------- ---------------

NET ASSETS..........................................          $16,275,192       $20,323,799       $115,011,190     $17,511,555
                                                           ===============   ===============    =============== ===============

Net assets consist of:
      Undistributed net investment income (loss) (Note 2)       ($61,969)        ($149,272)         ($409,677)         $26,640
      Accumulated undistributed net realized gain
        (loss) on investments.......................            (461,920)       (1,498,055)          1,567,765       (129,223)
      Unrealized appreciation (depreciation) on:
        Investments.................................            1,060,329           679,623          9,965,925       1,498,785
        Foreign currency and forward foreign currency
          contracts.................................                (714)            ------            901,760            (96)
      Capital shares at par value of $.001 (Note 3).                1,190             1,666              7,966           1,202
      Additional paid-in capital....................           15,738,276        21,289,837        102,977,451      16,114,247
                                                           ---------------   ---------------    --------------- ---------------
           Net assets...............................          $16,275,192       $20,323,799       $115,011,190     $17,511,555
                                                           ===============   ===============    =============== ===============
*Investments in securities, at identified cost (Note 2)       $15,147,183       $19,868,909       $103,741,420     $15,739,787
                                                           ===============   ===============    =============== ===============


   The accompanying notes are an integral part of the financial statements.

NORTH AMERICAN FUNDS
STATEMENTS OF ASSETS AND LIABILITIES - APRIL 30, 1997 (Unaudited) - continued
--------------------------------------------------------------------------------


                                                        International      Small/Mid Cap      Global Equity      Growth Equity
                                                        Small Cap Fund         Fund               Fund               Fund
                                                        ---------------    --------------     --------------     --------------
NET ASSET VALUES
Class A Shares
  Net assets at value...............................        $2,658,648        $2,989,011        $27,831,237         $2,420,695
  Shares outstanding................................           193,136           243,191          1,915,816            165,372


Net asset value (NAV) and redemption price per share            $13.77            $12.29             $14.53             $14.64
                                                                ======            ======             ======             ======

Public offering price per share (100/95.25 of NAV)
  On sales of $100,000 or more the offering price
  is reduced........................................            $14.46            $12.90             $15.25             $15.37
                                                                ======            ======             ======             ======

Class B Shares
  Net assets at value...............................        $6,947,773        $7,526,559        $26,797,568         $6,972,654
  Shares outstanding................................           508,528           617,676          1,863,791            478,545


Net asset value, offering price and redemption price
  per share.........................................            $13.66            $12.19             $14.38             $14.57
                                                                ======            ======             ======             ======

Class C Shares
  Net assets at value...............................        $6,668,771        $9,808,229        $60,382,385         $8,118,207
  Shares outstanding................................           488,284           804,250          4,185,965            557,408


Net asset value, offering price and redemption price
  per share.........................................            $13.66            $12.20             $14.42             $14.56
                                                                ======            ======             ======             ======


   The accompanying notes are an integral part of the financial statements.

NORTH AMERICAN FUNDS
STATEMENTS OF ASSETS AND LIABILITIES - APRIL 30, 1997 (Unaudited)
--------------------------------------------------------------------------------



                                                               International
                                                                Growth and         Growth and        Equity-Income       Balanced
                                                                Income Fund        Income Fund           Fund              Fund
                                                              ---------------     -------------    ----------------    ------------
ASSETS
Investments in securities, at value* (See
  accompanying portfolio of investments)............            $28,282,499       $150,843,504       $146,394,296      $97,239,137
Receivable for forward foreign currency contracts to
  sell (Notes 2 and 7)..............................             10,273,551             ------             ------           ------
Forward foreign currency contracts to buy, at value
  (Cost: $3,893,459) (Notes 2 and 7)................              3,822,769             ------             ------           ------
Cash................................................                    901                177                821           ------
Foreign currency (Cost: $1,666,522, $1,818, $19,854
  and $108,802 in the International Growth and
  Income, Growth and Income, Equity-Income and
  Balanced Funds, respectively).....................              1,656,253              1,518             19,788          106,989
Receivables:
      Investments sold..............................                162,597             ------            318,137            8,637
      Fund shares sold..............................                  2,525            108,775             26,867           11,023
      Dividends.....................................                 94,635            276,737            253,634           84,445
      Interest......................................                115,975                326                 29          478,943
      Foreign tax withholding reclaims..............                 40,868             ------              3,242            6,784
      From adviser (Note 5).........................                  3,166             22,866             15,934           17,358
Deferred organization expenses (Note 2).............                  4,379             ------             ------           ------
Other assets........................................                 16,916             23,524             23,078           17,712
                                                              --------------     --------------     --------------   --------------
           Total assets.............................             44,477,034        151,277,427        147,055,826       97,971,028
                                                              --------------     --------------     --------------   --------------


LIABILITIES
Forward foreign currency contracts to sell, at value
  (Cost: $10,273,551) (Notes 2 and 7)...............             10,012,848             ------             ------           ------
Payables:
      Forward foreign currency contracts to buy
        (Notes 2 and 7).............................              3,893,459             ------             ------           ------
      Investments purchased.........................                 67,531            647,825            271,119        1,164,337
      Fund shares redeemed..........................                  9,410            188,719             61,413           82,982
      Dividend and interest withholding tax.........                 11,900              2,958                315            2,393
      Investment adviser............................                 22,144             81,663             86,423           57,424
      Custodian and transfer agent fees.............                 10,477             36,678             52,143           38,011
      Due to custodian..............................                 ------             ------             ------           62,879
                                                              --------------     --------------     --------------   --------------
           Total liabilities........................             14,027,769            957,843            471,413        1,408,026
                                                              --------------     --------------     --------------   --------------
NET ASSETS..........................................            $30,449,265       $150,319,584       $146,584,413      $96,563,002
                                                              ==============     ==============     ==============   ==============

Net assets consist of:
      Undistributed net investment
        income (loss) (Note 2)......................               ($64,947)          $231,301         $1,041,620         $931,071
      Accumulated undistributed net realized gain
        on investments..............................              1,469,181          5,695,295          3,415,537       10,098,957
      Unrealized appreciation (depreciation) on:
        Investments.................................                (38,463)        38,495,614         12,148,998        1,932,009
        Foreign currency and forward foreign currency
          contracts.................................                169,328               (300)               (76)          (1,848)
      Capital shares at par value of $.001 (Note 3).                  2,822              7,986              9,636            8,426
      Additional paid-in capital....................             28,911,344        105,889,688        129,968,698       83,594,387
                                                              --------------     --------------     --------------   --------------

           Net assets...............................            $30,449,265       $150,319,584       $146,584,413      $96,563,002
                                                              ==============     ==============     ==============   ==============

*Investments in securities, at identified cost (Note 2)         $28,320,962       $112,347,890       $134,245,298      $95,307,128
                                                              ==============     ==============     ==============   ==============


   The accompanying notes are an integral part of the financial statements.

NORTH AMERICAN FUNDS
STATEMENTS OF ASSETS AND LIABILITIES  - APRIL 30, 1997 (Unaudited) - continued
-------------------------------------------------------------------------------


                                                       International
                                                         Growth and         Growth and       Equity-Income
                                                        Income Fund        Income Fund           Fund           Balanced Fund
                                                       ---------------    ---------------    --------------     --------------
NET ASSET VALUES
Class A Shares
  Net assets at value...............................     $5,173,255         $22,514,718       $30,640,119        $12,014,829
  Shares outstanding................................        478,452           1,194,771         2,007,370          1,052,464


Net asset value (NAV) and redemption price per share         $10.81              $18.84            $15.26             $11.42
                                                             ======              ======            ======             ======

Public offering price per share (100/95.25 of NAV)
  On sales of $100,000 or more the offering price
  is reduced........................................         $11.35              $19.78            $16.02             $11.99
                                                             ======              ======            ======             ======

Class B Shares
  Net assets at value...............................    $16,243,722         $43,465,762       $30,577,828        $16,526,127
  Shares outstanding................................      1,505,867           2,315,341         2,019,312          1,453,405


Net asset value, offering price and redemption price
  per share.........................................         $10.79              $18.77            $15.14             $11.37
                                                             ======              ======            ======             ======

Class C Shares
  Net assets at value...............................     $9,032,288         $84,339,104       $85,366,466        $68,022,046
  Shares outstanding................................        837,229           4,475,855         5,608,722          5,920,042


Net asset value, offering price and redemption price
  per share.........................................         $10.79              $18.84            $15.22             $11.49
                                                             ======              ======            ======             ======


   The accompanying notes are an integral part of the financial statements.

NORTH AMERICAN FUNDS
STATEMENTS OF ASSETS AND LIABILITIES - APRIL 30, 1997 (Unaudited)
--------------------------------------------------------------------------------

                                                                         Investment     National          U.S.
                                                          Strategic       Quality       Municipal      Government       Money
                                                           Income          Bond           Bond         Securities       Market
                                                            Fund           Fund           Fund            Fund           Fund
                                                        ------------   ------------   ------------   -------------   ------------
ASSETS

Investments in securities, at value* (Includes
 repurchase agreements of $11,816,000 and
 $29,577,000 in the Strategic Income and U.S.
 Government Securities Funds, respectively)
 (See accompanying portfolio of investments).......      $84,662,645    $19,094,058    $18,272,616    $128,537,096    $24,618,300
Receivable for forward foreign currency contracts
 to sell (Notes 2 and 7)...........................        3,828,619         ------         ------          ------         ------
Forward foreign currency contracts to buy, at value
 (Cost: $183,081) (Notes 2 and 7)..................          181,430         ------         ------          ------         ------
Cash...............................................              958            868         78,790             338            418
Foreign currency (Cost: $5,997)....................            5,985         ------         ------          ------         ------
Receivables:
     Investments sold..............................        1,327,500        185,768         ------      28,269,404         ------
     Fund shares sold..............................          313,224          2,524         ------         100,000          1,882
     Dividends.....................................              867         ------         ------          ------         ------
     Interest......................................        1,394,382        324,686        298,712         463,098         ------
     Foreign tax withholding reclaims..............            8,601         ------         ------          ------         ------
     From adviser (Note 5).........................            5,964          4,359          4,782          50,754          6,076
Deferred organization expenses (Note 2)............            3,778         ------          3,128          ------         ------
Other assets.......................................           18,053         14,094          8,042          15,661         17,566
                                                        ------------   ------------   ------------   -------------   ------------
           Total assets............................       91,752,006     19,626,357     18,666,070     157,436,351     24,644,242
                                                        ------------   ------------   ------------   -------------   ------------

LIABILITIES

Forward foreign currency contracts to sell, at
 value (Cost: $3,828,619) (Notes 2 and 7)..........        3,797,570         ------         ------          ------         ------
Payables:
    Forward foreign currency contracts to buy
     (Notes 2 and 7)...............................          183,081         ------         ------          ------         ------
    Investments purchased..........................       11,191,953        792,128        540,874      66,615,117         ------
    Fund shares redeemed...........................           17,682         30,111          9,564          36,947         ------
    Dividends......................................          501,684         98,714         69,589         483,834         99,384
    Dividend and interest withholding tax..........              623         ------         ------          ------         ------
    Investment adviser.............................           44,798          9,123          8,876          52,136          5,184
    Custodian and transfer agent fees..............           19,367          7,891          9,841          34,347          9,985
    Other accrued expenses.........................           ------         ------         ------           1,208            671
Deferred mortgage dollar roll income...............            7,048         ------         ------          32,487         ------
                                                        ------------   ------------   ------------   -------------   ------------
           Total liabilities.......................       15,763,806        937,967        638,744      67,256,076        115,224
                                                        ------------   ------------   ------------   -------------   ------------

NET ASSETS.........................................      $75,988,200    $18,688,390    $18,027,326     $90,180,275    $24,529,018
                                                        ============   ============   ============   =============   ============

Net assets consist of:
      Undistributed net investment
       income (loss) (Note 2)......................          $72,326        $19,271          ($474)      ($234,978)        ------
      Accumulated undistributed net realized
       loss on investments.........................         (884,237)      (540,628)      (319,927)     (3,406,075)        ------
      Unrealized appreciation (depreciation) on:
       Investments.................................        1,826,217       (214,232)       379,653        (354,629)        ------
       Foreign currency and forward foreign
        currency contracts.........................           28,204         ------         ------          ------         ------
      Capital shares at par value of $.001
        (Note 3)...................................            7,971          1,841          1,857           9,303        $24,529
      Additional paid-in capital...................       74,937,719     19,422,138     17,966,217      94,166,654     24,504,489
                                                        ------------   ------------   ------------   -------------   ------------

           Net assets..............................      $75,988,200    $18,688,390    $18,027,326     $90,180,275    $24,529,018
                                                        ============   ============   ============   =============   ============

*Investments in securities, at identified cost
 (Note 2)..........................................       82,836,428     19,308,290     17,892,963     128,891,725     24,618,300
                                                        ============   ============   ============   =============   ============

   The accompanying notes are an integral part of the financial statements.

NORTH AMERICAN FUNDS
STATEMENTS OF ASSETS AND LIABILITIES - APRIL 30, 1997 (Unaudited) - continued
--------------------------------------------------------------------------------



                                                                        Investment     National         U.S.
                                                          Strategic       Quality      Municipal     Government      Money
                                                           Income          Bond          Bond        Securities      Market
                                                            Fund           Fund          Fund           Fund          Fund
                                                        -------------  ------------  ------------  -------------  -------------
NET ASSET VALUES

Class A Shares
  Net assets at value...............................     $15,955,412    $7,582,769    $6,573,419    $58,676,316    $10,537,654
  Shares outstanding................................       1,673,492       746,527       677,329      6,053,817     10,537,654


Net asset value (NAV) and redemption price per share           $9.53        $10.16         $9.70          $9.69          $1.00
                                                               =====        ======         =====          =====          =====

Public offering price per share (100/95.25 of NAV)
  On sales of $100,000 or more the offering price
  is reduced........................................          $10.01        $10.67        $10.18         $10.17          -----
                                                              ======        ======        ======         ======          =====

Class B Shares
  Net assets at value...............................     $32,605,367    $4,448,513    $6,303,424    $17,296,384     $3,643,526
  Shares outstanding................................       3,420,365       438,275       649,469      1,784,362      3,643,526


Net asset value, offering price and redemption price
  per share.........................................           $9.53        $10.15         $9.71          $9.69          $1.00
                                                               =====        ======         =====          =====          =====

Class C Shares
  Net assets at value...............................     $27,427,421    $6,657,108    $5,150,483    $14,207,575    $10,347,838
  Shares outstanding................................       2,877,074       655,940       530,673      1,465,743     10,347,838


Net asset value, offering price and redemption price
  per share.........................................           $9.53        $10.15         $9.71          $9.69          $1.00
                                                               =====        ======         =====          =====          =====

  The accompanying notes are an integral part of the financial statements.

NORTH AMERICAN FUNDS
STATEMENTS OF OPERATIONS - FOR THE SIX MONTHS ENDED APRIL 30, 1997 (Unaudited)
--------------------------------------------------------------------------------

                                                              International                      Global          Growth
                                                                Small Cap       Small/Mid        Equity          Equity
                                                                   Fund          Cap Fund         Fund            Fund
                                                              -------------   -------------   -------------   -------------
Investment Income:

    Interest........................................               $66,306         $40,495         $13,279         $55,296
    Dividends (Net of $7,176, $1,041, $114,916 and
      $1,705 withholding tax in the International
      Small Cap, Small/Mid Cap, Global Equity and
      Growth Equity Funds, respectively)............                46,208          30,187       1,271,662          60,975
                                                              -------------   -------------   -------------   -------------
           Total income.............................               112,514          70,682       1,284,941         116,271
                                                              -------------   -------------   -------------   -------------
Expenses:

    Distribution for Class A........................                 4,493           5,338          47,441           4,367
    Distribution for Class B........................                30,090          37,105         133,068          29,428
    Distribution for Class C........................                30,984          46,512         317,235          38,588
    Investment adviser fee (Note 5).................                77,609          91,453         527,263          72,442
    Custodian fee...................................                15,360          21,374          46,868          16,822
    Transfer agent fee..............................                13,404          20,694         125,502          13,448
    Accounting/administration.......................                10,696          14,901          92,782          11,737
    Audit and legal fees............................                 2,346           3,232          20,987           2,572
    Miscellaneous...................................                19,248          20,581          56,348          19,184
                                                              -------------   -------------   -------------   -------------
    Expenses before reimbursement
      by investment adviser.........................               204,230         261,190       1,367,494         208,588
    Reimbursement of expenses by
      investment adviser (Note 5)...................                24,079          41,236          49,564          31,539
                                                              -------------   -------------   -------------   -------------

           Net expenses.............................               180,151         219,954       1,317,930         177,049
                                                              -------------   -------------   -------------   -------------

           Net investment loss......................               (67,637)       (149,272)        (32,989)        (60,778)
                                                              -------------   -------------   -------------   -------------

Realized and unrealized gain (loss) on investments and foreign currency:

    Net realized gain (loss) on:
      Investment transactions.......................              (394,378)       (726,448)      1,791,868         299,961
      Foreign currency and forward foreign
        currency contracts..........................                (9,308)         ------         (47,300)         (2,616)
    Change in unrealized appreciation (depreciation) on:
      Investments...................................               701,082          83,461      10,764,656         795,500
      Translation of foreign currency and forward
        foreign currency contracts..................                  (936)         ------         981,825            (108)
                                                              -------------   -------------   -------------   -------------

           Net gain (loss) on investments and
             foreign currency.......................               296,460        (642,987)     13,491,049       1,092,737
                                                              -------------   -------------   -------------   -------------

Net increase (decrease) in net
  assets resulting from operations..................              $228,823       ($792,259)    $13,458,060      $1,031,959
                                                              =============   =============   =============   =============

   The accompanying notes are an integral part of the financial statements.


NORTH AMERICAN FUNDS
STATEMENTS OF OPERATIONS - FOR THE SIX MONTHS ENDED APRIL 30, 1997 (Unaudited)
----------------------------------------------------------------------------------------------------------------------------------


                                                             International
                                                               Growth and        Growth and          Equity-
                                                                 Income            Income            Income            Balanced
                                                                  Fund              Fund              Fund               Fund
                                                             -------------     --------------     --------------     -------------
Investment Income:

    Interest.............................................       $  138,440        $    72,396        $   372,416      $  1,395,649
    Dividends (Net of $28,930, $5,095, $20,948 and
      $9,682 withholding tax in the International Growth
      and Income, Growth and Income, Equity-Income
      and Balanced Funds, respectively)..................          226,900          1,448,863          2,091,048           725,280
                                                             -------------     --------------     --------------     -------------

           Total income..................................          365,340          1,521,259          2,463,464         2,120,929
                                                             -------------     --------------     --------------     -------------

Expenses:

    Distribution for Class A.............................            8,845             36,610             52,890            19,634
    Distribution for Class B.............................           78,538            196,980            144,293            81,502
    Distribution for Class C.............................           46,050            401,947            432,951           353,710
    Investment adviser fee (Note 5)......................          134,874            487,279            524,404           360,186
    Custodian fee........................................           11,990             28,141             29,135            19,652
    Transfer agent fee...................................           32,076            111,693            134,946            85,003
    Accounting/administration............................           23,238            106,159            112,981            77,853
    Audit and legal fees.................................            5,181             23,827             25,436            17,293
    Amortization of deferred organization expenses
      (Note 2)...........................................              806             ------             ------            ------
    Miscellaneous........................................           15,064             25,415             26,544            21,875
                                                             -------------     --------------     --------------     -------------
    Expenses before reimbursement
      by investment adviser..............................          356,662          1,418,051          1,483,580         1,036,708

    Reimbursement of expenses by
      investment adviser (Note 5)........................           12,610             85,616            132,309            94,837
                                                             -------------     --------------     --------------     -------------

           Net expenses..................................          344,052          1,332,435          1,351,271           941,871
                                                             -------------     --------------     --------------     -------------

           Net investment income.........................           21,288            188,824          1,112,193         1,179,058
                                                             -------------     --------------     --------------     -------------

Realized and unrealized gain on investments and foreign currency:

    Net realized gain (loss) on:
      Investment transactions............................        1,225,174          5,701,211          4,187,183        10,143,628
      Foreign currency and forward foreign
        currency contracts...............................          288,309             ------                595          (38,575)
    Change in unrealized appreciation (depreciation) on:
      Investments........................................        (659,339)         12,143,658         10,004,062       (5,643,346)
      Translation of foreign currency and forward
        foreign currency contracts.......................           78,309              (175)               (76)           (2,001)
                                                             -------------     --------------     --------------     -------------

           Net gain on investments
             and foreign currency........................          932,453         17,844,694         14,191,764         4,459,706
                                                             -------------     --------------     --------------     -------------

Net increase in net assets
  resulting from operations..............................       $  953,741        $18,033,518        $15,303,957      $  5,638,764
                                                             =============     ==============     ==============     =============

   The accompanying notes are an integral part of the financial statements.

NORTH AMERICAN FUNDS
STATEMENTS OF OPERATIONS - FOR THE SIX MONTHS ENDED APRIL 30, 1997 (Unaudited)
--------------------------------------------------------------------------------


                                                                          Investment    National      U.S.
                                                            Strategic       Quality     Municipal  Government        Money
                                                             Income          Bond         Bond     Securities        Market
Investment Income:                                            Fund           Fund         Fund        Fund            Fund
                                                         -------------    ----------  -----------  -----------   -------------
    Interest (Net of $65 withholding tax in the
      Strategic IncomeFund).........................        $3,290,683      $784,341     $544,249   $3,840,986        $558,067
    Dividends.......................................             2,434           194       ------       ------          ------
                                                         -------------    ----------  -----------  -----------   -------------
           Total income.............................         3,293,117       784,535      544,249    3,840,986         558,067
Expenses:                                                -------------    ----------  -----------  -----------   -------------

    Distribution for Class A........................            25,677        14,265        5,063      116,273          ------
    Distribution for Class B........................           159,473        23,159       30,455       91,483          ------
    Distribution for Class C........................           124,494        35,968       27,057       83,033          ------
    Investment adviser fee (Note 5).................           262,527        59,931       54,759      304,035          20,664
    Custodian fee...................................            28,586         3,995        3,651       20,269           4,133
    Transfer agent fee..............................            48,183        23,252       10,519       82,974          31,677
    Accounting/administration.......................            53,919        16,142       14,620       83,895          15,324
    Audit and legal fees............................            12,015         3,584        3,286       18,691           3,336
    Amortization of deferred organization expenses
      (Note 2)......................................             1,247        ------        1,247       ------          ------
    Miscellaneous...................................            17,503        13,218       11,911       21,944          17,154
                                                         -------------    ----------  -----------  -----------   -------------
    Expenses before reimbursement
      by investment adviser.........................           733,624       193,514      162,568      822,597          92,288

    Reimbursement of expenses by
      investment adviser (Note 5)...................            14,703        29,795       23,355       75,366          40,627
                                                         -------------    ----------  -----------  -----------   -------------
           Net expenses.............................           718,921       163,719      139,213      747,231          51,661
                                                         -------------    ----------  -----------  -----------   -------------
           Net investment income....................         2,574,196       620,816      405,036    3,093,755         506,406
                                                         -------------    ----------  -----------  -----------   -------------

Realized and unrealized loss on investments and foreign currency:

    Net realized gain (loss) on:
      Investment transactions.......................         (849,586)        19,976      105,313  (1,111,094)          ------
      Foreign currency and forward foreign
        currency contracts..........................           (4,536)        ------       ------       ------          ------
    Change in unrealized appreciation (depreciation) on:
      Investments...................................           718,603     (373,300)    (152,383)    (136,450)          ------
      Translation of foreign currency and forward
        foreign currency contracts..................            80,443        ------       ------       ------          ------
                                                         -------------    ----------  -----------  -----------   -------------
           Net loss on investments and
             foreign currency.......................           (55,076)     (353,324)     (47,070)  (1,247,544)         ------
                                                         -------------    ----------  -----------  -----------   -------------
Net increase in net assets
  resulting from operations.........................        $2,519,120      $267,492     $357,966   $1,846,211        $506,406
                                                         =============    ==========  ===========  ===========   =============

  The accompanying notes are an integral part of the financial statements.

NORTH AMERICAN FUNDS
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------



                                                  International
                                                 Small Cap Fund              Small/Mid Cap Fund
                                           ---------------------------- ---------------------------
                                              Six Months                     Six Months
                                                 Ended       03/04/96*          Ended       03/04/96*
                                               04/30/97         to            04/30/97         to
                                             (Unaudited)     10/31/96       (Unaudited)     10/31/96
                                           --------------- ------------   ---------------  -----------
Increase (decrease) in net assets:

Operations:
   Net investment income (loss) ......       ($67,637)        ($2,132)      ($149,272)       ($64,498)
   Net realized gain (loss) on:
     Investment transactions .........       (394,378)        (62,589)       (726,448)       (771,607)
     Foreign currency and forward
      foreign currency contracts .....         (9,308)         (2,661)             --              --
   Change in unrealized appreciation
    (depreciation) on:
     Investments .....................        701,082         359,247          83,461         596,162
     Foreign currency and forward
      foreign currency contracts .....           (936)            222              --              --
                                         ------------    ------------    ------------    ------------
Net increase (decrease) in net assets
 resulting from operations ...........        228,823         292,087        (792,259)       (239,943)


Net equalization credits
  (charges) (Note 2) .................          1,146           4,522              --              --


Distribution to shareholders from:

   Net investment income
     Class A .........................             --              --              --              --
     Class B .........................             --              --              --              --
     Class C .........................             --              --              --              --
   Net realized gains on investments
     and foreign currency transactions
     Class A .........................             --              --              --              --
     Class B .........................             --              --              --              --
     Class C .........................             --              --              --              --


Increase (decrease) in net assets from
 capital share transactions (Note 3)...     3,340,551      12,408,063       3,249,973      18,106,028
                                         ------------    ------------    ------------    ------------
Increase (decrease) in net assets ....      3,570,520      12,704,672       2,457,714      17,866,085

Net assets at beginning of period ....     12,704,672            --        17,866,085            --
                                         ------------    ------------    ------------    ------------
Net assets at end of period ..........    $16,275,192     $12,704,672     $20,323,799     $17,866,085
                                         ============    ============    ============    ============
Undistributed net
 investment income (loss) ............       ($61,969)         $4,522       ($149,272)             --
                                         ============    ============    ============    ============


                                                  Global Equity Fund           Growth Equity Fund
                                              ---------------------------  ---------------------------
                                               Six Months                    Six Months
                                                  Ended          Year           Ended       03/04/96*
                                                04/30/97         Ended        04/30/97         to
                                               (Unaudited)     10/31/96      (Unaudited)    10/31/96
                                              -------------- -------------  -------------- -----------
Increase (decrease) in net assets:

Operations:

   Net investment income (loss) ......        ($32,989)     ($1,061,996)       ($60,778)       $187,173
   Net realized gain (loss) on:
     Investment transactions .........       1,791,868       20,253,188         299,961        (423,274)
     Foreign currency and forward
      foreign currency contracts .....         (47,300)      (2,845,571)         (2,616)         (4,508)
   Change in unrealized appreciation
    (depreciation) on:
     Investments .....................      10,764,656       (8,931,531)        795,500         703,285
     Foreign currency and forward
      foreign currency contracts .....         981,825          384,459            (108)             12
                                         -------------    -------------    ------------    ------------
Net increase (decrease) in net assets
 resulting from operations ...........      13,458,060        7,798,549       1,031,959         462,688




Net equalization credits
  (charges) (Note 2) .................         (29,995)        (222,342)         33,912          54,433




Distribution to shareholders from:


   Net investment income
     Class A .........................         (89,790)        (370,905)        (33,593)             --
     Class B .........................            --           (247,709)        (63,216)             --
     Class C .........................            --           (588,999)        (90,077)             --
   Net realized gains on investments
     and foreign currency transactions
     Class A .........................      (2,895,690)            --              --                --
     Class B .........................      (2,872,442)            --              --                --
     Class C .........................      (7,051,972)            --              --                --



Increase (decrease) in net assets from
 capital share transactions (Note 3)..      (1,921,907)     (20,505,106)      3,146,524      12,968,925
                                         -------------    -------------    ------------    ------------
Increase (decrease) in net assets ....      (1,403,736)     (14,136,512)      4,025,509      13,486,046


Net assets at beginning of period ....     116,414,926      130,551,438      13,486,046              --


Net assets at end of period ..........    $115,011,190     $116,414,926     $17,511,555     $13,486,046
                                         =============    =============    ============    ============
Undistributed net
 investment income (loss) ............       ($409,677)       ($256,903)        $26,640        $240,392
                                         =============    =============    ============    ============

----------------------------
* Commencement of operations

   The accompanying notes are an integral part of the financial statements.



NORTH AMERICAN FUNDS
STATEMENTS OF CHANGES IN NET ASSETS
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                        Equity-Income Fund
                                                                                                           (formerly, the
                                                 International                                           Value Equity Fund,
                                             Growth and Income Fund      Growth and Income Fund      formerly, the Growth Fund)
                                             -----------------------    -------------------------    --------------------------
                                             Six Months                  Six Months                   Six Months
                                                Ended         Year          Ended         Year           Ended          Year
                                              04/30/97       Ended        04/30/97       Ended          04/30/97       Ended
                                             (Unaudited)   10/31/96     (Unaudited)    10/31/96       (Unaudited)    10/31/96
                                             ----------- -----------    ------------ ------------    ------------- ------------
Increase in net assets:

Operations:

   Net investment income...............          $21,288    $159,225        $188,824     $606,189       $1,112,193     $616,758
   Net realized gain (loss) on:
     Investment transactions...........        1,225,174   3,404,649       5,701,211    7,749,188        4,187,183   28,962,312
     Foreign currency and forward foreign
       currency contracts..............          288,309   (986,073)          ------     (40,894)              595      (6,379)
   Change in unrealized appreciation
    (depreciation) on:
     Investments.......................        (659,339)     947,754      12,143,658   12,987,230       10,004,062  (6,846,565)
     Foreign currency and forward foreign
       currency contracts..............           78,309   (284,107)           (175)          261             (76)       ------
                                             ----------- -----------    ------------ ------------    ------------- ------------

Net increase in net assets
  resulting from operations............
                                                 953,741   3,241,448      18,033,518   21,301,974       15,303,957   22,726,126

Net equalization credits (Note 2)......
                                                  20,683       6,318          10,550       14,902          203,318       44,707

Distribution to shareholders from:

   Net investment income
     Class A...........................          (83,820)    (56,090)        (89,347)    (186,049)        (307,636)    (216,448)
     Class B...........................         (180,637)    (52,389)        (53,469)    (205,020)        (123,016)    (118,093)
     Class C...........................         (105,696)    (34,562)        (95,738)    (430,616)        (297,896)    (187,978)
   Net realized gains on investments and
     foreign currency transactions
     Class A...........................         (332,915)    (75,054)     (1,114,556)    (105,286)      (6,143,038)  (1,874,732)
     Class B...........................       (1,034,399)   (104,218)     (2,130,500)    (184,505)      (5,815,447)  (1,711,898)
     Class C...........................         (616,566)    (73,099)     (4,448,214)    (525,694)     (17,766,497)  (6,634,855)

Increase in net assets from capital share
transactions (Note 3)..................        2,803,720   4,531,170      12,370,571   13,771,553       22,147,482    1,737,386
                                             ----------- -----------    ------------ ------------    ------------- ------------

Increase in net assets.................        1,424,111   7,383,524      22,482,815   33,451,259        7,201,227   13,764,215

Net assets at beginning of period......       29,025,154  21,641,630     127,836,769   94,385,510      139,383,186  125,618,971
                                             ----------- -----------    ------------ ------------    ------------- ------------

Net assets at end of period............      $30,449,265 $29,025,154    $150,319,584 $127,836,769     $146,584,413 $139,383,186
                                             =========== ===========    ============ ============    ============= ============
Undistributed net
  investment income (loss).............         ($64,947)   $263,235        $231,301     $270,481       $1,041,620     $454,658
                                             =========== ===========    ============ ============    ============= ============


   The accompanying notes are an integral part of the financial statements.

NORTH AMERICAN FUNDS
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                            Balanced Fund             Strategic Income Fund
                                                    ----------------------------   ----------------------------
                                                      Six Months                    Six Months
                                                        Ended          Year           Ended           Year
                                                      04/30/97         Ended         04/30/97         Ended
                                                     (Unaudited)      10/31/96      (Unaudited)      10/31/96
                                                    -------------   ------------   -------------   ------------
Increase (decrease) in net assets:

Operations:

   Net investment income..................             $1,179,058     $2,810,880      $2,574,196     $4,313,039
   Net realized gain (loss) on:
     Investment transactions..............             10,143,628      9,535,049       (849,586)      2,401,213
     Futures contracts....................                 ------       (80,559)          ------         ------
     Foreign currency and forward foreign
       currency contracts.................               (38,575)        (1,438)         (4,536)         80,533
   Change in unrealized appreciation
    (depreciation) on:
     Investments..........................            (5,643,346)      (344,241)         718,603      1,743,690
     Futures contracts....................                 ------          4,372          ------         ------
     Foreign currency and forward foreign
       currency contracts.................                (2,001)            153          80,443         56,961
                                                    -------------   ------------   -------------   ------------
Net increase in net assets
  resulting from operations...............              5,638,764     11,924,216       2,519,120      8,595,436


Net equalization credits (charges) (Note 2)               251,413          7,941          ------         ------


Distribution to shareholders from:

   Net investment income
     Class A..............................              (392,396)      (342,751)       (698,308)      (944,160)
     Class B..............................              (509,836)      (316,830)     (1,415,124)    (2,001,770)
     Class C..............................            (2,058,773)    (2,066,083)     (1,096,718)    (1,367,107)
   Net realized gains on investments,
     futures and foreign currency
     transactions
     Class A..............................            (1,015,169)      (646,271)       (272,850)         ------
     Class B..............................            (1,534,515)      (692,368)       (599,725)         ------
     Class C..............................            (6,683,658)    (4,999,304)       (442,077)         ------

Increase (decrease) in net assets from
  capital share transactions (Note 3).....              2,953,703    (3,488,924)      10,938,409     17,786,584
                                                    -------------   ------------   -------------   ------------

Increase (decrease) in net assets.........            (3,350,467)      (620,374)       8,932,727     22,068,983

Net assets at beginning of period.........             99,913,469    100,533,843      67,055,473     44,986,490
                                                    -------------   ------------   -------------   ------------

Net assets at end of period...............            $96,563,002    $99,913,469     $75,988,200    $67,055,473
                                                    =============   ============   =============   ============

Undistributed
  net investment income...................               $931,071     $2,461,605         $72,326       $708,280
                                                    =============   ============   =============   ============


                                                     Investment Quality Bond Fund
                                                    ------------------------------
                                                      Six Months
                                                        Ended             Year
                                                       04/30/97           Ended
                                                     (Unaudited)        10/31/96
                                                    -------------     ------------
Increase (decrease) in net assets:

Operations:

   Net investment income..................               $620,816       $1,277,708
   Net realized gain (loss) on:
     Investment transactions..............                 19,976          137,744
     Futures contracts....................                 ------           ------
     Foreign currency and forward foreign
       currency contracts.................                 ------           ------
   Change in unrealized appreciation
    (depreciation) on:
     Investments..........................              (373,300)        (529,084)
     Futures contracts....................                 ------           ------
     Foreign currency and forward foreign
       currency contracts.................                 ------           ------
                                                    -------------     ------------
Net increase in net assets
  resulting from operations...............                267,492          886,368


Net equalization credits (charges) (Note 2)                 (880)            3,940


Distribution to shareholders from:

   Net investment income
     Class A..............................              (269,381)         (633,961)
     Class B..............................              (139,208)         (264,717)
     Class C..............................              (216,811)         (418,906)
   Net realized gains on investments,
     futures and foreign currency
     transactions
     Class A..............................                 ------            ------
     Class B..............................                 ------            ------
     Class C..............................                 ------            ------

Increase (decrease) in net assets from
   capital share transactions (Note 3)....            (2,229,576)           681,354
                                                    -------------     -------------

Increase (decrease) in net assets.........            (2,588,364)           254,078

Net assets at beginning of period.........             21,276,754        21,022,676
                                                    -------------     -------------
Net assets at end of period...............
                                                      $18,688,390       $21,276,754
                                                    =============     =============

Undistributed
  net investment income...................                $19,271           $24,735
                                                    =============     =============

   The accompanying notes are an integral part of the financial statements.

NORTH AMERICAN FUNDS
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                            National Municipal             U.S. Government
                                                Bond Fund                  Securities Fund               Money Market Fund
                                        ----------------------------  ---------------------------  ----------------------------
                                         Six Months                    Six Months                   Six Months
                                           Ended            Year         Ended           Year         Ended            Year
                                          04/30/97         Ended        04/30/97        Ended        04/30/97         Ended
                                         (Unaudited)      10/31/96     (Unaudited)     10/31/96     (Unaudited)      10/31/96
                                        -------------  -------------  -------------  ------------  -------------  -------------
Increase (decrease) in net assets:

Operations:

  Net investment income................      $405,036       $902,673     $3,093,755    $6,347,417       $506,406       $961,436
  Net realized gain (loss) on
   investment transactions.............       105,313         51,281     (1,111,094)      692,635         ------         ------
  Change in unrealized appreciation
   (depreciation) on investments.......      (152,383)       134,956       (136,450)   (2,144,261)        ------         ------
                                        -------------  -------------  -------------  ------------  -------------  -------------
Net increase in net assets
 resulting from operations.............       357,966      1,088,910      1,846,211     4,895,791        506,406        961,436


Net equalization credits (Note 2)......        ------         ------         ------             5         ------         ------


Distribution to shareholders from:

  Net investment income
   Class A.............................      (167,840)      (386,541)    (2,008,616)   (4,374,305)      (201,138)      (405,871)
   Class B.............................      (125,487)      (252,541)      (488,707)     (943,899)       (77,016)       (88,592)
   Class C.............................      (111,614)      (263,588)      (448,056)   (1,029,213)      (228,252)      (466,973)

Distribution to shareholders:

  In excess of net investment income
   Class A.............................        ------         ------         ------      (502,592)        ------         ------
   Class B.............................        ------         ------         ------      (108,446)        ------         ------
   Class C.............................        ------         ------         ------      (118,254)        ------         ------

Increase (decrease) in net assets from
 capital share transactions (Note 3)...    (1,459,152)      (980,922)   (20,947,711)     (949,834)     3,539,889     (1,348,319)
                                        -------------  -------------  -------------  ------------  -------------  -------------

Increase (decrease) in net assets......    (1,506,127)      (794,682)   (22,046,879)   (3,130,747)     3,539,889     (1,348,319)

Net assets at beginning of period......    19,533,453     20,328,135    112,227,154   115,357,901     20,989,129     22,337,448
                                        -------------  -------------  -------------  ------------  -------------  -------------

Net assets at end of period............   $18,027,326    $19,533,453    $90,180,275  $112,227,154    $24,529,018    $20,989,129
                                        =============  =============  =============  ============  =============  =============

Undistributed
 net investment loss...................         ($474)         ($569)     ($234,978)    ($383,354)         -----          -----
                                        =============  =============  =============  ============  =============  =============

   The accompanying notes are an integral part of the financial statements.

NORTH AMERICAN FUNDS
FINANCIAL HIGHLIGHTS (For a Share Outstanding Throughout the Period)
--------------------------------------------------------------------------------


                                                                             International Small Cap Fund
                                              --------------------------------------------------------------------------------------
                                                 Six Months                    Six Months                 Six Months
                                                    Ended         03/04/96*       Ended       03/04/96*      Ended       03/04/96*
                                                   4/30/97           to          4/30/97         to         4/30/97         to
                                                 (Unaudited)      10/31/96     (Unaudited)    10/31/96    (Unaudited)    10/31/96
                                                   Class A         Class A       Class B       Class B      Class C       Class C
                                                 ------------    ------------  ------------ ------------ ------------  ------------
Net asset value, beginning of period ..........    $13.43          $12.50        $13.37        $12.50       $13.37       $12.50

Income (loss) from investment operations:
----------------------------------------
Net investment income (loss) (B) ..............     (0.03)           0.05         (0.06)        (0.01)       (0.06)       (0.01)
Net realized and unrealized gain on investments
  and foreign currency transactions ...........      0.37            0.88          0.35          0.88         0.35         0.88
                                                     ----            ----          ----          ----         ----         ----

         Total from investment
           operations .........................      0.34            0.93          0.29          0.87         0.29         0.87

Net asset value, end of period ................    $13.77          $13.43        $13.66        $13.37       $13.66       $13.37
                                                   ======          ======        ======        ======       ======       ======

         Total return .........................      2.53%+          7.44%+        2.17%+        6.96%+       2.17%+       6.96%+

Net assets, end of period (000's) .............    $2,659          $2,120        $6,948        $5,068       $6,669       $5,517

Ratio of operating expenses to
  average net assets (C) ......................      1.90%(A)        1.90%(A)      2.55%(A)      2.55%(A)     2.55%(A)     2.55%(A)

Ratio of net investment income (loss) to
  average net assets ..........................     (0.38%)(A)       0.50%(A)     (1.03%)(A)    (0.15%)(A)   (1.03%)(A)   (0.15%)(A)

Portfolio turnover rate .......................        51%(A)          67%(A)        51%(A)        67%(A)       51%(A)       67%(A)

Average commission rate per share (D) .........     $0.016          $0.016        $0.016        $0.016       $0.016       $0.016

-----------------------------

   *  Commencement of operations
   +  Non-annualized
 (A)  Annualized
 (B) After expense reimbursement by the adviser of $0.04, $0.02 and $0.02 per share for the International Small Cap Fund - Classes A, B and C respectively, for the six months ended April 30, 1997 and $0.11, $0.02 and $0.02 per share for the International Small Cap Fund - Classes A, B and C respectively, for the period March 4, 1996 (commencement of operations) to October 31, 1996.
 (C) The ratio of operating expenses, before reimbursement by the adviser, was 2.41%, 2.85% and 2.83% for the International Small Cap Fund, Classes A, B and C respectively, for the six months ended April 30, 1997 and 3.07%, 3.27% and 3.25% for the International Small Cap Fund, Classes A, B and C respectively, for the period March 4, 1996 (commencement of operations) to October 31, 1996 on an annualized basis.
 (D) For fiscal years beginning on or after September 1, 1995, a fund is required to disclose its average commission rate per share of all security trades on which commissions are charged. In certain foreign markets the relationship between the translated U.S. dollar price per share and commission paid per share may vary from that of domestic markets.


    The accompanying notes are an integral part of the financial statements.

NORTH AMERICAN FUNDS
FINANCIAL HIGHLIGHTS (For a Share Outstanding Throughout the Period)
-------------------------------------------------------------------------------


                                                                               Small/Mid Cap Fund
                                              -------------------------------------------------------------------------------------
                                               Six Months                 Six Months                  Six Months
                                                  Ended       03/04/96*      Ended      03/04/96*       Ended          03/04/96*
                                                 4/30/97         to         4/30/97         to         4/30/97            to
                                               (Unaudited)    10/31/96    (Unaudited)    10/31/96    (Unaudited)       10/31/96
                                                 Class A       Class A      Class B      Class B       Class C          Class C
                                              -------------  ------------ ------------ ------------- -------------    ------------

Net asset value, beginning of period.........    $12.62         $12.50       $12.58        $12.50        $12.59          $12.50

Income (loss) from investment operations:
----------------------------------------
Net investment loss (B)......................     (0.06)         (0.02)       (0.09)        (0.05)        (0.09)          (0.05)
Net realized and unrealized gain (loss)
  on investments.............................     (0.27)          0.14        (0.30)         0.13         (0.30)           0.14
                                                  -----          -----        -----         -----         -----           -----

         Total from investment
           operations........................     (0.33)          0.12        (0.39)         0.08         (0.39)           0.09

Net asset value, end of period...............    $12.29         $12.62       $12.19        $12.58        $12.20          $12.59
                                                 ======         ======       ======        ======        ======          ======

         Total return........................     (2.61%)+        0.96%+      (3.10%)+       0.64%+       (3.10%)+         0.72%+


Net assets, end of period (000's)............    $2,989         $2,966       $7,527        $6,659        $9,808          $8,241

Ratio of operating expenses to
  average net assets (C).....................     1.675%(A)      1.675%(A)    2.325%(A)     2.325%(A)     2.325%(A)       2.325%(A)

Ratio of net investment loss to
  average net assets.........................     (0.96%)(A)     (0.40%)(A)   (1.61%)(A)    (1.05%)(A)    (1.61%)(A)      (1.05%)(A)

Portfolio turnover rate......................       149%(A)         92%(A)      149%(A)        92%(A)       149%(A)          92%(A)

Average commission rate per share (D)........    $0.069         $0.069       $0.069        $0.069        $0.069          $0.069
-----------------------------

   *  Commencement of operations
   +  Non-annualized
 (A)  Annualized
 (B) After expense reimbursement by the adviser of $0.04, $0.02 and $0.02 per share for the Small/Mid Cap Fund - Classes A, B and C respectively, for the six months ended April 30, 1997 and $0.06, $0.03 and $0.03 per share for the Small/Mid Cap Fund - Classes A, B and C respectively, for the period March 4, 1996 (commencement of operations) to October 31, 1996.
 (C) The ratio of operating expenses, before reimbursement by the adviser, was and 2.30%, 2.72% and 2.69% for the Small/Mid Cap Fund, Classes A, B and C respectively, for the six months ended April 30, 1997 and 2.69%, 3.05% and 3.04% for the Small/Mid Cap Fund, Classes A, B and C respectively, for the period March 4, 1996 (commencement of operations) to October 31, 1996 on an annualized basis.
 (D) For fiscal years beginning on or after September 1, 1995, a fund is required to disclose its average commission rate per share of all security trades on which commissions are charged.

   The accompanying notes are an integral part of the financial statements.

NORTH AMERICAN FUNDS
FINANCIAL HIGHLIGHTS (For a Share Outstanding Throughout the Period)
--------------------------------------------------------------------------------



                                                                         Global Equity Fund
                                                                  (formerly, the Global Growth Fund)
                                              --------------------------------------------------------------------
                                              Six Months
                                                 Ended                 Year              Year             04/01/94*
                                                04/30/97               Ended             Ended               to
                                              (Unaudited)             10/31/96**        10/31/95          10/31/94
                                                Class A               Class A           Class A           Class A
                                              ----------            ----------         ---------         ---------
Net asset value, beginning of period ...          $14.50                $13.84            $14.82            $14.13

Income (loss) from investment operations
----------------------------------------
Net investment income (loss) (B) .......            0.04                 (0.04)             ----             (0.01)
Net realized and unrealized gain (loss)
  on investments and foreign currency
    transactions .......................            1.68                  0.91             (0.54)             0.70
                                                   -----                 -----             -----             -----
         Total from investment
           operations ..................            1.72                  0.87             (0.54)             0.69

Less distributions
------------------
Dividends from net investment income ...           (0.05)                (0.21)             ----              ----
Distributions from capital gains .......           (1.64)                 ----             (0.44)             ----
                                                   -----                 -----             -----             -----

         Total distributions ...........           (1.69)                (0.21)            (0.44)             ----
                                                   -----                 -----             -----             -----

Net asset value, end of period .........          $14.53                $14.50            $13.84            $14.82
                                                  ======                ======            ======            ======

         Total return ..................           12.27%+                6.33%            (3.52%)            9.16%(E)

Net assets, end of period (000's) ......         $27,831               $25,924           $23,894           $18,152

Ratio of operating expenses
  to average net assets (C) ............            1.75%(A)              1.75%             1.75%             1.75%(A)

Ratio of net investment income
  (loss) to average net assets .........            0.42%(A)             (0.30%)            0.03%            (0.12%)(A)

Portfolio turnover rate ................              24%(A)               165%               57%               54%

Average commission rate per share (D)...           $0.031                $0.016               N/A               N/A


                                                                         Global Equity Fund
                                                                  (formerly, the Global Growth Fund)
                                              --------------------------------------------------------------------
                                               Six Months
                                                 Ended                 Year               Year            04/01/94*
                                                04/30/97               Ended             Ended              to
                                              (Unaudited)            10/31/96**         10/31/95**        10/31/94
                                                Class B               Class B           Class B           Class B
                                              -----------           ----------         ---------         ---------
Net asset value, beginning of period ...          $14.36                $13.73            $14.79            $14.13

Income (loss) from investment operations
----------------------------------------
Net investment income (loss) (B) .......           (0.01)                (0.14)            (0.09)            (0.03)
Net realized and unrealized gain (loss)
  on investments and foreign currency
    transactions .......................            1.67                  0.91             (0.53)             0.69
                                                   -----                 -----             -----             -----
         Total from investment
           operations ..................            1.66                  0.77             (0.62)             0.66

Less distributions
------------------
Dividends from net investment income ...            ----                 (0.14)             ----              ----
Distributions from capital gains .......           (1.64)                 ----             (0.44)             ----
                                                   -----                 -----             -----             -----

         Total distributions ...........           (1.64)                (0.14)            (0.44)             ----
                                                   -----                  ----             -----             -----

Net asset value, end of period .........          $14.38                $14.36            $13.73            $14.79
                                                  ======                ======            ======            ======

         Total return ..................           11.93%+                5.64%            (4.09%)            8.94%(E)

Net assets, end of period (000's) ......          $26,798               $25,661           $23,317           $13,903

Ratio of operating expenses
  to average net assets (C) ............             2.40%(A)              2.40%             2.40%             2.40%(A)

Ratio of net investment income
  (loss) to average net assets .........            (0.23%)(A)            (0.95%)           (0.61%)           (0.77%)(A)

Portfolio turnover rate ................               24%(A)               165%               57%               54%

Average commission rate per share (D)...            $0.031               $0.016                N/A               N/A

------------------------------

  *  Commencement of operations
 ** Net investment income per share has been calculated using the average shares method.
  +  Non-annualized
(A)  Annualized
(B) After expense reimbursement by the adviser of $0.01, $0.01, $0.02 and $0.01 per share for the Global Equity Fund - Class A and $0.01, $0.01, $0.02 and $0.01 per share for the Global Equity Fund - Class B, for the six months ended April 30, 1997, the years ended October 31, 1996 and 1995 and the period April 1, 1994 to October 31, 1994, respectively.
(C) The ratio of operating expenses, before reimbursement by the adviser, was 1.84%, 1.83%, 1.92% and 1.97% for the Global Equity Fund - Class A and 2.49%, 2.48%, 2.58% and 2.71% for the Global Equity Fund - Class B, for the six months ended April 30, 1997, the years ended October 31, 1996 and 1995 and the period April 1, 1994 to October 31, 1994 on an annualized basis, respectively.
(D) For fiscal years beginning on or after September 1, 1995, a fund is required to disclose its average commission rate per share of all security trades on which commissions are charged. In certain foreign markets the relationship between the translated U.S. dollar price per share and commission paid per share may vary from that of domestic markets.
(E) Historical total returns for Classes A and B shares are one year performance returns which include Class C performance prior to April 1, 1994.

   The accompanying notes are an integral part of the financial statements.

NORTH AMERICAN FUNDS
FINANCIAL HIGHLIGHTS (For a Share Outstanding Throughout the Period)
-------------------------------------------------------------------------------

                                                                             Global Equity Fund - Class C
                                                                     (formerly, the Global Growth Fund - Class C)
                                           ----------------------------------------------------------------------------------------
                                            Six Months
                                              Ended                                 Years Ended October 31,
                                            04/30/97**    -------------------------------------------------------------------------
                                            (Unaudited)      1996**     1995**        1994         1993         1992        1991
                                            -----------   ----------  ----------    ----------  ----------    ---------  ----------
Net asset value, beginning of period.....     $14.41        $13.73      $14.79        $13.74      $10.33       $10.76      $10.12

Income (loss) from investment operations
----------------------------------------
Net investment income (loss) (B).........      (0.01)        (0.14)      (0.09)        (0.10)      (0.01)       (0.02)       0.25
Net realized and unrealized gain (loss)
  on investments and foreign currency
  transactions...........................       1.66          0.92       (0.53)         1.15        3.43        (0.37)       0.63
                                              ------        ------      ------        ------      ------       ------      ------

        Total from investment
         operations......................       1.65          0.78       (0.62)         1.05        3.42        (0.39)       0.88

Less distributions
------------------
Dividends from net investment income.....       ----         (0.10)       ----          ----       (0.01)        ----       (0.24)
Distributions from capital gains.........      (1.64)         ----       (0.44)         ----        ----         ----        ----
Distributions from capital...............       ----          ----        ----          ----        ----        (0.04)       ----
                                              ------        ------      ------        ------      ------       ------      ------

        Total distributions..............      (1.64)        (0.10)      (0.44)         ----       (0.01)       (0.04)      (0.24)
                                              ------        ------      ------        ------      ------       ------      ------

Net asset value, end of period...........     $14.42        $14.41      $13.73        $14.79      $13.74       $10.33      $10.76
                                              ======        ======      ======        ======      ======       ======      ======

        Total return.....................      11.81%+        5.70%      (4.09%)        8.94%      33.06%       (3.57%)      8.80%

Net assets, end of period (000's)........    $60,382       $64,830     $83,340      $101,443     $63,503      $14,291      $8,828

Ratio of operating expenses
  to average net assets (C)..............       2.40%(A)      2.40%       2.40%         2.40%       2.40%        2.52%       1.47%

Ratio of net investment income
  (loss) to average net assets...........      (0.23%)(A)    (0.95%)     (0.64%)       (0.91%)     (0.40%)      (0.27%)      1.41%

Portfolio turnover rate..................         24%(A)       165%         57%           54%         57%          69%         70%

Average commission rate per share (D)....    $0.031          $0.016         N/A           N/A         N/A          N/A         N/A

------------------------------

** Net investment income per share has been calculated using the average shares method.
+    Non-annualized
(A)  Annualized
(B) After expense reimbursement by the adviser of $0.02, $0.01, $0.02, $0.01, $0.02, $0.02 and $0.05 per share for the Global Equity Fund - Class C for the six months ended April 30, 1997 and the years ended October 31, 1996, 1995, 1994, 1993, 1992 and 1991, respectively.
(C) The ratio of operating expenses, before reimbursement by the adviser, was 2.48%, 2.48%, 2.53%, 2.52%, 2.72%, 2.78% and 4.37% for the Global Equity
     Fund - Class C for the six months ended April 30, 1997 and the years ended October 31, 1996, 1995, 1994, 1993, 1992 and 1991, respectively.
(D) For fiscal years beginning on or after September 1, 1995, a fund is required to disclose its average commission rate per share of all security trades on which commissions are charged. In certain foreign markets the relationship between the translated U.S. dollar price per share and commission paid per share may vary from that of domestic markets.


   The accompanying notes are an integral part of the financial statements.

NORTH AMERICAN FUNDS
FINANCIAL HIGHLIGHTS (For a Share Outstanding Throughout the Period)

-----------------------------------------------------------------------------------------------------------------------------------

                                                                                  Growth Equity Fund
                                                 ----------------------------------------------------------------------------------
                                                 Six Months                     Six Months                 Six Months
                                                    Ended         03/04/96*        Ended      03/04/96*       Ended       03/04/96*
                                                   4/30/97           to           4/30/97        to          4/30/97         to
                                                 (Unaudited)      10/31/96      (Unaudited)   10/31/96     (Unaudited)    10/31/96
                                                   Class A         Class A        Class B      Class B       Class C       Class C
                                                 -----------      --------      -----------   --------     -----------    --------

Net asset value, beginning of period.........      $13.78          $12.50         $13.73       $12.50        $13.73       $12.50

Income from investment operations:
---------------------------------
Net investment income(B).....................       (0.01)           0.28          (0.06)        0.24         (0.06)        0.24
Net realized and unrealized gain on investments      1.06            1.00           1.06         0.99          1.06         0.99
                                                     ----            ----           ----         ----          ----         ----

         Total from investment
           operations........................        1.05            1.28           1.00         1.23          1.00         1.23

Less Distributions
------------------
Dividends from net investment income.........       (0.19)            --           (0.16)         --          (0.17)         --
                                                     ----                           ----                       ----

Net asset value, end of period...............      $14.64          $13.78         $14.57       $13.73        $14.56       $13.73
                                                   ======          ======         ======       ======        ======       ======

         Total return........................        7.69%+         10.24%+         7.34%+       9.84%+        7.33%+       9.84%+

Net assets, end of period (000's)............      $2,421          $2,244         $6,973       $4,748        $8,118       $6,494

Ratio of operating expenses to
  average net assets(C)......................        1.65%(A)        1.65%(A)       2.30%(A)     2.30%(A)      2.30%(A)     2.30%(A)

Ratio of net investment income (loss) to
  average net assets.........................       (0.22%)(A)       4.11%(A)      (0.87%)(A)    4.18%(A)     (0.87%)(A)    4.13%(A)

Portfolio turnover rate......................         186%(A)         450%(A)        186%(A)      450%(A)       186%(A)      450%(A)

Average commission rate per share(D).........       $0.064          $0.043         $0.064       $0.043        $0.064       $0.043

-----------------------------

   *  Commencement of operations
   +  Non-annualized
 (A)  Annualized
 (B) After expense reimbursement by the adviser of $0.03, $0.03 and $0.02 per share for the Growth Equity Fund - Classes A, B and C respectively, for the six months ended April 30, 1997 and $0.07, $0.04 and $0.04 per share for the Growth Equity Fund - Classes A, B and C respectively, for the period March 4, 1996 (commencement of operations) to October 31, 1996.
 (C) The ratio of operating expenses, before reimbursement by the adviser, was 2.27%, 2.68% and 2.63% for the Growth Equity Fund, Classes A, B and C respectively, for the six months ended April 30, 1997 and 2.71%, 3.06% and 2.96% for the Growth Equity Fund, Classes A, B and C respectively, for the period March 4, 1996 (commencement of operations) to October 31, 1996 on an annualized basis.
 (D) For fiscal years beginning on or after September 1, 1995, a fund is required to disclose its average commission rate per share of all security trades on which commissions are charged. In certain foreign markets the relationship between the translated U.S. dollar price per share and commission paid per share may vary from that of domestic markets.

   The accompanying notes are an integral part of the financial statements.

NORTH AMERICAN FUNDS
FINANCIAL HIGHLIGHTS (For a Share Outstanding Throughout the Period)
--------------------------------------------------------------------------------


                                                                         International Growth and Income Fund
                                                     -------------------------------------------------------------------------------
                                                      Six Months                                          Six Months
                                                        Ended             Year          01/09/95*           Ended          Year
                                                      04/30/97**          Ended            to             04/30/97**       Ended
                                                     (Unaudited)        10/31/96**      10/31/95         (Unaudited)     10/31/96**
                                                      Class A            Class A         Class A          Class B         Class B
                                                     -----------        ----------      ----------       -----------     ----------
Net asset value, beginning of period ..........          $11.35             $10.11          $10.00           $11.30       $10.10

Income from investment operations:
---------------------------------
Net investment income (B) .....................            0.04               0.09            0.06             ----         0.06
Net realized and unrealized gain on investments
  and foreign currency transactions ...........            0.37               1.33            0.08             0.38         1.30
                                                          -----              -----           -----            -----        -----
         Total from investment
           operations .........................            0.41               1.42            0.14             0.38         1.36

Less distributions
------------------
Dividends from net investment income ..........           (0.19)             (0.08)          (0.03)           (0.13)       (0.05)
Distributions from capital gains ..............           (0.76)             (0.10)           ----            (0.76)       (0.11)
                                                          -----              -----           -----            -----        -----

         Total distributions ..................           (0.95)             (0.18)          (0.03)           (0.89)       (0.16)
                                                          -----              -----           -----            -----        -----

Net asset value, end of period ................          $10.81             $11.35          $10.11           $10.79       $11.30
                                                         ======             ======          ======           ======       ======

         Total return .........................            3.55%+            14.25%           1.37%+           3.31%+      13.58%


Net assets, end of period (000's) .............          $5,173             $4,732          $6,897          $16,244      $15,217

Ratio of operating expenses to
  average net assets (C) ......................            1.75%(A)           1.75%           1.75%(A)         2.40%        2.40%(A)

Ratio of net investment income to
  average net assets ..........................            0.68%(A)           0.84%           0.70%(A)         0.03%        0.57%(A)

Portfolio turnover rate .......................             122%               170%             69%(A)          122%         170%

Average commission rate per share (D) .........          $0.003             $0.022              N/A          $0.003       $0.022


                                                                 International Growth and Income Fund
                                                     -----------------------------------------------------------------
                                                                      Six Months
                                                     01/09/95*           Ended                Year           01/09/95*
                                                        to             04/30/97**             Ended             to
                                                     10/31/95          (Unaudited)          10/31/96**       10/31/95
                                                     Class B            Class C              Class C          Class C
                                                     ---------         ----------           ----------       ---------
Net asset value, beginning of period ..........         $10.00             $11.31               $10.10          $10.00

Income from investment operations:
---------------------------------
Net investment income (B) .....................           0.01               ----                 0.06            0.01
Net realized and unrealized gain on investments
  and foreign currency transactions ...........           0.12               0.37                 1.30            0.12
                                                         -----              -----                -----           -----
         Total from investment
           operations .........................           0.13               0.37                 1.36            0.13

Less distributions
------------------
Dividends from net investment income ..........          (0.03)             (0.13)               (0.05)          (0.03)
Distributions from capital gains ..............           ----              (0.76)               (0.10)           ----
                                                         -----              -----                -----           -----

         Total distributions ..................          (0.03)             (0.89)               (0.15)          (0.03)
                                                         -----              -----                -----           -----

Net asset value, end of period ................         $10.10             $10.79               $11.31          $10.10
                                                        ======             ======               ======          ======

         Total return .........................           1.28%+             3.19%+              13.63%           1.28%+


Net assets, end of period (000's) .............         $8,421             $9,032               $9,076          $6,324


Ratio of operating expenses to
  average net assets (C) ......................           2.40%(A)           2.40%(A)             2.40%           2.40%(A)

Ratio of net investment income to
  average net assets ..........................           0.15%(A)           0.03%(A)             0.51%           0.13%(A)

Portfolio turnover rate .......................             69%(A)            122%                 170%             69%(A)

Average commission rate per share (D) .........             N/A            $0.003               $0.022              N/A

-----------------------------

   *  Commencement of operations
  ** Net investment income per share has been calculated using the average shares method.
   +  Non-annualized
 (A)  Annualized
 (B) After expense reimbursement by the adviser of $0.01, $0.00 and $0.00 per share for the International Growth and Income Fund - Classes A, B and C respectively, for the six months ended April 30, 1997, $0.02, $0.02 and $0.02 per share for the International Growth and Income Fund - Classes A, B and C respectively, for the year ended October 31, 1996 and $0.04, $0.04 and $0.04 per share for the International Growth and Income Fund - Classes A, B and C respectively, for the period January 9, 1995 (commencement of operations) to October 31, 1995.
 (C) The ratio of operating expenses, before reimbursement by the adviser, was 1.90%, 2.48% and 2.48% for the International Growth and Income Fund, Classes A, B and C respectively, for the six months ended April 30, 1997, 1.97%, 2.60% and 2.60% for the International Growth and Income Fund, Classes A, B and C respectively, for the year ended October 31, 1996 and 2.18%, 2.93% and 2.93% for the International Growth and Income Fund, Classes A, B and C respectively, for the period January 9, 1995 (commencement of operations) to October 31, 1995 on an annualized basis.
(D) For fiscal years beginning on or after September 1, 1995, a fund is required to disclose its average commission rate per share of all security trades on which commissions are charged. In certain foreign markets the relationship between the translated U.S. dollar price per share and commission paid per share may vary from that of domestic markets.

The accompanying notes are an integral part of the financial statements.

NORTH AMERICAN FUNDS
FINANCIAL HIGHLIGHTS (For a Share Outstanding Throughout the Period)
--------------------------------------------------------------------------------


                                                            Growth and Income Fund
                                            -----------------------------------------------
                                                Six
                                              Months
                                              Ended        Year         Year       04/01/94*
                                             04/30/97      Ended        Ended        to
                                            (Unaudited)   10/31/96     10/31/95**  10/31/94
                                             Class A      Class A      Class A     Class A
                                            ----------   ---------    ---------   ---------

Net asset value, beginning of period..       $17.56       $14.72      $13.09      $12.29

Income from investment operations
---------------------------------
Net investment income (B).............         0.08         0.18        0.26        0.12
Net realized and unrealized gain
  on investments......................         2.32         2.99        1.90        0.76
                                              -----        -----       -----       -----

         Total from investment
           operations.................         2.40         3.17        2.16        0.88

Less distributions
------------------
Dividends from net investment income..        (0.08)       (0.21)      (0.23)      (0.08)
Distributions from capital gains......        (1.04)       (0.12)      (0.30)      -----
                                              -----        -----       -----       -----

         Total distributions..........        (1.12)       (0.33)      (0.53)      (0.08)
                                              -----        -----       -----       -----

Net asset value, end of period........       $18.84       $17.56      $14.72      $13.09
                                             ======       ======      ======      ======

         Total return.................        14.19%+      21.84%      17.28%       5.06%(E)

Net assets, end of period (000's).....      $22,515      $18,272     $12,180      $8,134

Ratio of operating expenses to average
  net assets (C)......................         1.34%(A)     1.34%       1.34%       1.34%(A)

Ratio of net investment income to
  average net assets..................         0.82%(A)     1.10%       1.91%       1.72%(A)

Portfolio turnover rate...............           43%(A)       49%         40%         45%

Average commission rate per share (D).       $0.054       $0.055         N/A         N/A


                                                              Growth and Income Fund
                                             -------------------------------------------------
                                                Six
                                               Months
                                               Ended         Year         Year       04/01/94*
                                              04/30/97       Ended        Ended         to
                                             (Unaudited)   10/31/96**   10/31/95**   10/31/94
                                               Class B      Class B     Class B      Class B
                                             -----------   ----------   ---------    ---------


Net asset value, beginning of period..         $17.50       $14.69      $13.08      $12.29

Income from investment operations
---------------------------------
Net investment income (B).............           0.02         0.07        0.16        0.10
Net realized and unrealized gain
  on investments......................           2.31         2.99        1.94        0.77
                                                -----        -----       -----       -----

         Total from investment
           operations.................           2.33         3.06        2.10        0.87

Less distributions
------------------
Dividends from net investment income..          (0.02)       (0.13)      (0.19)      (0.08)
Distributions from capital gains......          (1.04)       (0.12)      (0.30)      -----
                                                -----        -----       -----       -----

         Total distributions..........          (1.06)       (0.25)      (0.49)      (0.08)
                                                -----        -----       -----       -----

Net asset value, end of period........         $18.77       $17.50      $14.69      $13.08
                                               ======       ======      ======      ======

         Total return.................          13.81%+      21.08%      16.73%       4.98%(E)

Net assets, end of period (000's).....        $43,466      $34,740     $19,052      $3,885

Ratio of operating expenses to average
  net assets (C)......................           1.99%(A)     1.99%       1.99%       1.99%(A)

Ratio of net investment income to
  average net assets..................           0.17%(A)     0.45%       1.14%       1.07%(A)

Portfolio turnover rate...............             43%(A)       49%         40%         45%

Average commission rate per share (D).         $0.054      $0.055          N/A         N/A


------------------------------

  *  Commencement of operations
 ** Net investment income per share has been calculated using the average shares method.
  +  Non-annualized
(A)  Annualized
(B) After expense reimbursement by the adviser of $0.01, $0.03, $0.05 and $0.05 per share for the Growth and Income Fund - Class A and $0.02, $0.03, $0.05 and $0.12 per share for the Growth and Income Fund - Class B, for the six months ended April 30, 1997, the years ended October 31, 1996 and the period April 1, 1994 to October 31, 1994, respectively.
(C) The ratio of operating expenses, before reimbursement by the adviser, was 1.47%, 1.56%, 1.69% and 2.08% for the Growth and Income Fund - Class A and 2.12%, 2.20%, 2.33% and 3.12% for the Growth and Income Fund - Class B, for the six months ended April 30, 1997, the years ended October 31, 1996 and 1995 and the period April 1, 1994 to October 31, 1994 on an annualized basis, respectively.
(D) For fiscal years beginning on or after September 1, 1995, a fund is required to disclose its average commission rate per share of all security trades on which commissions are charged.
(E) Historical total returns for Classes A and B shares are one year performance returns which include Class C performance prior to April 1, 1994.

   The accompanying notes are an integral part of the financial statements.

NORTH AMERICAN FUNDS
FINANCIAL HIGHLIGHTS (For a Share Outstanding Throughout the Period)
--------------------------------------------------------------------------------


                                                                      Growth and Income Fund - Class C
                                         -----------------------------------------------------------------------------------------
                                         Six
                                         Months                           Years Ended October, 31                     05/01/91*
                                         Ended                                                                           to
                                          04/30/97
                                                       --------------------------------------------------------------
                                         (Unaudited)      1996        1995          1994        1993          1992     10/31/91
                                         -----------   ----------- -----------   ----------  -----------   ---------- ------------

Net asset value, beginning of period..     $17.56        $14.71      $13.08        $12.71      $11.21        $10.51     $10.00

Income from investment operations
---------------------------------
Net investment income (B).............       0.02          0.07        0.18          0.15        0.14          0.18       0.11
Net realized and unrealized gain
  on investments......................       2.32          3.00        1.90          0.46        1.48          0.70       0.47
                                            -----         -----       -----         -----       -----         -----      -----

         Total from investment
           operations.................       2.34          3.07        2.08          0.61        1.62          0.88       0.58

Less distributions
------------------
Dividends from net investment income..      (0.02)        (0.10)      (0.15)        (0.13)      (0.12)        (0.18)     (0.07)
Distributions from capital gains......      (1.04)        (0.12)      (0.30)        (0.11)     ------        ------     ------
                                            -----         -----       -----         -----     -------       -------    -------

         Total distributions..........      (1.06)        (0.22)      (0.45)        (0.24)      (0.12)        (0.18)     (0.07)
                                            -----         -----       -----         -----       -----         -----      -----

Net asset value, end of period........     $18.84        $17.56      $14.71        $13.08      $12.71        $11.21     $10.51
                                           ======        ======      ======        ======      ======        ======     ======

         Total return.................      13.80%+       21.12%      16.56%         4.85%      14.57%         8.42%      5.88%+

Net assets, end of period (000's).....    $84,339       $74,825     $63,154       $46,078     $37,483       $10,821     $2,090

Ratio of operating expenses to average
  net assets (C)......................       1.99%(A)      1.99%       1.99%         1.99%       1.99%         1.94%      1.85%(A)

Ratio of net investment income to
  average net assets..................       0.17%(A)      0.45%       1.26%         1.11%       1.12%         1.51%      2.05%(A)

Portfolio turnover rate...............         43%(A)        49%         40%           45%         37%           48%       111%(A)

Average commission rate per share (D).      $0.054        $0.055         N/A           N/A         N/A           N/A        N/A

------------------------------

  *  Commencement of operations
  +  Non-annualized
(A)  Annualized
(B) After expense reimbursement and waiver by the adviser of $0.01, $0.03, $0.04, $0.05, $0.06, $0.15 and $0.37 per share for the Growth and Income Fund - Class C for the six months ended April 30, 1997, the years ended October 31, 1996, 1995, 1994, 1993 and 1992 and the period May 1, 1991
     (commencement of operations) to October 31, 1991, respectively.
(C) The ratio of operating expenses, before reimbursement and waiver by the adviser, was 2.11%, 2.20%, 2.26%, 2.38%, 2.46%, 3.18% and 10.69% for the
     Growth and Income Fund - Class C for the six months ended April 30, 1997, the years ended October 31, 1996, 1995, 1994, 1993 and 1992 and the period May 1, 1991 (commencement of operations) to October 31, 1991 on an annualized basis, respectively.
(D) For fiscal years beginning on or after September 1, 1995, a fund is required to disclose its average commission rate per share of all security trades on which commissions are charged.


   The accompanying notes are an integral part of the financial statements.

NORTH AMERICAN FUNDS
FINANCIAL HIGHLIGHTS (For a Share Outstanding Throughout the Period)
--------------------------------------------------------------------------------

                                                            Equity-Income Fund
                                      (formerly, the Value Equity Fund, formerly, the Growth Fund)
                          --------------------------------------------------------------------------------------
                                               Six
                                              Months       Year         Year        04/01/94*
                                              Ended        Ended        Ended          to
                                             04/30/97    10/31/96     10/31/95**    10/31/94
                                            (Unaudited)
                                              Class A     Class A      Class A       Class A
                                            ----------   ---------    ---------     ---------

Net asset value, beginning of period..       $17.37       $15.94       14.78        $14.59

Income (loss) from investment operations
----------------------------------------
Net investment income (loss) (B)......         0.20         0.16        0.12          0.02
Net realized and unrealized gain
  on investments......................         1.54         2.69        1.83          0.17
                                              -----        -----       -----         -----

         Total from investment
           operations.................         1.74         2.85        1.95          0.19

Less distributions
------------------
Distributions from net investment income      -----        (0.18)     (0.14)        ------
Distributions from capital gains......        (3.67)       (1.28)     (0.79)        ------
                                              -----        -----      -----        -------

         Total distributions..........        (3.85)       (1.42)     (0.79)        ------
                                              -----        -----      -----        -------

Net asset value, end of period........       $15.26       $17.37      $15.94        $14.78
                                             ======       ======      ======        ======

         Total return.................        11.33%+      19.23%      14.22%         4.82%(E)

Net assets, end of period (000's).....       $30,640    $28,470      $22,026       $16,326

Ratio of operating expenses to average
  net assets (C)......................         1.34%(A)     1.34%       1.34%         1.34%(A)

Ratio of net investment income (loss) to
  average net assets..................         2.04%(A)     0.98%       0.79%         0.13%(A)

Portfolio turnover rate...............           34%(A)     169%         54%            39%

Average commission rate per share (D).       $0.042      $0.053         N/A            N/A


                                                            Equity-Income Fund
                                      (formerly, the Value Equity Fund, formerly, the Growth Fund)
                          --------------------------------------------------------------------------------------

                                                 Six
                                                Months         Year        Year        04/01/94*
                                                 Ended         Ended       Ended          to
                                                04/30/97      10/31/96   10/31/95**   10/31/94
                                               (Unaudited)
                                                 Class B       Class B    Class B      Class B
                                               -----------   ----------  ---------    ---------

Net asset value, beginning of period..           $17.22       $15.84       14.77        $14.59

Income (loss) from investment operations
----------------------------------------
Net investment income (loss) (B)......             0.13         0.06        0.02         (0.02)
Net realized and unrealized gain
  on investments......................             1.54         2.69        1.84          0.20
                                                  -----        -----       -----         -----

         Total from investment
           operations.................             1.67         2.75        1.86          0.18

Less distributions
------------------
Distributions from net investment income         ------        (0.08)      (0.09)       ------

Distributions from capital gains......            (3.67)       (1.28)      (0.79)       ------
                                                  -----        -----       -----       -------

         Total distributions..........            (3.75)       (1.37)      (0.79)        (0.24)
                                                  -----        -----       -----         -----

Net asset value, end of period........           $15.14       $17.22      $15.84        $14.77
                                                 ======       ======      ======        ======

         Total return.................            10.91%+      18.59%      13.58%         4.75%(E)

Net assets, end of period (000's).....          $30,578     $27,058      $19,874        $5,054

Ratio of operating expenses to average
  net assets (C)......................             1.99%(A)     1.99%       1.99%         1.99%(A)

Ratio of net investment income (loss) to
  average net assets..................             1.39%(A)     0.33%       0.13%        (0.52%)(A)

Portfolio turnover rate...............               34%(A)      169%         54%           39%

Average commission rate per share (D).           $0.042       $0.053         N/A           N/A

------------------------------

  *  Commencement of operations
 ** Net investment income per share has been calculated using the average shares method for fiscal year 1995.
  +  Non-annualized
(A)  Annualized
(B) After expense reimbursement by the adviser of $0.02, $0.04, $0.04 and $0.06 per share for the Equity-Income Fund - Class A and $0.02, $0.04, $0.05 and $0.03 per share for the Equity-Income Fund - Class B, for the six months ended April 30, 1997, the years ended October 31, 1996 and 1995 and the period April 1, 1994 to October 31, 1994, respectively.
(C) The ratio of operating expenses, before reimbursement by the adviser, was 1.53%, 1.55%, 1.62% and 1.79% for the Equity-Income Fund - Class A and 2.18%, 2.20%, 2.32% and 2.82% for the Equity-Income Fund - Class B, for the six months ended April 30, 1997, the years ended October 31, 1996 and 1995 the period April 1, 1994 to October 31, 1994 on an annualized basis, respectively.
(D) For fiscal years beginning on or after September 1, 1995, a fund is required to disclose its average commission rate per share of all security trades on which commissions are charged.
(E) Historical total returns for Classes A and B shares are one year performance returns which include Class C performance prior to April 1, 1994.


   The accompanying notes are an integral part of the financial statements.

NORTH AMERICAN FUNDS
FINANCIAL HIGHLIGHTS (For a Share Outstanding Throughout the Period)
--------------------------------------------------------------------------------


                                                                            Equity-Income Fund - Class C
                                               (formerly, the Value Equity Fund - Class C, formerly, the Growth Fund - Class C)
                                         ------------------------------------------------------------------------------------------
                                         Six Months
                                            Ended                            Years Ended October 31,                    08/28/89*
                                          04/30/97     ----------------------------------------------------------------     to
                                         (Unaudited)     1996      1995**  1994     1993     1992      1991     1990    10/31/89
                                         ------------  --------- -------- ------- -------- --------- --------- -------- ----------
Net asset value, beginning of period....    $17.27       $15.84   $14.77  $14.21   $12.05   $10.70    $ 8.22   $11.19    $12.25

Income (loss) from investment operations
----------------------------------------
Net investment income (loss) (B)........      0.13         0.06     0.02   (0.07)    0.01    (0.01)     0.02     0.05      0.01
Net realized and unrealized gain
  (loss) on investments.................      1.55         2.69     1.84    0.74     2.15     1.37      2.54    (2.39)    (1.07)
                                             -----        -----    -----   -----    -----    -----     -----    -----     -----

         Total from investment
           operations...................      1.68         2.75     1.86    0.67     2.16     1.36      2.56    (2.34)    (1.06)

Less distributions
------------------
Dividends from net investment income....     (0.06)       (0.04)    ----   (0.03)    ----     ----     (0.03)   (0.05)     ----
Distributions from capital gains........     (3.67)       (1.28)   (0.79)  (0.08)    ----     ----      ----    (0.58)     ----
Distributions from capital..............      ----         ----     ----    ----     ----    (0.01)    (0.05)    ----      ----
                                           -------      -------  ------- -------   ------    -----     -----   ------   -------

         Total distributions............     (3.73)       (1.32)   (0.79)  (0.11)    ----    (0.01)    (0.08)   (0.63)     ----
                                             -----        -----    -----   -----   ------    -----     -----    -----   -------

Net asset value, end of period..........    $15.22       $17.27   $15.84  $14.77   $14.21   $12.05    $10.70   $ 8.22    $11.19
                                            ======       ======   ======  ======   ======   ======    ======   ======    ======

         Total return...................     10.95%+      18.53%   13.58%   4.75%   17.93%   12.75%    31.32%  (22.16%)   (8.65%)+

Net assets, end of period (000's).......   $85,366      $83,855  $83,719 $71,219  $64,223  $24,291   $15,354  $19,370   $30,627

Ratio of operating expenses to average
  net assets (C)........................      1.99%(A)     1.99%    1.99%   1.99%    1.99%    2.47%     2.97%    2.85%     2.57%(A)

Ratio of net investment income (loss) to
  average net assets....................      1.39%(A)     0.33%    0.15%  (0.49%)   0.27%   (0.15%)    0.27%    0.43%     0.37%(A)

Portfolio turnover rate.................        34%(A)      169%      54%     39%      40%      91%       37%      58%       65%(A)

Average commission rate per share (D)...     $0.042       $0.053      N/A     N/A      N/A      N/A       N/A      N/A       N/A

------------------------------

  *  Commencement of operations
 ** Net investment income per share has been calculated using the average shares method for fiscal year 1995.
  +  Non-annualized
(A)  Annualized
(B) After expense reimbursement and waiver by the adviser of $0.02, $0.03, $0.04, $0.04, $0.02, $0.05 and $0.01 per share for the Equity-Income Fund - Class C for the six months ended April 30, 1997 and the years ended October 31, 1996, 1995, 1994, 1993, 1992 and 1991, respectively.
(C) The ratio of operating expenses, before reimbursement and waiver by the adviser, was 2.17%, 2.20%, 2.23%, 2.29%, 2.35%, 3.00% and 3.12% for the
     Equity- Income Fund - Class C for the six months ended April 30, 1997 and the years ended October 31, 1996, 1995, 1994, 1993, 1992 and 1991, respectively.
(D) For fiscal years beginning on or after September 1, 1995, a fund is required to disclose its average commission rate per share of all security trades on which commissions are charged.

   The accompanying notes are an integral part of the financial statements.

NORTH AMERICAN FUNDS
FINANCIAL HIGHLIGHTS (For a Share Outstanding Throughout the Period)
--------------------------------------------------------------------------------

                                                              Balanced Fund
                                                  (formerly, the Asset Allocation Fund)
                                            --------------------------------------------------
                                               Six
                                              Months
                                              Ended        Year        Year        04/01/94*
                                             04/30/97      Ended       Ended          to
                                            (Unaudited)  10/31/96**   10/31/95**   10/31/94
                                             Class A      Class A      Class A      Class A
                                            ----------   ----------   ---------   -----------

Net asset value, beginning of period..       $12.33       $12.02      $11.13         $11.06

Income (loss) from investment operations
----------------------------------------
Net investment income (B).............         0.22         0.39        0.38           0.17
Net realized and unrealized gain
  (loss) on investments...............         0.48         1.07        1.35          (0.10)
                                              -----        -----       -----          -----

         Total from investment
           operations.................         0.70         1.46        1.73           0.07

Less distributions
------------------
Dividends from net investment income..        (0.45)       (0.40)      (0.32)          ----
Distributions from capital gains......        (1.16)       (0.75)      (0.52)          ----
                                              -----        -----       -----          -----

         Total distributions..........        (1.61)       (1.15)      (0.84)          ----
                                              -----        -----       -----          -----

Net asset value, end of period........       $11.42       $12.33      $12.02         $11.13
                                             ======       ======      ======         ======

         Total return.................         6.22%+      13.10%      16.95%          0.76%(E)

Net assets, end of period (000's).....      $12,015      $10,873     $10,033         $7,830

Ratio of operating expenses to average
  net assets (C)......................         1.34%(A)     1.34%       1.34%          1.34%(A)

Ratio of net investment income to average
  net assets..........................         2.97%(A)     3.32%       3.39%          2.72%(A)

Portfolio turnover rate...............          236%(A)      253%        226%           246%

Average commission rate per share (D).       $0.063       $0.059         N/A            N/A


                                                              Balanced Fund
                                                   (formerly, the Asset Allocation Fund)
                                             -------------------------------------------------
                                                 Six
                                                Months
                                                Ended         Year        Year       04/01/94*
                                               04/30/97       Ended       Ended         to
                                              (Unaudited)   10/31/96**  10/31/96**   10/31/94
                                                Class B      Class B     Class B      Class B
                                              ----------   ----------   ----------  ----------
Net asset value, beginning of period..         $12.26       $11.98       $11.12      $11.06

Income (loss) from investment operations
----------------------------------------
Net investment income (B).............           0.18         0.31         0.30        0.12
Net realized and unrealized gain
  (loss) on investments...............           0.48         1.07         1.36       (0.06)
                                                -----        -----        -----       -----

         Total from investment
           operations.................           0.66         1.38         1.66        0.06

Less distributions
------------------
Dividends from net investment income..          (0.39)       (0.35)       (0.28)       ----
Distributions from capital gains......          (1.16)       (0.75)       (0.52)       ----
                                                -----        -----        -----       -----

         Total distributions..........          (1.55)       (1.10)       (0.80)       ----
                                                -----        -----        -----       -----

Net asset value, end of period........         $11.37       $12.26       $11.98      $11.12
                                               ======       ======       ======      ======

         Total return.................           5.85%+      12.35%       16.31%       0.67%(E)

Net assets, end of period (000's).....        $16,526      $16,219       $9,875      $4,760

Ratio of operating expenses to average
  net assets (C)......................           1.99%(A)     1.99%        1.99%       1.99%(A)

Ratio of net investment income to average
  net assets..........................           2.32%(A)     2.67%        2.69%       2.07%(A)

Portfolio turnover rate...............            236%(A)      253%         226%        246%

Average commission rate per share (D).         $0.063       $0.059          N/A         N/A

------------------------------

  *  Commencement of operations
 ** Net investment income per share has been calculated using the average shares method.
  +  Non-annualized
(A)  Annualized
(B) After expense reimbursement by the adviser of $0.02, $0.02, $0.04 and $0.03 for the Balanced Fund - Class A and $0.02, $0.02, $0.04 and $0.04 for the Balanced Fund - Class B, for the six months ended April 30, 1997, the years ended October 31, 1996 and 1995 and the period April 1, 1994 to October 31, 1994, respectively.
(C) The ratio of operating expenses, before reimbursement by the adviser, was 1.57%, 1.55%, 1.69% and 1.86% for the Balanced Fund - Class A and 2.20%, 2.20%, 2.37% and 2.73% for the Balanced Fund - Class B, for the six months ended April 30, 1997, the years ended October 31, 1996 and 1995 and the period April 1, 1994 to October 31, 1994 on an annualized basis, respectively.
(D) For fiscal years beginning on or after September 1, 1995, a fund is required to disclose its average commission rate per share of all security trades on which commissions are charged.
(E) Historical total returns for Classes A and B shares are one year performance returns which include Class C performance prior to April 1, 1994.


   The accompanying notes are an integral part of the financial statements.

NORTH AMERICAN FUNDS
FINANCIAL HIGHLIGHTS (For a Share Outstanding Throughout the Period)

                                                                          Balanced Fund - Class C (E)
                                                              (formerly, the Asset Allocation Fund - Class C (E))
                                     ----------------------------------------------------------------------------------------------
                                     Six Months
                                        Ended                             Years Ended October 31,                         08/28/89*

                                      04/30/97    ----------------------------------------------------------------------     to
                                     (Unaudited)   1996**     1995**     1994     1993     1992      1991        1990     10/31/89
                                     ------------ -------- ---------- --------- ------- --------  ---------   ---------- ----------
Net asset value, beginning of period.   $12.35     $12.02   $11.12     $11.52   $10.20    $9.76     $8.12       $9.84    $10.17

Income (loss) from investment
-----------------------------
operations
----------
Net investment income (B)............     0.18       0.32     0.31       0.22     0.21     0.20      0.27        0.32      0.05
Net realized and unrealized gain
  (loss) on investments..............     0.48       1.07     1.35      (0.15)    1.30     0.87      1.70       (1.66)    (0.38)
                                         -----      -----    -----      -----    -----    -----     -----       -----     -----

         Total from investment
           operations................     0.66       1.39     1.66       0.07     1.51     1.07      1.97       (1.34)    (0.33)

Less distributions
------------------
Dividends from net investment income.    (0.36)     (0.31)   (0.24)     (0.18)   (0.09)   (0.19)    (0.33)      (0.26)     ----
Distributions from capital gains.....    (1.16)     (0.75)   (0.52)     (0.29)   (0.10)   (0.44)     ----        ----      ----
Distributions from capital...........     ----       ----     ----       ----     ----     ----      ----       (0.12)     ----
                                         -----      -----    -----      -----    -----    -----     -----       -----     -----

         Total distributions.........    (1.52)     (1.06)   (0.76)     (0.47)   (0.19)   (0.63)    (0.33)      (0.38)     ----
                                         -----      -----    -----      -----    -----    -----     -----       -----     -----

Net asset value, end of period.......   $11.49     $12.35   $12.02     $11.12   $11.52   $10.20     $9.76       $8.12     $9.84
                                        ======     ======   ======     ======   ======   ======     =====       =====     =====

         Total return................     5.81%+    12.41%   16.25%      0.67%   15.02%   11.25%    24.53%     (13.97%)   (3.24%)+

Net assets, end of period (000's)....  $68,022    $72,821  $80,626    $86,902  $96,105  $48,160   $30,724     $34,713   $43,915

Ratio of operating expenses to
  average net assets (C).............     1.99%(A)   1.99%    1.99%      1.99%    1.99%    2.40%     2.88%       2.63%     2.13%(A)

Ratio of net investment income to
  average net assets.................     2.32%(A)   2.67%    2.76%      1.93%    1.96%    1.93%     2.77%       3.34%     3.09%(A)

Portfolio turnover rate..............      236%(A)    253%     226%       246%     196%     171%       84%         73%       84%(A)

Average commission rate per share (D)   $0.063     $0.059      N/A        N/A      N/A      N/A       N/A         N/A       N/A

-----------------------------
  *  Commencement of operations
 ** Net investment income per share has been calculated using the average shares method.
  +  Non-annualized
(A)  Annualized
(B) After expense reimbursement and waiver by the adviser of $0.01, $0.01, $0.03, $0.04, $0.03 and $0.04 for the Balanced Fund - Class C for the six months ended April 30, 1997 and the years ended October 31, 1996, 1995, 1994, 1993 and 1992, respectively.
(C) The ratio of operating expenses, before reimbursement and waiver by the adviser, was 2.18%, 2.20%, 2.24%, 2.22%, 2.28% and 2.89% for the Balanced
     Fund - Class C for the six months ended April 30, 1997 and the years ended October 31, 1996, 1995, 1994, 1993 and 1992, respectively.
(D) For fiscal years beginning on or after September 1, 1995, a fund is required to disclose its average commission rate per share of all security trades on which commissions are charged.
(E) On July 10, 1992, the Aggressive Fund and Conservative Fund portfolios of the old Asset Allocation Funds were liquidated and shares were exchanged for shares of the new Asset Allocation Fund. The new Asset Allocation Fund is comprised of the Moderate Fund portfolio of the old Asset Allocation Fund (the accounting "survivor") and the assets of the former Aggressive and Conservative portfolios of the old Asset Allocation Funds. For purposes of presenting financial highlights - selected per share data and ratios, only the historical results of the old Moderate Fund have been presented since it is considered the accounting survivor of the merger because, among other reasons, the investment objective of the new Asset Allocation Fund is substantially the same as that of the old Moderate Fund. At the date of the merger, 3,567,198 shares of the old Moderate Fund with a per share value of $8.11 were decreased to 2,891,572 shares with a per share value of $10.00, similar to a reverse stock split, and re-named as shares of the new Asset Allocation Fund. The historical per share data presented above has been adjusted as though a reverse stock split had occurred at the beginning of the earliest period presented which results in fewer shares outstanding at a correspondingly higher net asset value per share.

   The accompanying notes are an integral part of the financial statements.

NORTH AMERICAN FUNDS
FINANCIAL HIGHLIGHTS (For a Share Outstanding Throughout the Period)
-------------------------------------------------------------------------------

                                                                         Strategic Income Fund - Class A
                                                           -----------------------------------------------------------
                                                           Six Months
                                                             Ended                                          11/01/93*
                                                            04/30/97         Years Ended October, 31            to
                                                                           ----------------------------
                                                           (Unaudited)         1996            1995         10/31/94
                                                           -----------     ------------    ------------    -----------

Net asset value, beginning of period.................        $9.80            $9.07           $8.90          $10.00

Income (loss) from investment operations
----------------------------------------
Net investment income(B).............................         0.36             0.80            0.78            0.65
Net realized and unrealized gain (loss)
  on investments and foreign currency
    transactions.....................................         0.01             0.72            0.18           (1.10)
                                                             -----            -----           -----           -----

         Total from investment
           operations................................         0.37             1.52            0.96           (0.45)

Less distributions
------------------
Dividends from net investment income.................        (0.46)           (0.79)          (0.79)          (0.65)
Distributions from Capital Gains.....................        (0.18)           -----           -----           -----
                                                             -----            -----           -----           -----

     Total Distributions.............................        (0.64)           (0.79)          (0.79)          (0.79)
                                                             -----            -----           -----           -----

Net asset value, end of period.......................        $9.53            $9.80           $9.07           $8.90
                                                             =====            =====           =====           =====

         Total return................................         3.91%+          17.35%          11.43%          (3.79%)

Net assets, end of period (000's)....................      $15,955          $13,382         $10,041         $15,507

Ratio of operating expenses to
  average net assets(C)..............................         1.50%(A)         1.50%           1.07%           0.41%

Ratio of net investment income to
  average net assets.................................         7.71%(A)         8.28%           9.08%           8.26%

Portfolio turnover rate..............................          143%(A)           68%            180%            136%

------------------------------

  *  Commencement of operations
  +  Non-annualized
(A)  Annualized
(B) After expense reimbursement and waiver by the adviser of $0.002, $0.01, $0.05 and $0.04 per share for the Strategic Income Fund - Class A for the six months ended April 30, 1997 and the years ended October 31, 1996, 1995 and 1994, respectively.
(C) The ratio of operating expenses, before reimbursement and waiver by the adviser, was 1.55%, 1.65%, 1.69% and 0.96% for the Strategic Income Fund - Class A for the six months ended April 30, 1997 and the years ended October 31, 1996, 1995 and 1994, respectively.

   The accompanying notes are an integral part of the financial statements.

NORTH AMERICAN FUNDS
FINANCIAL HIGHLIGHTS (For a Share Outstanding Throughout the Period)
-------------------------------------------------------------------------------

                                                          Strategic Income Fund
                                            ----------------------------------------------
                                            Six Months
                                              Ended        Year        Year      04/01/94*
                                             04/30/97     Ended       Ended         to
                                            (Unaudited)  10/31/96    10/31/95    10/31/94
                                             Class B     Class B     Class B     Class B
                                            ----------   ---------   ---------   ---------
Net asset value, beginning of period....      $9.80        $9.07       $8.90       $9.31

Income (loss) from investment operations
----------------------------------------
Net investment income(B)................       0.33         0.73        0.73        0.38
Net realized and unrealized gain (loss)
  on investments and foreign currency
    transactions........................       0.01         0.73        0.17       (0.41)
                                              -----        -----       -----       -----

         Total from investment
           operations...................       0.34         1.46        0.90       (0.03)

Less distributions
------------------
Dividends from net investment income....      (0.43)       (0.73)      (0.73)      (0.38)
Distributions from Capital Gains........      (0.18)        ----        ----        ----
                                              -----        -----       -----       -----

     Total Distributions................      (0.61)       (0.73)      (0.73)      (0.38)
                                              -----        -----       -----       -----

Net asset value, end of period..........      $9.53        $9.80       $9.07       $8.90
                                              =====        =====       =====       =====

         Total return...................       3.58%+      16.59%      10.72%      (4.18%)(D)

Net assets, end of period (000's).......    $32,605      $30,890     $20,672      $5,440

Ratio of operating expenses to
  average net assets(C).................       2.15%(A)     2.15%       1.95%       1.00%(A)

Ratio of net investment income to
  average net assets....................       7.06%(A)     7.63%       8.10%       8.59%(A)

Portfolio turnover rate.................        143%(A)       68%        180%        136%


                                                          Strategic Income Fund
                                            ----------------------------------------------
                                            Six Months
                                              Ended        Year        Year      04/01/94*
                                             04/30/97     Ended       Ended         to
                                            (Unaudited)  10/31/96    10/31/95    10/31/94
                                             Class C     Class C     Class C     Class C
                                            ----------   ---------   ---------   ---------
Net asset value, beginning of period....      $9.80        $9.07       $8.90       $9.31

Income (loss) from investment operations
----------------------------------------
Net investment income(B)................       0.33         0.73        0.73        0.38
Net realized and unrealized gain (loss)
  on investments and foreign currency
    transactions........................       0.01         0.73        0.17       (0.41)
                                              -----        -----       -----       -----

         Total from investment
           operations...................       0.34         1.46        0.90       (0.03)

Less distributions
------------------
Dividends from net investment income....      (0.43)       (0.73)      (0.73)      (0.38)
Distributions from Capital Gains........      (0.18)        ----        ----        ----
                                              -----        -----       -----       -----

     Total Distributions................      (0.61)       (0.73)      (0.73)      (0.38)
                                              -----        -----       -----       -----

Net asset value, end of period..........      $9.53        $9.80       $9.07       $8.90
                                              =====        =====       =====       =====

         Total return...................       3.58%+      16.59%      10.72%      (4.20%)(D)

Net assets, end of period (000's).......    $27,428      $22,783     $14,273      $8,439

Ratio of operating expenses to
  average net assets(C).................       2.15%(A)     2.15%       1.95%       1.00%(A)

Ratio of net investment income to
  average net assets....................       7.06%(A)     7.63%       8.25%       8.59%(A)

Portfolio turnover rate.................        143%(A)       68%        180%        136%

------------------------------

  *  Commencement of operations
  +  Non-annualized
(A)  Annualized
(B) After expense reimbursement and waiver by the adviser of $0.002, $0.01, $0.04 and $0.05 for the Strategic Income Fund - Class B and $0.002, $0.01, $0.05 and $0.04 for the Strategic Income Fund - Class C, for the six months ended April 30, 1997, the years ended October 31, 1996 and 1995 and the period April 1, 1994 to October 31, 1994, respectively.
(C) The ratio of operating expenses, before reimbursement and waiver by the adviser, was 2.18%, 2.27%, 2.38% and 2.04% for the Strategic Income Fund - Class B and 2.19%, 2.28%, 2.37% and 1.96% for the Strategic Income Fund - Class C, for the six months ended April 30, 1997, the years ended October 31, 1996 and 1995 and the period April 1, 1994 to October 31, 1994 on an annualized basis, respectively.
(D) Historical total returns for Classes B and C shares are one year performance returns which include Class A performance prior to April 1, 1994.

   The accompanying notes are an integral part of the financial statements.

NORTH AMERICAN FUNDS
FINANCIAL HIGHLIGHTS (For a Share Outstanding Throughout the Period)
-------------------------------------------------------------------------------

                                                                  Investment Quality Bond Fund - Class A
                                        -----------------------------------------------------------------------------------------
                                        Six Months
                                          Ended                           Years Ended October 31,                      05/01/91*
                                          04/30/97   -----------------------------------------------------------------     to
                                        (Unaudited)     1996          1995        1994          1993          1992      10/31/91
                                        ------------ ----------    ----------  ----------    -----------   ----------- ----------
Net asset value, beginning of period..     $10.34     $10.56         $9.74       $11.16        $10.56        $10.26      $10.00

Income (loss) from investment operations
----------------------------------------
Net investment income (B).............       0.34       0.66          0.68         0.60          0.66          0.82        0.40
Net realized and unrealized gain (loss)
  on investments......................      (0.18)     (0.20)         0.82        (1.37)         0.64          0.27        0.30
                                            -----      -----         -----        -----         -----         -----       -----

         Total from investment
           operations.................       0.16       0.46          1.50        (0.77)         1.30          1.09        0.70

Less distributions
------------------
Dividends from net investment income..      (0.34)     (0.68)        (0.68)       (0.56)        (0.64)        (0.79)      (0.40)
Distributions from capital gains......       ----       ----          ----        (0.09)        (0.06)         ----        ----
Distributions from capital............       ----       ----          ----         ----          ----          ----       (0.04)
                                            -----      -----         -----        -----         -----         -----       -----

         Total distributions..........      (0.34)     (0.68)        (0.68)       (0.65)        (0.70)        (0.79)      (0.44)
                                            -----      -----         -----        -----         -----         -----       -----

Net asset value, end of period........     $10.16     $10.34        $10.56        $9.74        $11.16        $10.56      $10.26

         Total return.................       1.52%+     4.52%        15.91%       (7.08%)       12.66%        11.00%       7.21%+

Net assets, end of period (000's).....     $7,583     $9,056       $10,345      $11,150       $14,674        $6,773      $2,713

Ratio of operating expenses to
  average net assets (C)..............       1.25%(A)   1.25%         1.25%        1.25%         0.98%         0.00%       0.00%(A)

Ratio of net investment income to
  average net assets..................       6.60%(A)   6.37%         6.72%        5.86%         5.82%         7.76%       7.08%(A)

Portfolio turnover rate...............         62%(A)     56%          132%         186%           41%           44%         39%(A)

------------------------------

  *  Commencement of operations
  +  Non-annualized
(A)  Annualized
(B) After expense reimbursement and waiver by the adviser of $0.01, $0.03, $0.05, $0.06, $0.07, $0.27 and $0.19 per share for the Investment Quality Bond Fund - Class A for the six months ended April 30, 1997, the years ended October 31, 1996, 1995, 1994, 1993 and 1992 and the period May 1, 1991 (commencement of operations) to October 31, 1991, respectively.
(C) The ratio of operating expenses, before reimbursement and waiver by the adviser, was 1.54%, 1.55%, 1.73%, 1.74%, 1.57%, 2.56% and 3.37% for the
     Investment Quality Bond Fund - Class A for the six months ended April 30, 1997, the years ended October 31, 1996, 1995, 1994, 1993 and 1992 and the period May 1, 1991 (commencement of operations) to October 31, 1991 on an annualized basis, respectively.

   The accompanying notes are an integral part of the financial statements.

NORTH AMERICAN FUNDS
FINANCIAL HIGHLIGHTS (For a Share Outstanding Throughout the Period)
--------------------------------------------------------------------------------



                                                     Investment Quality Bond Fund
                                         ------------------------------------------------------
                                             Six
                                            Months
                                            Ended         Year         Year      04/01/94*
                                           04/30/97      Ended        Ended         to
                                          (Unaudited)   10/31/96     10/31/95    10/31/94
                                            Class B      Class B      Class B     Class B
                                         -------------  ----------   ----------  -----------
Net asset value, beginning of period....     $10.33       $10.55       $9.74      $10.21

Income (loss) from investment operations
----------------------------------------
Net investment income (B)...............       0.30         0.60        0.61        0.33
Net realized and unrealized gain (loss)
  on investments........................      (0.18)       (0.20)       0.82       (0.51)
                                              -----        -----       -----       -----

         Total from investment
           operations...................       0.12         0.40        1.43       (0.18)

Less distributions
------------------
Dividends from net investment income....      (0.30)       (0.62)      (0.62)      (0.29)
                                              -----        -----       -----       -----

Net asset value, end of period..........     $10.15       $10.33      $10.55       $9.74
                                             ======       ======      ======       =====

         Total return...................       1.23%+       3.92%      15.12%      (7.34%)(D)

Net assets, end of period (000's).......     $4,448       $4,678      $3,472        $489

Ratio of operating expenses to
  average net assets (C)................       1.90%(A)     1.90%       1.90%       1.90%(A)

Ratio of net investment income to
  average net assets....................       5.95%(A)     5.72%       5.95%       5.70%(A)

Portfolio turnover rate.................         62%(A)       56%        132%        186%



                                                          INVESTMENT QUALITY BOND FUND
                                             ----------------------------------------------------
                                                 Six
                                                Months
                                                Ended           Year        Year       04/01/94*
                                               04/30/97        Ended       Ended          to
                                              (Unaudited)     10/31/96    10/31/95     10/31/94
                                                Class C        Class C     Class C      Class C
                                             --------------   ----------  ----------  -----------
Net asset value, beginning of period....          $10.33       $10.55       $9.74      $10.21

Income (loss) from investment operations
----------------------------------------
Net investment income (B)...............            0.30         0.60        0.61        0.33
Net realized and unrealized gain (loss)
  on investments........................           (0.18)       (0.20)       0.82       (0.51)
                                                   -----        -----       -----       -----

         Total from investment
           operations...................            0.12         0.40        1.43       (0.18)

Less distributions
------------------
Dividends from net investment income....           (0.30)       (0.62)      (0.62)      (0.29)
                                                   -----        -----       -----       -----

Net asset value, end of period..........          $10.15       $10.33      $10.55       $9.74
                                                  ======       ======      ======       =====

         Total return...................            1.23%+       3.92%      15.12%      (7.34%)(D)

Net assets, end of period (000's).......          $6,657       $7,543      $7,206      $2,406

Ratio of operating expenses to
  average net assets (C)................            1.90%(A)     1.90%       1.90%       1.90%(A)

Ratio of net investment income to
  average net assets....................            5.95%(A)     5.72%       6.00%       5.70%(A)

Portfolio turnover rate.................              62%(A)       56%        132%        186%

------------------------------

  *  Commencement of operations
  +  Non-annualized
(A)  Annualized
(B) After expense reimbursement by the adviser of $0.02, $0.03, $0.08 and $0.19 per share for the Investment Quality Bond Fund - Class B and $0.01, $0.03, $0.06 and $0.07 per share for the Investment Quality Bond Fund - Class C, for the six months ended April 30, 1997, the years ended October 31, 1996 and 1995 and the period April 1, 1994 to October 31, 1994, respectively.
(C) The ratio of operating expenses, before reimbursement by the adviser, was 2.24%, 2.27%, 2.69%, 4.88% and for the Investment Quality Bond Fund - Class B and 2.20%, 2.22%, 2.50% and 3.05% for the Investment Quality Bond Fund - Class C, for the six months ended April 30, 1997, the years ended October 31, 1996 and 1995 and the period April 1, 1994 to October 31, 1994 on an annualized basis, respectively.
(D) Historical total returns for Classes B and C shares are one year performance returns which include Class A performance prior to April 1, 1994.

   The accompanying notes are an integral part of the financial statements.

NORTH AMERICAN FUNDS
FINANCIAL HIGHLIGHTS (For a Share Outstanding Throughout the Period)
--------------------------------------------------------------------------------

                                                                       National Municipal Bond Fund - Class A
                                                 --------------------------------------------------------------------------------
                                                  Six Months
                                                    Ended                     Years Ended October 31,                  07/06/93*
                                                   04/30/97     ---------------------------------------------------       to
                                                  (Unaudited)        1996              1995              1994          10/31/93
                                                 -------------- ---------------   ---------------   ---------------  ------------
Net asset value, beginning of period.........        $9.73          $9.62              $8.82             $10.25         $10.00

Income (loss) from investment operations
----------------------------------------
Net investment income (B)....................         0.24           0.48               0.51               0.51           0.17
Net realized and unrealized gain (loss)
  on investments.............................        (0.03)          0.11               0.80              (1.43)          0.24
                                                     -----          -----              -----              -----          -----

         Total from investment
           operations........................         0.21           0.59               1.31              (0.92)          0.41

Less distributions
------------------
Dividends from net investment income.........        (0.24)         (0.48)             (0.51)             (0.51)         (0.16)
                                                     -----          -----              -----              -----          -----

Net asset value, end of period...............        $9.70          $9.73              $9.62              $8.82         $10.25
                                                     =====          =====              =====              =====         ======

         Total return........................         2.17%+         6.31%             15.26%             (9.24%)         4.17%+

Net assets, end of period (000's)............       $6,573         $7,710             $7,618             $7,663         $9,131

Ratio of operating expenses to
  average net assets (C).....................         0.99%(A)       0.99%              0.80%              0.57%          0.23%(A)

Ratio of net investment income to
  average net assets.........................         4.97%(A)       4.99%              5.55%              5.28%          4.86%(A)

Portfolio turnover rate......................           23%(A)         49%                44%                 6%           150%(A)

------------------------------

 *   Commencement of operations
 +   Non-annualized
(A)  Annualized
(B) After expense reimbursement and waiver by the adviser of $0.01, $0.03, $0.05, $0.07 and $0.03 per share for the National Municipal Bond
     Fund - Class A for the six months ended April 30, 1997, the years ended October 31, 1996, 1995 and 1994 and the period July 6, 1993 (commencement of operations) to October 31, 1993, respectively.
(C) The ratio of operating expenses, before reimbursement and waiver by the adviser, was 1.23%, 1.25%, 1.34%, 1.26% and 1.10% for the National
     Municipal Bond Fund - Class A for the six months ended April 30, 1997, the years ended October 31, 1996, 1995 and 1994 and the period July 6, 1993 (commencement of operations) to October 31, 1993 on an annualized basis, respectively.


   The accompanying notes are an integral part of the financial statements.

NORTH AMERICAN FUNDS
FINANCIAL HIGHLIGHTS (For a Share Outstanding Throughout the Period)
--------------------------------------------------------------------------------


                                                      National Municipal Bond Fund
                                          ---------------------------------------------------
                                           Six Months
                                             Ended         Year         Year      04/01/94*
                                            04/30/97      Ended        Ended         to
                                           (Unaudited)   10/31/96     10/31/95    10/31/94
                                             Class B      Class B      Class B     Class B
                                          ------------  ----------    ---------   ---------


Net asset value, beginning of period....      $9.73        $9.62         $8.81       $9.30

Income (loss) from investment operations
----------------------------------------
Net investment income (B)...............       0.20         0.40          0.43        0.25
Net realized and unrealized gain (loss)
  on investments........................      (0.02)        0.11          0.81       (0.49)
                                              -----        -----         -----       -----

         Total from investment
           operations...................       0.18         0.51          1.24       (0.24)

Less distributions
------------------
Dividends from net investment income....      (0.20)       (0.40)        (0.43)      (0.25)
                                              -----        -----         -----       -----

Net asset value, end of period..........      $9.71        $9.73         $9.62       $8.81
                                              =====        =====         =====       =====

         Total return...................       1.85%+       5.41%        14.42%      (9.71%)(D)

Net assets, end of period (000's).......     $6,303       $6,130        $5,876      $2,036

Ratio of operating expenses to
  average net assets (C)................       1.84%(A)     1.84%         1.70%       1.24%(A)

Ratio of net investment income to
  average net assets....................       4.12%(A)     4.14%         4.59%       4.62%(A)

Portfolio turnover rate.................         23%(A)       49%           44%          6%


                                                      National Municipal Bond Fund
                                             ----------------------------------------------------
                                              Six Months
                                               Ended           Year         Year       04/01/94*
                                               04/30/97       Ended        Ended          to
                                              (Unaudited)    10/31/96     10/31/95     10/31/94
                                                Class C       Class C     Class C       Class C
                                             -------------   ----------  ----------    ----------
Net asset value, beginning of period....         $9.73         $9.62       $8.81         $9.30

Income (loss) from investment operations
----------------------------------------
Net investment income (B)...............          0.20          0.40        0.43          0.25
Net realized and unrealized gain (loss)
  on investments........................         (0.02)         0.11        0.81         (0.49)
                                                 -----         -----       -----         -----
         Total from investment
           operations...................          0.18          0.51        1.24         (0.24)

Less distributions
------------------
Dividends from net investment income....         (0.20)        (0.40)      (0.43)        (0.25)
                                                 -----         -----       -----         -----

Net asset value, end of period..........         $9.71         $9.73       $9.62         $8.81
                                                 =====         =====       =====         =====

         Total return...................          1.85%+        5.41%      14.42%        (9.71%)(D)

Net assets, end of period (000's).......        $5,151        $5,693      $6,834        $1,911

Ratio of operating expenses to
  average net assets (C)................          1.84%(A)      1.84%       1.70%         1.24%(A)

Ratio of net investment income to
  average net assets....................          4.12%(A)      4.14%       4.53%         4.62%(A)

Portfolio turnover rate.................            23%(A)        49%         44%            6%

------------------------------

 *   Commencement of operations
 +   Non-annualized
(A)  Annualized
(B) After expense reimbursement and waiver by the adviser of $0.01, $0.03, $0.07 and $0.09 per share for the National Municipal Bond Fund - Class B and $0.01, $0.04, $0.09 and $0.09 per share for the National Municipal Bond Fund - Class C, for the six months ended April 30, 1997, the years ended October 31, 1996 and 1995 and the period April 1, 1994 to October 31, 1994, respectively.
(C) The ratio of operating expenses, before reimbursement and waiver by the adviser, was 2.10%, 2.11%, 2.41% and 2.81% for the National Municipal Bond Fund - Class B and 2.11%, 2.25%, 2.63% and 2.78% for the National Municipal Bond Fund - Class C, for the six months ended April 30, 1997, the years ended October 31, 1996 and 1995 and the period April 1, 1994 to October 31, 1994 on an annualized basis, respectively.
(D) Historical total returns for Classes B and C shares are one year performance returns which include Class A performance prior to April 1, 1994.

   The accompanying notes are an integral part of the financial statements.

NORTH AMERICAN FUNDS
FINANCIAL HIGHLIGHTS (For a Share Outstanding Throughout the Period)
--------------------------------------------------------------------------------


                                                                 U.S. Government Securities Fund - Class A
                                         -----------------------------------------------------------------------------------------
                                                                                                                         08/28/89*
                                           Six Months                     Years Ended October 31,
                                             Ended                                                                          to
                                           04/30/97     ---------------------------------------------------------------
                                          (Unaudited)    1996**    1995     1994     1993     1992      1991     1990    10/31/89
                                         -------------  --------  ------   ------   ------   ------    ------   ------  ----------
Net asset value, beginning of period....     $9.80       $9.98     $9.45   $10.35   $10.04   $ 9.89    $ 9.47   $ 9.74    $9.73

Income (loss) from investment operations
----------------------------------------
Net investment income (B)...............      0.29        0.56      0.63     0.53     0.51     0.74      0.84     0.75     0.15
Net realized and unrealized gain (loss)
  on investments........................     (0.11)      (0.12)     0.57    (0.74)    0.34     0.13      0.42    (0.20)    0.01
                                             -----       -----     -----    -----    -----    -----     -----    -----    -----

         Total from investment
           operations...................      0.18        0.44      1.20    (0.21)    0.85     0.87      1.26     0.55     0.16

Less distributions
------------------
Dividends from net investment income....     (0.29)      (0.56)    (0.67)   (0.50)   (0.50)   (0.72)    (0.84)   (0.75)   (0.15)
Dividends in excess of net
  investment income.....................      ----       (0.06)     ----     ----     ----     ----      ----     ----     ----
Distributions from capital gains........      ----        ----      ----    (0.19)   (0.04)    ----      ----     ----     ----
Distributions from capital..............      ----        ----      ----     ----     ----     ----      ----    (0.07)    ----
                                             -----       -----     -----    -----    -----    -----     -----    -----    -----

         Total distributions............     (0.29)      (0.62)    (0.67)   (0.69)   (0.54)   (0.72)    (0.84)   (0.82)   (0.15)
                                             -----       -----     -----    -----    -----    -----     -----    -----    -----

Net asset value, end of period..........     $9.69       $9.80     $9.98    $9.45   $10.35   $10.04     $9.89    $9.47    $9.74
                                             =====       =====     =====    =====   ======   ======     =====    =====    =====

         Total return...................      1.84%+      4.64%    13.15%   (2.13%)   8.64%    9.15%    13.86%    5.90%    1.66%+

Net assets, end of period (000's).......   $58,676     $72,774   $81,179 $100,622 $163,296 $118,543   $45,662  $43,299  $56,069

Ratio of operating expenses to
  average net assets (C)................      1.25%(A)    1.25%     1.25%    1.25%    1.07%    0.24%     0.68%    2.28%    2.18%(A)

Ratio of net investment income to
  average net assets....................      6.33%(A)    5.71%     6.54%    5.39%    4.97%    7.21%     8.65%    7.89%    8.54%(A)

Portfolio turnover rate.................       248%(A)     477%      469%     279%     208%     108%      195%      71%      93%(A)


------------------------------

  *  Commencement of operations
 ** Net investment income per share has been calculated using the average shares method.
  +  Non-annualized
(A)  Annualized
(B) After expense reimbursement and waiver by the adviser of $0.01, $0.02, $0.02, $0.02, $0.04, $0.19, $0.18 and $0.03 per share for the U.S.
     Government Securities Fund - Class A for the six months ended April 30, 1997 and the years ended October 31, 1996, 1995, 1994, 1993, 1992, 1991 and
     1990, respectively.
(C) The ratio of operating expenses, before reimbursement and waiver by the adviser, was 1.39%, 1.41%, 1.45%, 1.47%, 1.42%, 2.13%, 2.61% and 2.57% for
     the six months ended April 30, 1997 and the years ended October 31, 1996, 1995, 1994, 1993, 1992, 1991 and 1990, respectively.

   The accompanying notes are an integral part of the financial statements.

NORTH AMERICAN FUNDS
FINANCIAL HIGHLIGHTS (For a Share Outstanding Throughout the Period)
--------------------------------------------------------------------------------


                                                                         U.S. Government Securities Fund
                                                            -------------------------------------------------------
                                                              Six Months
                                                                Ended          Year           Year       04/01/94*
                                                               04/30/97        Ended          Ended         to
                                                             (Unaudited)     10/31/96**     10/31/95     10/31/94
                                                               Class B        Class B        Class B      Class B
                                                            -------------   ------------   ----------   -----------
Net asset value, beginning of period........                    $9.80          $9.98          $9.45        $9.77

Income (loss) from investment operations
----------------------------------------
Net investment income(B)....................                     0.27           0.50           0.56         0.29
Net realized and unrealized gain (loss)
  on investments............................                    (0.13)         (0.12)          0.58        (0.35)
                                                                -----          -----          -----        -----

         Total from investment
           operations.......................                     0.14           0.38           1.14        (0.06)

Less distributions
------------------
Dividends from net investment income........                    (0.25)         (0.50)         (0.61)       (0.26)
Dividends in excess of net investment income                    -----          (0.06)         -----        -----
                                                              -------        -------        -------      -------

         Total distributions................                    (0.25)         (0.56)         (0.61)       (0.26)
                                                                -----          -----          -----        -----

Net asset value, end of period..............                    $9.69          $9.80          $9.98        $9.45
                                                                =====          =====          =====        =====

         Total return.......................                     1.49%+         3.97%         12.45%       (2.44%)(D)

Net assets, end of period (000's)...........                  $17,296        $19,444        $13,993       $2,746

Ratio of operating expenses to average
  net assets(C).............................                     1.90%(A)       1.90%          1.90%        1.90%(A)

Ratio of net investment income to average
  net assets................................                     5.68%(A)       5.06%          5.53%        5.06%(A)

Portfolio turnover rate.....................                      248%(A)        477%           469%         279%


                                                                         U.S. Government Securities Fund
                                                            -------------------------------------------------------
                                                              Six Months
                                                                Ended          Year           Year       04/01/94*
                                                               04/30/97        Ended          Ended         to
                                                             (Unaudited)     10/31/96**     10/31/95     10/31/94
                                                               Class C        Class C        Class C      Class C
                                                            -------------   ------------   ----------   -----------

Net asset value, beginning of period........                    $9.80          $9.98          $9.45        $9.77

Income (loss) from investment operations
----------------------------------------
Net investment income(B)....................                     0.26           0.50           0.56         0.26
Net realized and unrealized gain (loss)
  on investments............................                    (0.11)         (0.12)          0.58        (0.32)
                                                                -----          -----          -----        -----

         Total from investment
           operations.......................                     0.15           0.38           1.14        (0.06)

Less distributions
------------------
Dividends from net investment income........                    (0.26)         (0.50)         (0.61)       (0.26)
Dividends in excess of net investment income                    -----          (0.06)         -----        -----
                                                              -------        -------        -------      -------

         Total distributions................                    (0.26)         (0.56)         (0.61)       (0.26)
                                                                -----          -----          -----        -----

Net asset value, end of period..............                    $9.69          $9.80          $9.98        $9.45
                                                                =====          =====          =====        =====

         Total return.......................                     1.49%+         3.97%         12.45%       (2.44%)(D)

Net assets, end of period (000's)...........                  $14,208        $20,009        $20,186      $10,766

Ratio of operating expenses to average
  net assets(C).............................                     1.90%(A)       1.90%          1.90%        1.90%(A)

Ratio of net investment income to average
  net assets................................                     5.68%(A)       5.06%          5.74%        5.06%(A)

Portfolio turnover rate.....................                      248%(A)       477%           469%         279%

------------------------------

 *   Commencement of operations
** Net investment income per share has been calculated using the average shares method.
 +   Non-annualized
(A)  Annualized
(B) After expense reimbursement by the adviser of $0.01, $0.02, $0.04 and $0.08 per share for the U.S. Government Securities Fund - Class B and $0.01, $0.02, $0.03 and $0.03 per share for the U.S. Government Securities Fund - Class C, for the six months ended April 30, 1997, the years ended October 31, 1996 and 1995 and the period April 1, 1994 to October 31, 1994, respectively.
(C) The ratio of operating expenses, before reimbursement by the adviser, was 2.06%, 2.06%, 2.28% and 3.40% for the U.S. Government Securities Fund - Class B and 2.07%, 2.06%, 2.15% and 2.44% for the U.S. Government Securities Fund - Class C, for the six months ended April 30, 1997, the years ended October 31, 1996 and 1995 and the period April 1, 1994 to October 31, 1994 on an annualized basis, respectively.
(D) Historical total returns for Classes B and C shares are one year performance returns which include Class A performance prior to April 1, 1994.

   The accompanying notes are an integral part of the financial statements.

NORTH AMERICAN FUNDS
FINANCIAL HIGHLIGHTS (For a Share Outstanding Throughout the Period)
-------------------------------------------------------------------------------


                                                                        Money Market Fund - Class A
                                       --------------------------------------------------------------------------------------------
                                        Six Months                        Years Ended October 31,
                                          Ended                                                                        08/28/89*
                                         04/30/97   -----------------------------------------------------------------     to
                                       (Unaudited)    1996     1995     1994      1993       1992    1991      1990    10/31/89
                                       -----------  --------  ------   ------    ------     ------  ------    ------- ----------

Net asset value, beginning of period..     $1.00     $1.00     $1.00    $1.00     $1.00     $1.00    $1.00     $1.00    $1.00

Income from investment operations
---------------------------------
Net investment income(B)..............      0.02      0.05      0.05     0.03      0.03      0.04     0.06      0.06     0.01

Less distributions
------------------
Dividends from net investment income..     (0.02)    (0.05)    (0.05)   (0.03)    (0.03)    (0.04)   (0.06)    (0.06)   (0.01)
                                           -----     -----     -----    -----     -----     -----    -----     -----    -----

Net asset value, end of period........     $1.00     $1.00     $1.00    $1.00     $1.00     $1.00    $1.00     $1.00    $1.00
                                           =====     =====     =====    =====     =====     =====    =====     =====    =====

         Total return.................      2.45%+    5.16%     5.60%    3.48%     2.80%     3.69%    6.22%     5.76%    0.53%+

Net assets, end of period (000's).....   $10,538    $8,087   $11,379   $8,499   $18,109    $2,244   $3,421    $4,526   $7,781

Ratio of operating expenses to average
  net assets(C).......................      0.50%(A)  0.50%     0.50%    0.50%     0.50%     0.50%    1.00%     2.45%    1.96%(A)

Ratio of net investment income to
  average net assets..................      4.90%(A)   5.02%    5.45%    3.40%     2.75%     3.77%    6.01%     5.52%    6.59%(A)

------------------------------

 *   Commencement of operations
 +   Non-annualized
(A)  Annualized
(B) After expense reimbursement and waiver by the adviser of $0.002, $0.004, $0.004, $0.0044, $0.0084, $0.0211, $0.0270 and $0.0002 per share for the
     Money Market Fund - Class A for the six months ended April 30, 1997 and the years ended October 31, 1996, 1995, 1994, 1993, 1992, 1991 and 1990,
     respectively.
(C) The ratio of operating expenses, before reimbursement and waiver by the adviser, was 0.85%, 0.95%, 0.96%, 0.95%, 1.32%, 2.71%, 2.68% and 2.47% for
     the Money Market Fund - Class A for the six months ended April 30, 1997 and the years ended October 31, 1996, 1995, 1994, 1993, 1992, 1991 and 1990,
     respectively.

   The accompanying notes are an integral part of the financial statements.

NORTH AMERICAN FUNDS
FINANCIAL HIGHLIGHTS (For a Share Outstanding Throughout the Period)
-------------------------------------------------------------------------------


                                                                  Money Market Fund
                                              --------------------------------------------------------
                                               Six Months
                                                 Ended          Year           Year         04/01/94*
                                                04/30/97        Ended          Ended           to
                                              (Unaudited)      10/31/96       10/31/95      10/31/94
                                                Class B        Class B        Class B       Class B
                                              -----------    -----------    -----------    -----------

Net asset value, beginning of period..           $1.00          $1.00          $1.00         $1.00

Income from investment operations
---------------------------------
Net investment income(B)..............            0.02           0.05           0.05          0.02

Less distributions
------------------
Dividends from net investment income..           (0.02)         (0.05)         (0.05)        (0.02)
                                                  ----           ----           ----          ----

Net asset value, end of period........           $1.00          $1.00          $1.00         $1.00
                                                 =====          =====          =====         =====

         Total return.................            2.45%+         5.16%          5.60%         3.48%(D)

Net assets, end of period (000's).....          $3,643         $3,062         $1,564          $312

Ratio of operating expenses to average
  net assets(C).......................            0.50%(A)       0.50%          0.50%         0.50%(A)

Ratio of net investment income to
  average net assets..................            4.90%(A)       5.02%          5.52%         3.96%(A)


                                                                  Money Market Fund
                                              --------------------------------------------------------
                                               Six Months
                                                 Ended          Year           Year          04/01/94*
                                                04/30/97        Ended          Ended            to
                                              (Unaudited)      10/31/96       10/31/95       10/31/94
                                                Class C        Class C        Class C        Class C
                                              -----------    -----------    -----------     ----------

Net asset value, beginning of period..            $1.00         $1.00           $1.00          $1.00

Income from investment operations
---------------------------------
Net investment income(B)..............             0.02          0.05            0.05           0.02

Less distributions
------------------
Dividends from net investment income..            (0.02)        (0.05)          (0.05)         (0.02)
                                                  -----         -----           -----          -----

Net asset value, end of period........            $1.00         $1.00           $1.00          $1.00
                                                  =====         =====           =====          =====

         Total return.................             2.45%+        5.16%           5.60%          3.48%(D)

Net assets, end of period (000's).....          $10,348        $9,840          $9,394        $12,170

Ratio of operating expenses to average
  net assets(C).......................             0.50%(A)      0.50%           0.50%          0.50%(A)

Ratio of net investment income to
  average net assets..................             4.90%(A)      5.02%           5.46%          3.96%(A)

------------------------------

 *   Commencement of operations
 +   Non-annualized
(A)  Annualized
(B) After expense reimbursement by the adviser of $0.002, $0.007, $0.009 and $0.0228 per share for the Money Market Fund - Class B and $0.002, $0.005, $0.005 and $0.0037 per share for the Money Market Fund - Class C, for the six months ended April 30, 1997, the years ended October 31, 1996 and 1995 and the period April 1, 1994 to October 31, 1994, respectively.
(C) The ratio of operating expenses, before reimbursement by the adviser, was 0.94%, 1.18%, 1.41% and 4.83% for the Money Market Fund - Class B and 0.92%, 0.98%, 0.95% and 1.18% for the Money Market Fund - Class C, for the six months ended April 30, 1997, the years ended October 31, 1996 and 1995 and the period April 1, 1994 to October 31, 1994 on an annualized basis, respectively.
(D) Historical total returns for Classes B and C shares are one year performance returns which include Class A performance prior to April 1, 1994.

   The accompanying notes are an integral part of the financial statements.

NORTH AMERICAN FUNDS
PORTFOLIO OF INVESTMENTS - April 30, 1997 - (Unaudited)
(showing percentage of total value of investments)
-------------------------------------------------------------------------------

International Small Cap Fund


                                                   Shares           Value
                                                   ------           -----
COMMON STOCKS - 75.56%
Agricultural Machinery - 1.70%
Kverneland AS                                       9,500        $274,813
                                                                  -------
Agricultural Products - 0.73%
PT London Sumatra Indonesia                        46,000         118,313
                                                                  -------
Auto Parts - 0.79%
Sylea*                                              1,500         128,245
                                                                  -------
Auto Service - 0.45%
Avis Europe PLC*                                   33,450          73,189
                                                                   ------
Banking - 3.07%
Banco de A. Edwards, ADR                            5,975         125,475
Banco Latinoamericano
  de Exportaciones SA                               4,150         190,381
Bank Tiara*                                       150,000         182,099
                                                                  -------
                                                                  497,955
Broadcasting - 1.41%
Flextech PLC*                                      22,800         229,109
                                                                  -------
Business Services - 2.88%
Altran Technologies SA*                               675         234,773
Kobenhavns Lufthavne                                2,300         232,767
                                                                  -------
                                                                  467,540
Computers & Business Equipment - 2.21%
Creative Technology, Ltd., ADR*                     3,650          49,275
Enator AB*                                          6,000         120,846
Psion PLC                                          28,900         188,763
                                                                  -------
                                                                  358,884
Chemicals - 0.42%
Budi Acid Jaya                                     55,000          67,335
                                                                   ------
Conglomerates - 2.12%
Amer Group, Ltd.                                    5,525          94,555
Misys                                               8,050         160,478
Solid Group, Incorporated                         419,000          88,980
                                                                  -------
                                                                  344,013
Containers & Glass - 2.57%
International Container Terminal
  & Services*                                     307,500         180,745
SCHMALBACH LUBECA AG*                               1,075         235,882
                                                                  -------
                                                                  416,627
Drugs & Health Care - 3.65%
British BioTechnology PLC*                         39,050         153,795
Medeva PLC                                         12,275         236,294
Schwarz Pharma AG*                                  2,800         201,293
                                                                  -------
                                                                  591,382
Electronics - 2.41%
Elec & Eltek International
  Holdings, Ltd.                                  300,000          77,454
Gold Peak Industries Holdings, Ltd.*              180,000         120,829
VTech Holdings, Ltd.                              114,800         192,655
                                                                  -------
                                                                  390,938
Food & Beverages - 2.62%
Compania Cervecerias Unidas SA, ADR                 9,025         200,806
Raison Tehtaat Oy                                   2,700         223,771
                                                                  -------
                                                                  424,577
Hotels & Restaurants - 6.23%
Doutor Coffee Company*                              6,000         180,092
Grupo Posadas SA*                                 200,000          96,898
J.D. Wetherspoon PLC                               13,458         251,929
Pizza Express                                      16,375         183,389
Regent Inns PLC                                    20,000         104,376
Tele Pizza*                                         4,225         193,615
                                                                ---------
                                                                1,010,299
Household Appliances Furnishing - 5.39%
DFS Furniture Company*                             27,800         250,515
Hunter Douglas*                                     4,200         342,760
Industrie Natuzzi SPA, ADR*                         5,750         127,938
Laox Company*                                      12,800         152,267
                                                                  -------
                                                                  873,480
Industrial Machinery - 5.32%
IHC Caland*                                         4,450         219,725
KCI Konecranes International                        5,125         197,100
Noritsu Koki Company*                               7,200         306,866
Tomra Systems AS                                    7,150         138,558
                                                                  -------
                                                                  862,249
Insurance - 1.03%
Malaysian Assurance*                               31,000         166,680
                                                                  -------
International Oil - 4.63%
British-Borneo Petroleum
  Syndicate PLC                                    10,700        $222,844
Cairn Energy PLC*                                  22,000         198,250
Gulf Canada Resources, Ltd.*                       40,500         329,063
                                                                  -------
                                                                  750,157
Leisure Time - 3.73%
AAPC, Ltd.*                                       155,009          94,289
Capital Radio                                      15,000         131,767
Cinar Films, Incorporated, Class B*                 5,825         132,519
Tiemco                                              2,000          99,263
Village Roadshow*                                  41,500         147,255
                                                                  -------
                                                                  605,093
Miscellaneous - 2.11%
Rofin-Sinar Technologies, Incorporated*            20,100         298,987
PT United Tractors                                 15,000          43,210
                                                                  -------
                                                                  342,197
Office Furnishings & Supplies - 1.89%
Guilbert SA*                                          975         152,017
Turbon International AG*                            5,650         154,316
                                                                  -------
                                                                  306,333
Petroleum Services - 0.97%
Petroleum Geological Services AS*                   4,100         157,850
                                                                  -------
Publishing - 0.32%
Dorling Kindersley Holdings PLC                    11,050          51,041
                                                                   ------

    The accompanying notes are an integral part of the financial statements.

NORTH AMERICAN FUNDS
PORTFOLIO OF INVESTMENTS - April 30, 1997 - (Unaudited) - continued
(showing percentage of total value of investments)
--------------------------------------------------------------------------------


                                                   Shares           Value
                                                   ------           -----
Retail Trade - 3.55%
Bulgari SPA*                                        9,700        $175,341
Matahari Putra Prima*                              90,000         125,926
Next PLC*                                          25,900         273,482
                                                                  -------
                                                                  574,749
Software - 4.08%
Baan Company NV*                                    3,600         193,500
Dassault Systems SA*                                3,100         190,361
JBA Holdings PLC*                                  21,000         277,391
                                                                  -------
                                                                  661,252
Telecommunication Services - 2.52%
Asia Satellite Telecommunications,
  Holdings, ADR*                                    7,425         191,194
Esprit Telecom Group PLC, ADS*                      7,500          43,125
Grupo Iusacell SA, ADR*                            15,325         174,322
                                                                  -------
                                                                  408,641
Telephone - 2.21%
Cellular Communications International*              8,000         200,000
Netcom Systems AB, Class B*                        11,550         157,539
                                                                  -------
                                                                  357,539
Toys, Amusements & Sporting Goods - 2.34%
Salomon SA*                                         3,475         245,063
Skis Rossignol SA*                                  5,850         134,811
                                                                  -------
                                                                  379,874
Transportation - 2.20%
ASG AB*                                             8,800         157,049
Tranz Rail Holdings, Ltd., ADR                     11,250         199,688
                                                                  -------
                                                                  356,737
TOTAL COMMON STOCKS
  (Cost $11,410,651)                                          $12,247,091
                                                               ----------

PREFERRED STOCKS - 3.47%
Automobiles - 1.36%
Porsche AG*                                           170         220,869
                                                                  -------

Financial Services - 2.11%
Marschollek, Lautenschlaeger und
  Partner AG*                                       1,690         341,552
                                                                  -------

TOTAL PREFERRED STOCKS (Cost $338,532)                           $562,421
                                                                  -------

   Principal
    Amount                                                     Value
    ------                                                     -----
REPURCHASE AGREEMENT - 20.97%
$3,398,000 Repurchase Agreement with State
           Street Bank & Trust Company dated
           04/30/97 at 5.00%, to be repurchased
           at $3,398,472 on 05/01/97, collateralized
           by $3,555,000 U.S. Treasury Notes,
           5.625% due 02/28/01 (valued at
           $3,501,856, including interest)                   $ 3,398,000
                                                              ----------

TOTAL INVESTMENTS (International
  Small Cap Fund) (Cost $15,147,183)                         $16,207,512
                                                              ==========


Small/Mid Cap Fund
                                                   Shares           Value
                                                   ------           -----
COMMON STOCKS - 90.13%
Aerospace - 2.22%
BE Aerospace, Incorporated*                         4,000         $98,500
Gulfstream Aerospace Corporation*                  14,000         357,000
                                                                  -------
                                                                  455,500
Apparel & Textiles - 6.64%
Cintas Corporation                                  5,000         273,750
G & K Services, Class A                             3,000          87,000
Gucci Group NV                                      6,000         416,250
Nautica Enterprises,                                8,600         190,275
Incorporated*
Stage Stores, Incorporated*                         4,700          97,525
Tommy Hilfiger Corporation*                         3,800         151,050
Warnaco Group, Incorporated                         5,200         148,200
                                                                ---------
                                                                1,364,050
Business Services - 3.63%
CUC International, Incorporated*                   18,500         390,812
The Loewen Group, Incorporated                      1,600          46,000
Paychex, Incorporated                               4,400         205,975
Service Corporation International                   3,000         102,750
                                                                  -------
                                                                  745,537
Chemicals - 0.29%
Waters Corporation*                                 2,000          59,250
                                                                   ------

Computers & Business Equipment - 4.94%
Cisco Systems, Incorporated*                        4,600         238,050
Ingram Micro, Incorporated, Class A*                4,000          91,000
Seagate Technology, Incorporated*                   9,000         412,875
Sundstrand Corpration                               5,600         273,000
                                                                ---------
                                                                1,014,925
Drugs & Health Care - 7.31%
Becton, Dickinson & Company                         3,000         138,000
BioChem Pharma, Incorporated*                       3,500          62,945
Cardinal Health, Incorporated                       2,000         106,500
Elan Corporation PLC, ADR*                          9,000         306,000
McKesson Corporation                                2,100         151,988
Mentor Corporation                                  1,400          32,375
Oxford Health Plans, Incorporated*                  5,000         329,375
Phycor, Incorporated*                              14,100         375,412
                                                                ---------
                                                                1,502,595
Electrical Equipment - 0.89%
American Power Conversion Corporation               2,500          48,125
ASM Lithography Holdings NV*                        1,700         135,150
                                                                  -------
                                                                  183,275
Electronics - 15.17%
Adaptec, Incorporated*                             11,400         421,800
Altera Corporation*                                11,000         545,188
Cambridge Technology Partners,
  Incorporated*                                     3,000          79,875
Electronics For Imaging,                            7,100         278,675
Incorporated*
Hologic, Incorporated*                              6,700         139,025
Kulicke & Soffa Industries, Incorporated*           7,000         195,562
Linear Technology Corporation                       7,700         386,925

    The accompanying notes are an integral part of the financial statements.

NORTH AMERICAN FUNDS
PORTFOLIO OF INVESTMENTS - April 30, 1997 - (Unaudited) - continued
(showing percentage of total value of investments)
-------------------------------------------------------------------------------


                                                   Shares           Value
                                                   ------           -----
Electronics - continued
Maxim Integrated Products,
  Incorporated*                                    10,600        $560,475
Xilinx, Incorporated*                              10,400         509,600
                                                                ---------
                                                                3,117,125
Financial Services - 2.97%
Money Store, Incorporated                          28,200         609,825
                                                                  -------

Food & Beverages - 1.63%
Chiquita Brands
International,Incorporated                         12,000         172,500
Pioneer Hi-Bred International,
  Incorporated                                      2,300         162,437
                                                                  -------
                                                                  334,937
Hotels & Restaurants - 2.01%
Boston Market, Incorporated*                        5,000         119,375
Landrys Seafood Restaurants*                        4,500          63,211
Lone Star Steakhouse & Saloon,
  Incorporated*                                     7,900         156,025
Mirage Resorts, Incorporated*                       3,700          74,462
                                                                  -------
                                                                  413,073
Household Appliances Furnishing - 3.24%
Sunbeam Corporation                                21,000         666,750
                                                                  -------

Industrial Machinery - 4.00%
Applied Materials, Incorporated*                    8,600         471,925
Tyco International, Ltd.                            2,000         122,000
U.S. Filter Corporation*                            7,500         227,812
                                                                  -------
                                                                  821,737
Insurance - 5.03%
Equifax, Incorporated                              10,500         301,875
MGIC Investment Corporation                         6,000         487,500
SunAmerica, Incorporated                            5,300         243,800
                                                                ---------
                                                                1,033,175
Investment Companies - 2.19%
The Charles Schwab Corporation                     12,300         450,487
                                                                  -------

Leisure Time - 3.10%
Carnival Corporation                                2,800         103,250
Coach USA, Incorporated*                            3,800          96,900
International Game Technology                      27,500         436,563
                                                                  -------
                                                                  636,713
Metal & Metal Products - 0.95%
Special Metals Corporation*                         2,900          40,963
Titanium Metals Corporation*                        6,000         155,250
                                                                  -------
                                                                  196,213
Office Furnishings & Supplies - 0.47%
Avery Dennison Corporation                          2,600          95,550
                                                                   ------

Petroleum Services - 3.66%
Global Marine, Incorporated*                        8,000         161,000
Halliburton Company                                 3,200         226,000
Reading & Bates Corporation*                       10,000         223,750
Smith International, Incorporated*                  3,000         142,125
                                                                  -------
                                                                  752,875

Plastics - 1.51%
Sealed Air Corporation*                             6,700         309,875
                                                                  -------

Pollution Control - 1.79%
United Waste Systems, Incorporated*                 5,000         168,750
USA Waste Services, Incorporated*                   6,100         199,775
                                                                  -------
                                                                  368,525
Real Estate - 1.32%
CWM Mortgage Holdings, Incorporated                 7,200         143,100
Vornado Realty Trust                                2,000         127,250
                                                                  -------
                                                                  270,350
Retail Trade - 4.10%
Bed Bath & Beyond, Incorporated*                    5,000         136,875
Borders Group, Incorporated*                        5,400         114,750
Nine West Group,                                    2,400          95,100
Incorporated*
Rite Aid Corporation                                3,600         165,600
TJX Companies, Incorporated                         7,000         330,750
                                                                  -------
                                                                  843,075
Shipbuilding - 0.43%
West Marine, Incorporated*                          3,400          88,400
                                                                   ------

Software - 3.47%
Parametric Technology Corporation*                 10,200         461,550
Read-Rite Corporation*                              3,000          77,625
Sterling Commerce, Incorporated*                    6,700         173,363
                                                                  -------
                                                                  712,538
Telecommunication Services - 6.07%
Nokia Corporation, ADR                              9,300         601,013
PairGain Technologies, Incorporated*                5,000         130,000
Tellabs, Incorporated*                             10,400         414,700
Univision Communications,
 Incorporated, Class A*                             3,000         102,000
                                                                ---------
                                                                1,247,713
Telephone - 0.86%
Worldcom, Incorporated                              7,400         177,600
                                                                  -------

Trucking & Freight - 0.23 %
Tidewater, Incorporated                             1,200          48,151
                                                                   ------

TOTAL COMMON STOCKS
  (Cost $17,840,196)                                          $18,519,819
                                                               ----------


                                                 Principal
                                                  Amount           Value
                                                 --------        --------
SHORT TERM INVESTMENTS - 9.87%
Aristar, Incorporated,
  5.54% due 05/06/97                             $700,000        $699,461
Green Tree Financial Corporation,
  5.57% due 05/08/97                              700,000         699,242
Rembrandt International Company,
  Incorporated, 5.58% due 05/12/97                300,000         299,489
Seven Seas Money Market Fund                      330,521         330,521
                                                                ---------
                                                                2,028,713
TOTAL INVESTMENTS
(Small/Mid Cap Fund) (Cost $19,868,909)                       $20,548,532
                                                               ==========

    The accompanying notes are an integral part of the financial statements.

NORTH AMERICAN FUNDS
PORTFOLIO OF INVESTMENTS - April 30, 1997 - (Unaudited) - continued
(showing percentage of total value of investments)
-------------------------------------------------------------------------------

Global Equity Fund


                                                   Shares          Value
                                                   ------          -----
COMMON STOCKS - 100.00%
Air Travel - 1.80%
AMR Corporation*                                   22,000      $2,048,750
                                                                ---------
Aluminum - 1.22%
Aluminum Company of America                        19,800       1,383,525
                                                                ---------
Auto Parts - 1.13%
Borg-Warner Automotive, Incorporated               30,500       1,281,000
                                                                ---------
Automobiles - 3.38%
Peugeot SA                                          8,000         796,368
Volkswagen AG                                       4,800       3,051,622
                                                                ---------
                                                                3,847,990
Banking - 11.39%
ABN AMRO Holdings NV                               21,100       1,450,131
Bank of New York, Incorporated                     55,700       2,200,150
Banque Nationale de Paris                          30,900       1,318,273
First Chicago NBD Corporation                      25,900       1,456,875
GreenPoint Financial Corporation                   21,700       1,201,638
HSBC Holdings                                      72,200       1,818,457
Jardine Strategic Holdings, Ltd.                  549,000       1,866,600
Mellon Bank Corporation                            19,700       1,637,562
                                                               ----------
                                                               12,949,686
Business Services - 0.58%
Intelidata Technologies Corporation*              119,200         551,300
NCR Corporation*                                    3,800         110,200
                                                                  -------
                                                                  661,500
Chemicals - 6.20%
Akzo Nobel NV, ADS                                  9,600       1,236,770
BASF AG                                            38,600       1,488,902
Bayer AG                                           57,000       2,267,756
Potash Corporation of Saskatchewan,
  Incorporated*                                    26,700       2,061,271
                                                                ---------
                                                                7,054,699
Computers & Business Equipment - 2.81%
Data General Corporation*                          62,700       1,175,625
Olivetti & C. SPA*                                960,000         280,345
Tandy Corporation                                  33,200       1,738,850
                                                                ---------
                                                                3,194,820
Conglomerates - 1.12%
CSR, Ltd.                                         344,000       1,271,590
                                                                ---------
Construction & Mining Equipment - 0.94%
Greenfield Industries, Incorporated                52,500       1,069,687
                                                                ---------
Construction Materials - 1.09%
Holderbank Financier Glarus AG                      1,600       1,244,963
                                                                ---------
Containers & Glass - 0.64%
Toyo Seikan Kaisha                                 39,600         726,892
                                                                  -------
Crude Petroleum & Natural Gas - 1.28%
Elf Aquitaine                                      15,000       1,454,639
                                                                ---------
Domestic Oil - 0.50%
Pennzoil Company                                   11,600        $571,300
                                                                  -------
Drugs & Health Care - 0.64%
Pharmacia & Upjohn, Incorporated                   24,500         725,812
                                                                  -------
Electric Utilities - 2.70%
Iberdrola SA                                       87,000         981,841
Southern Electric PLC                             166,307         821,878
VEBA AG                                            24,500       1,261,924
                                                                ---------
                                                                3,065,643
Electrical Equipment - 0.96%
Hitachi                                           121,000       1,096,230
                                                                ---------

Electronics - 3.40%
Ascom Holdings AG*                                    560         571,359
GenRad, Incorporated*                              60,000         990,000
SGS Thomson Microelectronics,
  Incorporated*                                    12,200         940,632
TDK Corporation                                    19,000       1,369,599
                                                                ---------
                                                                3,871,590
Financial Services - 5.72%
Enhance Financial Services Group,
  Incorporated                                     22,450         864,325
Internationale Nederlanden Groep NV                56,150       2,204,730
PennCorp Financial Group,
   Incorporated                                    43,300       1,488,438
UST Corporation                                   104,000       1,950,000
                                                                ---------
                                                                6,507,493
Food & Beverages - 7.35%
Danone                                              4,000         582,541
Kao Corporation                                   108,000       1,259,227
Nestle SA                                           1,600       1,942,880
Reckitt & Colman PLC                              200,897       2,735,065
Tate & Lyle PLC                                   245,846       1,836,872
                                                                ---------
                                                                8,356,585
Household Appliances Furnishing - 2.15%
Matsushita Electric Industrial
  Company, Ltd.                                    72,000       1,151,455
Philips Electronics NV                             24,700       1,289,324
                                                                ---------
                                                                2,440,779
Household Products - 2.34%
Unilever                                          101,300       2,661,382
                                                                ---------

Industrial Machinery - 4.42%
Bobst AG                                              400         582,321
Schindler Holding AG                                  600         726,545
Sulzer AG                                           1,000         688,556
Sumitomo Rubber Industries                         80,000         523,102
Tecumseh Products Company                          21,600       1,166,400
Valeo                                              21,800       1,344,642
                                                                ---------
                                                                5,031,566

    The accompanying notes are an integral part of the financial statements.

NORTH AMERICAN FUNDS
PORTFOLIO OF INVESTMENTS - April 30, 1997 - (Unaudited) - continued
(showing percentage of total value of investments)
-------------------------------------------------------------------------------


                                                   Shares           Value
                                                   ------           -----
Insurance - 6.98%
Irish Life                                        628,100      $3,054,704
MBIA, Incorporated                                 20,500       1,996,188
SCOR, ADS                                          16,550         646,518
Sumitomo Marine & Fire                            148,000         910,608
Terra Nova Bermuda Holdings, Ltd.                     100           1,875
WPP Group PLC, ADR                                325,000       1,322,123
                                                                ---------
                                                                7,932,016
Investment Companies - 0.30%
India Gateway Fund*                                73,890         336,199
                                                                  -------
Miscellaneous - 0.75%
Clondalkin Group PLC                               85,700         847,277
                                                                  -------
Paper - 1.51%
Boise Cascade Corporation                          51,600       1,715,700
                                                                ---------
Photography - 2.59%
Fuji Photo Film Company                            77,000       2,942,057
                                                                ---------
Pollution Control - 1.94%
Browning-Ferris Industries,
  Incorporated                                     77,600       2,201,900
                                                                ---------
Publishing - 2.55%
Houghton Mifflin Company                           51,600       2,896,050
                                                                ---------
Railroads & Equipment - 0.91%
East Japan Railway                                    240       1,038,012
                                                                ---------
Retail Grocery - 0.35%
Albertsons, Incorporated                           12,000         396,000
                                                                  -------
Retail Trade - 6.57%
Coles Myer, Ltd.                                  322,347       1,566,109
Delhaize-Le Lion SA                                21,100       1,059,426
G.I.B. Holdings, Ltd.                              14,100         611,329
Karstadt AG                                         4,500       1,348,597
Toys R Us, Incorporated*                           23,800         678,300
Waban, Incorporated*                               82,500       2,206,875
                                                                ---------
                                                                7,470,636
Software - 0.27%
Novell, Incorporated*                              40,100         303,256
                                                                  -------
Telecommunication Services - 1.89%
Comsat Corporation                                103,500       2,147,625
                                                                ---------
Telephone - 6.02%
American Telephone & Telegraph
  Corporation                                      30,400       1,018,400
MCI Communications Corporation                     55,900       2,131,188
STET                                              564,000       2,091,725
Telefonica de Espana SA                            62,700       1,606,043
                                                                ---------
                                                                6,847,356
Tobacco - 2.54%
B.A.T. Industries PLC                              87,000         731,815
Philip Morris Companies, Incorporated              54,900       2,161,688
                                                                ---------
                                                                2,893,503
Trucking & Freight - 1.07%
Peninsular & Oriental Steam
  Navigation Company                              125,000       1,221,637
                                                                ---------
TOTAL COMMON STOCKS
  (Cost $103,741,420)                                        $113,707,345
                                                              -----------

TOTAL INVESTMENTS
  (Global Equity Fund) (Cost $103,741,420)                   $113,707,345
                                                              ===========


Growth Equity Fund
                                                   Shares          Value
                                                   ------          -----
COMMON STOCKS - 77.00%
Aerospace - 1.81%
Boeing Company                                        900        $88,763
Gulfstream Aerospace Corporation*                   8,750        223,125
                                                                 -------
                                                                 311,888
Apparel & Textiles - 0.74%
Reebok International, Ltd.*                         3,350        128,138
                                                                 -------

Automobiles - 1.29%
Volkswagen AG                                         350        222,514
                                                                 -------

Banking - 5.75%
BankAmerica Corporation                             3,050        356,469
The Chase Manhattan Corporation                       984         91,143
Citicorp                                            1,550        174,569
First Union Corporation                             3,400        285,600
Mellon Bank Corporation                             1,000         83,125
                                                                 -------
                                                                 990,906
Business Services - 0.69%
Fiserv, Incorporated*                               3,150        118,913
                                                                 -------

Computers & Business Equipment - 3.72%
Compaq Computer Corporation*                        1,100         93,912
Oce-Van Der Grinten NV                              1,550        187,515
Western Digital Corporation*                        1,550         95,519
Xerox Corporation                                   4,300        264,450
                                                                 -------
                                                                 641,396
Domestic Oil - 0.31%
Phillips Petroleum Company                          1,350         53,156
                                                                  ------

Drugs & Health Care - 17.54%
Astra AB                                              750         29,781
Bristol-Myers Squibb Company                        4,950        324,225
Cardinal Health, Incorporated                       3,061        162,998
Columbia/HCA Healthcare Corporation                 5,825        203,875
Glaxo Wellcome PLC                                  2,800        110,250

    The accompanying notes are an integral part of the financial statements.

NORTH AMERICAN FUNDS
PORTFOLIO OF INVESTMENTS - April 30, 1997 - (Unaudited) - continued
(showing percentage of total value of investments)
-------------------------------------------------------------------------------


                                                  Shares          Value
                                                  ------          -----
Drugs & Health Care - continued
Johnson & Johnson                                   2,600       $159,250
Eli Lilly and Company                               3,650        320,744
Medtronic, Incorporated                             1,600        110,800
Merck & Company, Incorporated                       1,450        131,225
Novartis AG                                           150        197,612
Phycor, Incorporated*                               7,050        187,706
SmithKline Beecham PLC                              4,275        344,672
Stryker Corporation                                 6,200        203,825
Tenet Healthcare Corporation*                       1,125         29,250
Warner-Lambert Company                              5,175        507,150
                                                               ---------
                                                               3,023,363
Electrical Equipment - 2.06%
General Electric Company                            3,200        354,800
                                                                 -------

Electronics - 10.26%
Altera Corporation*                                 6,950        344,459
Intel Corporation                                     825        126,328
Maxim Integrated Products,
  Incorporated*                                     4,600        243,225
Motorola, Incorporated                              5,775        330,619
National Semiconductor Corporation*                 6,475        161,875
Xilinx, Incorporated*                              11,475        562,275
                                                               ---------
                                                               1,768,781
Financial Services - 4.81%
Associates First Capital Corporation                4,750        243,438
Federal National Mortgage Association               5,075        208,709
Great Western Financial Corporation*                3,425        143,850
Student Loan Marketing Association*                 1,975        233,544
                                                                 -------
                                                                 829,541
Food & Beverages - 2.56%
The Coca-Cola Company                               3,750        238,594
Coca-Cola Enterprises, Incorporated                 3,350        202,256
                                                                 -------
                                                                 440,850
Hotels & Restaurants - 0.75%
McDonald's Corporation                              2,400        128,700
                                                                 -------
Household Appliances Furnishing - 1.91%
Hunter Douglas NV                                   1,400        114,253
Sunbeam Corporation                                 6,800        215,900
                                                                 -------
                                                                 330,153
Household Products - 3.87%
Clorox Company                                      1,300        165,587
Dial Corporation                                    9,600        148,800
Gillette Company                                    2,667        226,695
Procter & Gamble Company                            1,000        125,750
                                                                 -------
                                                                 666,832
Insurance - 2.39%
CIGNA Corporation*                                    850        127,819
Everest Reinsurance Holdings                        3,525        101,344
The Progressive Corporation                         2,400        182,700
                                                                 -------
                                                                 411,863
International Oil - 0.56%
Exxon Corporation                                   1,700         96,262
                                                                  ------
Newspapers - 0.73%
Gannett Company, Incorporated                       1,450        126,512
                                                                 -------
Petroleum Services - 1.65%
Global Marine, Incorporated*                        4,800         96,600
Schlumberger, Ltd.                                  1,700        188,275
                                                                 -------
                                                                 284,875
Retail Grocery - 0.41%
Safeway, Incorporated*                              1,575         70,284
                                                                  ------
Retail Trade - 1.07%
Tiffany & Company*                                  2,950        116,894
Wal-Mart Stores, Incorporated                       2,400         67,800
                                                                 -------
                                                                 184,694
Software - 5.34%
BMC Software, Incorporated*                         4,375        189,219
Microsoft Corporation*                              2,325        282,487
Parametric Technology Corporation*                  2,200         99,550
PeopleSoft, Incorporated*                           4,875        202,312
Shared Medical System                               3,475        146,384
                                                                 -------
                                                                 919,952
Telecommunication Services - 5.20%
Lucent Technologies, Incorporated                   3,500        206,938
Nokia Corporation, ADR                              2,750        177,719
QUALCOMM, Incorporated*                             2,550        119,213
SK Telecom, Ltd., ADR                               3,425         32,535
TeleCom Brazil-Telebras, ADR                        1,225        140,569
Tellabs, Incorporated*                              5,500        219,313
                                                                 -------
                                                                 896,287
Telephone - 0.39%
DDI Corporation                                        10         66,412
                                                                  ------

Tobacco - 1.20%
Philip Morris Companies, Incorporated               4,300        169,312
RJR Nabisco Holdings Corporation*                   1,250         37,188
                                                                 -------
                                                                 206,500
TOTAL COMMON STOCKS
  (Cost $11,774,787)                                         $13,273,572
                                                              ----------


   Principal
    Amount                                                      Value
    ------                                                      -----
REPURCHASE AGREEMENT - 23.00%
$3,965,000 Repurchase Agreement with State
           Street Bank & Trust Company dated
           04/30/97 at 5.00%, to be repurchased
           at $3,965,551 on 05/01/97, collateralized
           by $4,040,000 U.S. Treasury Notes,
           6.125% due 07/31/00 (valued at
           $4,108,651, including interest)                    $3,965,000
                                                               ---------
TOTAL INVESTMENTS
 (Growth Equity Fund) (Cost $15,739,787)                     $17,238,572
                                                              ==========

    The accompanying notes are an integral part of the financial statements.

NORTH AMERICAN FUNDS
PORTFOLIO OF INVESTMENTS - April 30, 1997 - (Unaudited) - continued
(showing percentage of total value of investments)
-------------------------------------------------------------------------------

International Growth and Income Fund


                                                   Shares          Value
                                                   ------          -----
COMMON STOCKS - 79.04%
Aerospace - 1.78%
British Airways PLC                                12,000       $137,115
CSF Thomson                                         5,600        172,706
Lucas Varity PLC, ADS*                             63,700        193,062
                                                                 -------
                                                                 502,883
Apparel & Textiles - 0.76%
Christian Dior                                      1,150        170,436
Tomen Corporation                                  20,000         44,117
                                                                 -------
                                                                 214,553
Automobiles - 2.83%
Fiat SPA*                                          25,000         82,497
Nissan Motor Company, Ltd.*                        31,000        182,432
Peugeot SA*                                         1,600        159,274
Toyota Motor Corporation                           13,000        376,886
                                                                 -------
                                                                 801,089
Banking - 12.67%
Allied Irish Banks, ADS                            10,250         71,544
Asahi Bank, Ltd.                                   13,000         79,576
The Ashikaga Bank, Ltd.                            18,000         54,453
Bangkok Bank                                        9,000         83,376
Bank of East Asia                                  14,880         51,191
Bank of Ireland                                    20,850        217,514
PT Bank Niaga                                      69,500        194,486
Bank of Tokyo-Mitsubishi, ADS                       6,000         95,009
Banco Popular Espanol SA                            1,000        212,031
Banco Industrial Colombiano, ADR                    1,700         30,813
Bayerische Hypotheken und
  Wechsel Bank AG*                                 11,160        347,985
Daiwa Bank                                         23,000         74,290
Fuji Bank                                           7,000         78,859
Fukui Bank                                         16,000         57,982
HSBC Holdings                                       5,200        131,569
Istituto Mobiliare Italiano*                       12,000        102,221
 Lloyds TSB Group PLC*                             27,900        254,582
The Mitsui Trust & Banking
  Company, Ltd.                                    25,000        142,593
National Australia Bank, Ltd.                      24,700        338,053
National Mortgage Bank*                             1,200         80,524
Royal Bank of Scotland Group PLC                   23,000        216,953
Sakura Bank                                        26,000        137,440
Sanwa Bank                                          6,000         64,285
Societe Generale*                                   1,623        181,863
Standard Chartered                                 16,700        251,718
Yapi ve Kredi Bankasi AS*                         776,000         32,624
                                                               ---------
                                                               3,583,534
Business Services - 0.71%
Eaux (Cie Generale Des)*                            1,445        201,282
                                                                 -------
Chemicals - 3.18%
Air Liquide*                                        1,197        180,273
Allied Colloids Group PLC                         102,214        207,808
Bayer AG*                                           7,500        298,389
Henkel KGaA                                         2,032        102,550
Mitsui Toatsu Chemical*                            19,000         53,138
Sekisui Chemical Company, Ltd.                      6,000         57,667
                                                                 -------
                                                                 899,825
Computers & Business Equipment - 0.78%
Fujitsu, Ltd.                                      12,000        124,788
Ricoh Company, Ltd.                                 8,000         95,167
                                                                 -------
                                                                 219,955
Conglomerates - 1.95%
Koors Industries, Ltd., ADS                         6,400        111,200
Swire Pacific, Ltd.*                               30,000        231,395
Tomkins                                            48,300        208,230
                                                                 -------
                                                                 550,825
Construction & Mining Equipment -  0.48%
Asia Cement Corporation                             4,600         83,984
Nishimatsu Construction*                            9,000         50,695
                                                                 -------
                                                                 134,679
Construction Materials - 1.46%
Cemex SA                                           11,500         86,250
CRH                                                12,000        117,352
PT Semen Cibinong                                  35,000         95,422
Siam Cement Company*                                4,200        112,547
                                                                 -------
                                                                 411,571
Crude Petroleum & Natural Gas - 1.54%
Elf Aquitaine*                                      2,450        237,591
ENI SPA, ADS*                                      39,000        197,941
                                                                 -------
                                                                 435,532
Drugs & Health Care - 4.12%
Daiichi Pharmaceutical Company                      3,000         48,214
Elan PLC                                            1,300         43,550
Glaxo Wellcome*                                    15,700        308,656
Ono Pharmaceutical*                                 4,000        113,444
Seiren Company                                     21,000         83,712
Synthelabo*                                         1,750        208,387
Yamanouchi Pharmaceutical
  Company, Ltd.                                     3,000         64,048
Zeneca Group PLC*                                   9,800        296,065
                                                               ---------
                                                               1,166,076
Electric Utilities - 4.39%
Companhia Energetica de Minas Gerais                4,500        204,788
Empresa Nacional Electricidad SA                    7,900        152,075
Hong Kong Electric*                                21,500         76,047
Iberdrola SA                                       23,900        269,724
Scottish Power                                     53,000        321,264
Tokyo Electric Power                                6,200        109,899
VEBA AG*                                            2,100        108,165
                                                               ---------
                                                               1,241,962
Electrical Equipment - 1.93%
Hitachi, Ltd.                                      21,000        190,255
Mitsubishi Electric Company                        19,000        104,030
Sanden Corporation                                  2,000         16,229
Siemens AG                                          4,370        236,693
                                                                 -------
                                                                 547,207

    The accompanying notes are an integral part of the financial statements.

NORTH AMERICAN FUNDS
PORTFOLIO OF INVESTMENTS - April 30, 1997 - (Unaudited) - continued
(showing percentage of total value of investments)
-------------------------------------------------------------------------------

                                                   Shares          Value
                                                   ------          -----
Electronics - 2.20%
Kyocera Corporation                                 1,000        $59,873
Murata Manufacturing Company, Ltd.                  4,000        147,477
Nissei Sangyo Company                               9,450         99,015
Racal Electronics                                  43,300        167,375
Samsung Electronics                                 3,100        149,203
                                                                 -------
                                                                 622,943
Financial Services - 0.21%
Alliance & Leicester PLC                            6,400         59,332
                                                                  ------
Food & Beverages - 2.94%
Cadbury Schweppes, ADS                             29,000        240,648
Greencore Group PLC                                17,200         87,781
Itoham Foods, Incorporated*                        14,000         70,587
Japan Tobacco, Incorporated                            10         63,733
Lion Nathan, Ltd.                                 110,200        265,091
President Enterprises Corporation                   5,850        103,838
                                                                 -------
                                                                 831,678
Forest Products - 0.25%
Sumitomo Forestry Company                           7,000         71,139
                                                                  ------
Homebuilders - 0.42%
Bilfinger & Berger
  Bauaktiengesellschaft AG*                         1,200         44,624
Taisei Corporation                                 20,000         73,266
                                                                 -------
                                                                 117,890
Hotel & Restaurants - 0.32%
PT Jakarta International Hotels
  & Development*                                  101,000         90,401
                                                                  ------
Household Appliances Furnishing - 1.03%
Matsushita Electric Industrial
  Company, Ltd.                                    10,000        159,924
Sony Corporation                                    1,800        131,028
                                                                 -------
                                                                 290,952
Industrial Machinery - 1.96%
Daiken Corporation                                 19,000        103,880
Daikin Industries                                   5,000         39,272
Ebara Corporation                                  11,000        142,120
Mitsubishi Heavy Industries, Ltd.                  17,000        112,231
Reliance Industries                                 8,500        158,100
                                                                 -------
                                                                 555,603
Insurance - 4.71%
Fortis AG*                                          1,080        192,739
Guardian Royal Exchange                            40,600        181,285
Istituto Nazionale della Assicurazioni            116,000        155,486
Irish Life PLC                                     33,000        160,492
Munchener Ruckvers                                    158        382,729
Tokio Marine & Fire Insurance Company*              9,000         87,919
Union des Assurance Federales                       1,440        171,473
                                                               ---------
                                                               1,332,123
International Oil - 2.05%
The British Petroleum Company PLC*                 21,154       $242,740
Cosmo Oil Company                                  13,000         52,948
Petrofina SA*                                         530        188,650
RWE AG                                                980         32,935
YPF Sociedad Anonima, ADR                           2,290         63,261
                                                                 -------
                                                                 580,534
Investment Companies - 1.13%
Brierley Investment, Ltd.                         170,000        149,671
Koc Holdings*                                      59,000         11,967
Nomura Securities*                                 14,000        156,615
                                                                 -------
                                                                 318,253
Leisure Time - 2.52%
Compass Group                                      24,000        262,950
Pathe SA*                                             760        177,483
Rank Group PLC, ADR                                39,500        272,083
                                                                 -------
                                                                 712,516
Miscellaneous - 0.24%
Yue Yuen Industrial Holdings                       30,800         67,989
                                                                  ------
Mining - 0.18%
Mitsui Mining & Smelting                           13,000         51,002
                                                                  ------
Newspaper - 0.05%
Hurriyet Gazetecilik ve Matbaacilik               235,000         13,346
                                                                  ------
Non-Ferrous Metals - 0.69%
WMC, Ltd.                                          32,900        194,993
                                                                 -------
Paper - 2.51%
Fletcher Challenge                                170,500        378,232
OJI Paper Company                                   6,000         30,299
Pabrik Kertas Tjiwi Kimia                         124,000        127,572
Jefferson Smurfit Group PLC                        71,300        174,451
                                                                 -------
                                                                 710,554
Petroleum Services - 2.07%
Broken Hill Proprietary Company, Ltd.              24,100        339,802
Petroleo Brasileiro S/A-Petrobras, ADR              7,000        148,418
Repsol SA                                           2,300         96,433
                                                                 -------
                                                                 584,653
Photography - 0.57%
Canon Sales Company, Incorporated                   2,200         45,582
Fuji Photo Film Company                             3,000        114,626
                                                                 -------
                                                                 160,208
Publishing - 0.16%
Arnoldo Mondadori Editore                           8,000         46,561
                                                                  ------
Railroads & Equipment - 0.59%
West Japan Railway Company                             50        165,439
                                                                 -------

   The accompanying notes are an integral part of the financial statements.

NORTH AMERICAN FUNDS
PORTFOLIO OF INVESTMENTS - April 30, 1997 - (Unaudited) - continued
(showing percentage of total value of investments)
-------------------------------------------------------------------------------

                                                   Shares          Value
                                                   ------          -----
Real Estate - 1.76%
Cheung Kong Holdings                               21,000       $184,341
Daiwa Kosho Lease                                  11,000         73,573
Henderson Land Development Company, Ltd.*           9,000         75,809
Sumitomo Realty & Development*                     11,000         78,079
Sun Hung Kai Properties                             8,000         86,749
                                                                 -------
                                                                 498,551
Retail Grocery - 0.80%
Izumi Company*                                      4,000         51,680
J. Sainsbury PLC                                   32,800        175,961
                                                                 -------
                                                                 227,641
Retail Trade - 2.94%
Ava Allgemeine Handels-Der Verbr AG*                  150         40,536
Cifra SA de CV                                     68,900        101,972
Douglas Holding AG*                                 1,700         55,463
FamilyMart Company                                    100          3,663
Izumiya Company                                     8,000        112,184
Promodes*                                             587        198,030
Sears PLC                                         203,200        253,588
Takashimaya Company, Ltd.                           6,000         67,121
                                                                 -------
                                                                 832,557
Steel - 1.42%
Krupp AG Hoesch-Krupp*                                950        174,717
Nippon Steel Corporation*                          49,000        139,741
Rautaruukki OY                                      9,900         86,809
                                                                 -------
                                                                 401,267
Telecommunication Services - 0.29%
Portugal Telecom SA*                                2,200         81,400
                                                                  ------
Telephone - 5.57%
Compania Anonima Nacional Telefonos
  de Venezuela                                      1,700         51,000
Deutsche Telekom AG*                               10,810        234,577
Philippine Long Distance Telephone Company          2,700         89,775
Telecom Corporation of New Zealand                 56,000        251,175
Telecomunicacoes Brasileiras S/A-Telebras*          1,950        223,762
Telefonica De Argentina SA                          4,600        152,950
Telefonos De Mexico SA                              2,480        102,300
Telekom Italia*                                    78,000        205,230
Vodafone Group, ADR                                59,100        264,370
                                                               ---------
                                                               1,575,139
Tires & Rubber - 0.34%
Yokohama Rubber Company                            24,000         94,915
                                                                  ------
Tobacco - 0.25%
ITC, Ltd.                                           5,900         71,538
                                                                  ------
Trucking & Freight - 0.29%
Nippon Express Company                             12,000         82,720
                                                                  ------
TOTAL COMMON STOCKS
  (Cost $22,222,486)                                         $22,354,810
                                                              ----------
PREFERRED STOCKS - 2.37%
Automobiles - 0.68%
Volkswagen AG*                                        390       $193,221
                                                                 -------
Electronics - 0.29%
Nokia (AB) OY                                       1,299         81,031
                                                                  ------
Industrial Machinery - 0.40%
GEA AG*                                               250         85,172
M.A.N. AG                                             126         28,593
                                                                 -------
                                                                 113,765
Newspapers - 0.71%
News Corporation, Ltd., ADS                        53,000        202,114
                                                                 -------
Software - 0.29%
SAP AG*                                               440         81,023
                                                                  ------
TOTAL PREFERRED STOCKS
  (Cost $575,063)                                               $671,154
                                                                 -------
WARRANTS - 0.93%*
Automobiles - 0.48%
Volkswagen International (Expiration
  date 10/27/98; strike price DEM 221)                400        135,119
                                                                 -------
Chemicals - 0.09%
Shin-Etsu Chemical (Expiration
  date 08/01/00; strike price (YEN) 1917)              21         25,200
                                                                  ------
Financial Services - 0.35%
Veba International Finance BV (Expiration
  date 04/06/98; strike price DEM 375)                346        100,296
                                                                 -------
Mining - 0.01%
Dowa Mining Company (Expiration
  date 12/09/97; strike price (YEN) 428)               17          2,125
                                                                   -----

TOTAL WARRANTS (Cost $234,662)                                  $262,740
                                                                 -------
                                               Principal
                                                 Amount            Value
                                                 ------            -----
CONVERTIBLE BONDS - 0.33%
Bot Cayman Finance,
  4.25% due 03/31/49               (YEN)       10,000,000        $94,143
                                                                  ------
TOTAL CONVERTIBLE BONDS
  (Cost $117,638)                                                $94,143
                                                                  ------
CORPORATE BONDS - 1.71%
Treuhandanstalt,
  7.125% due 01/29/03               DEM           650,000        412,752
  7.75% due 10/01/02                              110,000         71,680
                                                                 -------
                                                                 484,432
TOTAL CORPORATE BONDS
  (Cost $556,962)                                               $484,432
                                                                --------

   The accompanying notes are an integral part of the financial statements.

NORTH AMERICAN FUNDS
PORTFOLIO OF INVESTMENTS - April 30, 1997 - (Unaudited) - continued
(showing percentage of total value of investments)
-------------------------------------------------------------------------------

                                              Principal
                                                Amount             Value
                                                ------             -----
FOREIGN GOVERNMENT OBLIGATIONS - 13.98%
Kingdom of Denmark - 0.18%
7.00% due 12/15/04                  DKK            50,000         $7,913
8.00% due 11/15/01                                260,000         43,710
                                                                  ------
                                                                  51,623
Government of France - 1.90%
5.75% due 03/12/01                  FRF         3,000,000        537,754
                                                                 -------
Government of Germany - 3.17%
6.00% due 01/05/06                  DEM           280,000        164,786
9.00% due 10/20/00                                300,000        198,989
9.00% due 01/22/01                                800,000        533,641
                                                                 -------
                                                                 897,416
Government of Great Britain - 5.66%
United Kingdom Treasury,
8.00% due 12/07/00              (POUNDS)          386,000        642,421
8.50% due 12/07/05                                555,000        959,669
                                                               ---------
                                                               1,602,090
Republic of Italy - 0.05%
6.50% due 06/28/01                  ITL        25,000,000         15,258
                                                                  ------
Government of Netherlands - 2.39%
6.00% due 01/15/06                  NLG           141,000         74,166
8.75% due 05/01/00                                450,000        260,419
9.00% due 01/15/01                                575,000        340,166
                                                                 -------
                                                                 674,751
Government of Spain - 0.62%
10.50% due 10/30/03                 ESP        21,000,000        174,328
                                                                 -------
TOTAL FOREIGN GOVERNMENT
OBLIGATIONS  (Cost $4,152,151)                                $3,953,220
                                                               ---------

   Principal
    Amount                                                         Value
    ------                                                         -----
REPURCHASE AGREEMENT - 1.63%
$462,000        Repurchase Agreement with State Street Bank
                & Trust Company dated 04/30/97 at 5.00%,
                to be repurchased at $462,064 on 05/01/97,
                collateralized by $465,000 U.S. Treasury
                Notes, 6.25% due 07/31/98 (valued at $480,017,
                including interest)                             $462,000
                                                                --------
TOTAL INVESTMENTS
(International Growth & Income Fund)
 (Cost $28,320,962)                                          $28,282,499
                                                              ==========
Growth and Income Fund

                                                   Shares          Value
                                                   ------          -----
COMMON STOCKS - 98.21%
Aerospace - 3.46%
Boeing Company                                     21,000     $2,071,125
Northrop Grumman Corporation                       18,200      1,519,700
United Technologies Corporation                    21,600      1,633,500
                                                               ---------
                                                               5,224,325
Agricultural Machinery - 1.37%
Deere & Company                                    45,000      2,070,000
                                                               ---------
Air Travel - 0.95%
Southwest Airlines Company                         52,000      1,430,000
                                                               ---------
Aluminum - 1.00%
Aluminium Company of America                       21,600      1,509,300
                                                               ---------
Automobiles - 1.78%
Ford Motor Company                                 77,203      2,682,804
                                                               ---------
Banking - 5.85%
Citicorp                                           30,200      3,401,275
First Union Corporation                            33,200      2,788,800
NationsBank Corporation                            43,600      2,632,350
                                                               ---------
                                                               8,822,425
Broadcasting - 0.83%
Viacom, Incorporated*                              47,000      1,257,250
                                                               ---------
Business Services - 1.82%
Cognizant Corporation                              26,000        848,250
First Data Corporation                             55,000      1,897,500
                                                               ---------
                                                               2,745,750
Chemicals - 3.01%
The Dow Chemical Company                           23,400      1,986,075
E.I. Du Pont De Nemours & Company                  11,600      1,231,050
Zeneca Group PLC, ADR                              14,700      1,328,512
                                                               ---------
                                                               4,545,637
Computers & Business Equipment - 4.91%
3Com Corporation*                                  12,400        359,600
Cisco Systems, Incorporated*                       12,000        621,000
Hewlett-Packard Company                            34,400      1,806,000
International Business Machines Corporation        17,000      2,732,750
Xerox Corporation                                  30,600      1,881,900
                                                               ---------
                                                               7,401,250
Construction & Mining Equipment - 2.44%
Caterpillar, Incorporated                          28,400      2,527,600
Foster Wheeler Corporation                         30,000      1,158,750
                                                               ---------
                                                               3,686,350
Containers & Glass - 0.64%
Crown Cork & Seal, Incorporated                    17,500        958,125
                                                                 -------
Crude Petroleum & Natural Gas - 0.55%
Union Pacific Resources Group, Incorporated        30,326        822,593
                                                                 -------
Drugs & Health Care - 12.22%
Abbott Laboratories                                44,000      2,684,000
American Home Products Corporation                 10,000        662,500
Bristol-Myers Squibb Company                       26,400      1,729,200
Columbia/HCA Healthcare Corporation                44,000      1,540,000
Johnson & Johnson                                  28,000      1,715,000

   The accompanying notes are an integral part of the financial statements.

NORTH AMERICAN FUNDS
PORTFOLIO OF INVESTMENTS - April 30, 1997 - (Unaudited) - continued
(showing percentage of total value of investments)
-------------------------------------------------------------------------------

                                                   Shares          Value
                                                   ------          -----
Drugs & Health Care - continued
Merck & Company, Incorporated                      15,500     $1,402,750
Pfizer, Incorporated                               23,600      2,265,600
Pharmacia & Upjohn, Incorporated                   44,000      1,303,500
Rhone Poulenc Rorer, Incorporated                  26,200      1,889,675
Tenet Healthcare Corporation*                      49,600      1,289,600
Warner-Lambert Company                             20,000      1,960,000
                                                              ----------
                                                              18,441,825
Electric Utilities - 2.38%
DPL, Incorporated                                  55,000      1,299,375
Duke Power Company                                 29,000      1,272,375
Texas Utilities Company                            30,000      1,012,500
                                                               ---------
                                                               3,584,250
Electrical Equipment - 2.76%
General Electric Company                           37,600      4,168,900
                                                               ---------
Electronics - 3.63%
AMP, Incorporated                                  41,000      1,470,875
Intel Corporation                                  15,200      2,327,500
Motorola, Incorporated                             29,300      1,677,425
                                                               ---------
                                                               5,475,800
Financial Services - 8.14%
Allstate Corporation                               44,000      2,882,000
American Express Company                           46,000      3,030,250
Dean Witter, Discover & Company                       500         19,125
Federal National Mortgage Association              60,000      2,467,500
State Street Boston Corporation                    12,500        984,375
Travelers Group, Incorporated                      52,200      2,890,575
                                                              ----------
                                                              12,273,825
Food & Beverages - 2.74%
General Mills, Incorporated                        20,000      1,240,000
H.J. Heinz Company                                 13,000        539,500
Sara Lee Corporation                               56,000      2,352,000
                                                               ---------
                                                               4,131,500
Hotels & Restaurants - 1.60%
McDonald's Corporation                             45,000      2,413,125
                                                               ---------
Household Products - 2.83%
Colgate Palmolive Company                          17,000      1,887,000
Procter & Gamble Company                           19,000      2,389,250
                                                               ---------
                                                               4,276,250
Insurance - 2.51%
ACE, Ltd.                                          28,800      1,728,000
American International Group,
  Incorporated                                     16,000      2,056,000
                                                               ---------
                                                               3,784,000
International Oil - 6.85%
Amoco Corporation                                  25,700      2,149,162
Chevron Corporation                                39,000      2,671,500
Exxon Corporation                                  51,000      2,887,875
Royal Dutch Petroleum Company                      14,600      2,631,650
                                                              ----------
                                                              10,340,187
Liquor - 1.13%
Anheuser-Busch Companies, Incorporated             39,800      1,706,425
                                                               ---------
Mining - 0.21%
Phelps Dodge Corporation                            4,200        322,350
                                                                 -------
Newspapers - 1.68%
Gannett, Incorporated                              29,000      2,530,250
                                                               ---------
Non-Ferrous Metals - 0.67%
Engelhard Corporation                              47,825      1,004,325
                                                               ---------
Paper - 4.27%
International Paper Company                        56,000      2,366,000
Kimberly Clark Corporation                         44,000      2,255,000
Minnesota Mining & Manufacturing Company           21,000      1,827,000
                                                               ---------
                                                               6,448,000
Petroleum Services - 1.59%
Schlumberger, Ltd.                                 21,600      2,392,200
                                                               ---------
Railroads & Equipment - 1.01%
Union Pacific Corporation                          24,000      1,530,000
                                                               ---------
Retail Trade - 4.62%
Dayton Hudson Corporation                          46,000      2,070,000
Sears Roebuck & Company                            55,000      2,640,000
Wal-Mart Stores, Incorporated                      80,000      2,260,000
                                                               ---------
                                                               6,970,000
Software - 0.97%
Microsoft Corporation*                             12,000      1,458,000
                                                               ---------
Telecommunication Services - 1.39%
Lucent Technologies, Incorporated                  14,246        842,295
Nokia Corporation, ADR                             19,500      1,260,188
                                                               ---------
                                                               2,102,483
Telephone - 4.52%
NYNEX Corporation                                  47,000      2,432,250
SBC Communications, Incorporated                   55,000      3,052,500
U.S. West, Incorporated                            38,000      1,334,750
                                                               ---------
                                                               6,819,500
Tires & Rubber - 0.77%
The Goodyear Tire and Rubber Company               22,000      1,157,750
                                                               ---------
Tobacco - 1.10%
Philip Morris Companies, Incorporated              42,000      1,653,750
                                                               ---------
TOTAL COMMON STOCKS
  (Cost $109,681,690)                                       $148,140,504
                                                             -----------
PREFERRED STOCKS - 0.36%
Software - 0.36%
Microsoft Corporation                               6,400        548,000
                                                                 -------
TOTAL PREFERRED STOCKS
  (Cost $511,200)                                               $548,000
                                                                 -------

   The accompanying notes are an integral part of the financial statements.

NORTH AMERICAN FUNDS
PORTFOLIO OF INVESTMENTS - April 30, 1997 - (Unaudited) - continued
(showing percentage of total value of investments)
-------------------------------------------------------------------------------


   Principal
    Amount                                                         Value
    ------                                                         -----
REPURCHASE AGREEMENT - 1.43%
$2,155,000 Repurchase Agreement with Paine
           Webber dated 04/30/97 at 5.45%, to
           be repurchased at $2,155,326 on
           05/01/97, collateralized by $1,965,000
           U.S. Treasury Notes, 7.875% due
           11/15/04 (valued at $2,170,253,including
           interest) and $100,000 U.S. Treasury
           Notes, 6.75% due 05/31/97 (valued at
           $102,894, including interest)                       $2,155,000
                                                                ---------
TOTAL INVESTMENTS
(Growth & Income Fund) (Cost $112,347,890)                   $150,843,504
                                                              ===========

Equity-Income Fund

                                                   Shares          Value
                                                   ------          -----
COMMON STOCKS - 92.60%
Aluminum - 0.89%
Reynolds Metals Company                            19,200     $1,303,200
                                                             -----------

Auto Parts - 1.00%
Eaton Corporation                                  10,000        748,750
Genuine Parts Company                              22,200        718,725
                                                             -----------
                                                               1,467,475
Automobiles - 0.95%
Ford Motor Company                                 11,200        389,200
General Motors Corporation                         17,200        995,450
                                                             -----------
                                                               1,384,650
Banking - 8.83%
Banc One Corporation                               14,500        614,438
BankBoston Corporation                             15,300      1,113,075
Bankers Trust New York Corporation                 15,100      1,228,762
Fleet Financial Group, Incorporated                20,800      1,268,800
Mellon Bank Corporation                            29,000      2,410,625
Mercantile Bankshares Corporation                  14,100        518,175
J.P. Morgan & Company, Incorporated                15,500      1,579,063
National City Corporation                          17,400        848,250
PNC Bank Corporation                               17,400        715,575
Signet Banking Corporation                         20,000        617,500
U.S. Bancorp                                       11,300        645,512
Wells Fargo & Company                               5,100      1,360,425
                                                             -----------
                                                              12,920,200

Business Services - 1.63%
H & R Block, Incorporated                          37,800      1,219,050
Deluxe Corporation                                  9,000        275,625
R.R. Donnelley & Sons Company                      25,900        887,075
                                                             -----------
                                                               2,381,750
Chemicals - 7.15%
Betz Dearborn, Incorporated                        18,000      1,152,000
The Dow Chemical Company                           27,900      2,368,013
E.I. Du Pont De Nemours & Company                  17,300      1,835,962
FMC Corporation                                     5,800        389,325
Great Lakes Chemical Corporation                   23,800      1,008,525
Imperial Chemical Industries PLC                   12,500        579,687
Lubrizol Corporation                               25,000        818,750
Nalco Chemical Company                             24,000       $864,000
Witco Corporation                                  38,900      1,453,888
                                                             -----------
                                                              10,470,150
Computers & Business Equipment - 0.19%
Pitney Bowes, Incorporated                          4,400        281,600
                                                             -----------

Conglomerates - 0.30%
Lonrho PLC                                        197,000        440,616
                                                             -----------

Construction Materials - 0.38%
Armstrong World Industries,
Incorporated                                        8,400        552,300
                                                             -----------
Cosmetics & Toiletries - 0.96%
International Flavors & Fragrances,
  Incorporated                                     33,300      1,402,762
                                                             -----------

Domestic Oil - 2.41%
Atlantic Richfield Company                         18,200      2,477,475
USX-Marathon Group                                 38,000      1,049,750
                                                             -----------
                                                               3,527,225
Drugs & Health Care - 7.70%
Abbott Laboratories                                22,200      1,354,200
American Home Products Corporation                 22,500      1,490,625
C.R. Bard, Incorporated                            12,800        406,400
Bausch & Lomb, Incorporated                        22,600        912,475
Baxter International, Incorporated                 18,200        871,325
Novartis AG                                         1,066      1,404,363
Pharmacia & Upjohn, Incorporated                   34,600      1,025,025
Quest Diagnostics, Incorporated*                    3,625         63,891
SmithKline Beecham PLC, ADR                        10,500        846,562
Tambrands, Incorporated                            29,000      1,363,000
Warner-Lambert Company                             15,600      1,528,800
                                                             -----------
                                                              11,266,666
Electric Utilities - 7.22%
Baltimore Gas & Electric Company                   16,500        420,750
Centerior Energy Corporation                       63,000        630,000
Central & South West Corporation                   11,100        223,387
Dominion Resources, Incorporated                   22,000        756,250
DQE, Incorporated                                  10,000        276,250
Duke Power Company                                 25,900      1,136,363
Edison International                               25,800        541,800
Entergy Corporation                                30,000        701,250
Florida Progress Corporation                        9,000        276,750
GPU, Incorporated                                   9,000        290,250
Ohio Edison Company                                20,000        400,000
Pacific Gas & Electric Company                     27,900        669,600
PacifiCorp                                         40,000        795,000
PECO Energy Company                                36,000        711,000
Public Service Enterprise Group,
  Incorporated                                     24,500        591,062
Southern Company                                   37,400        762,025
Unicom Corporation                                 34,500        750,375
Western Resources, Incorporated                    21,000        632,625
                                                             -----------
                                                              10,564,737

   The accompanying notes are an integral part of the financial statements.

NORTH AMERICAN FUNDS
PORTFOLIO OF INVESTMENTS - April 30, 1997 - (Unaudited) - continued
(showing percentage of total value of investments)
-------------------------------------------------------------------------------

                                                   Shares          Value
                                                   ------          -----
Electrical Equipment - 2.94%
Cooper Industries, Incorporated                    19,000       $874,000
General Electric Company                           21,500      2,383,813
Hubbell, Incorporated                              24,100      1,048,350
                                                             -----------
                                                               4,306,163
Electronics - 0.68%
AMP, Incorporated                                  27,700        993,738
                                                             -----------

Financial Services - 4.96%
American Express Company                           18,200      1,198,925
Chase Manhattan Corporation                        22,400      2,074,800
Federal National Mortgage Association              28,800      1,184,400
Great Western Financial Corporation                15,100        634,200
Student Loan Marketing Association                  7,200        851,400
Travelers Group, Incorporated                      23,866      1,321,580
                                                             -----------
                                                               7,265,305
Food & Beverages - 5.48%
General Mills, Incorporated                        27,500      1,705,000
H.J. Heinz Company                                 27,500      1,141,250
Kellogg Company                                     8,200        571,950
McCormick & Company, Incorporated                  44,000      1,039,500
Quaker Oats Company                                34,500      1,380,000
Sara Lee Corporation                               17,000        714,000
Unilever NV                                         7,500      1,471,875
                                                             -----------
                                                               8,023,575
Forest Products - 1.06%
Georgia Pacific Corporation                        19,900      1,552,200
                                                             -----------

Gold - 0.54%
Newmont Mining Corporation                         22,900        792,913
                                                             -----------

Hotels & Restaurants - 0.90%
ITT Corporation*                                   22,200      1,315,350
                                                             -----------

Household Appliances Furnishing - 0.60%
Whirlpool Corporation                              18,800        878,900
                                                             -----------

Household Products - 0.73%
Corning, Incorporated                              22,200      1,071,150
                                                             -----------

Industrial Machinery - 0.40%
Pall Corporation                                   25,300        585,062
                                                             -----------

Insurance - 4.08%
American General Corporation                       32,500      1,417,813
Exel, Ltd.                                          6,700        261,300
Lincoln National Corporation,
  Incorporated                                      8,500        476,000
Provident Companies, Incorporated                   8,000        447,000
SAFECO Corporation                                 21,300        852,000
St. Paul Companies, Incorporated                   21,600      1,447,200
USF & G Corporation                                30,000        600,000
Willis Corroon Group PLC                           40,000        475,000
                                                             -----------
                                                               5,976,313
International Oil - 7.17%
Amoco Corporation                                  11,700       $978,413
The British Petroleum Company PLC                   8,600      1,183,575
Chevron Corporation                                23,600      1,616,600
Exxon Corporation                                  39,600      2,242,350
Mobil Corporation                                   9,800      1,274,000
Royal Dutch Petroleum Company                       7,400      1,333,850
Texaco, Incorporated                               17,700      1,867,350
                                                             -----------
                                                              10,496,138
Liquor - 1.53%
Anheuser-Busch Companies,
  Incorporated                                     25,900      1,110,462
Brown-Forman Corporation, Class B                  22,500      1,136,250
                                                             -----------
                                                               2,246,712
Newspapers - 1.68%
Dow Jones & Company, Incorporated                  19,700        797,850
Gannett, Incorporated                               7,300        636,925
Knight-Ridder, Incorporated                        26,500      1,030,187
                                                             -----------
                                                               2,464,962
Paper - 3.48%
Consolidated Papers, Incorporated                  22,800      1,225,500
International Paper Company                        27,600      1,166,100
Minnesota Mining & Manufacturing
  Company                                          12,900      1,122,300
Union Camp Corporation                             32,400      1,575,450
                                                             -----------
                                                               5,089,350
Petroleum Services - 0.61%
McDermott International, Incorporated               5,900        109,150
Repsol SA                                          18,600        778,875
                                                             -----------
                                                                 888,025
Publishing - 1.31%
Dun & Bradstreet Corporation                       26,300        647,638
McGraw-Hill Companies, Incorporated                15,000        763,125
The Reader's Digest Association,
  Incorporated                                     22,200        510,600
                                                             -----------
                                                               1,921,363
Railroads & Equipment - 1.67%
Burlington Northern Santa Fe
  Corporation                                      12,600        992,250
GATX Corporation                                    5,000        273,750
Union Pacific Corporation                          18,500      1,179,375
                                                             -----------
                                                               2,445,375
Real Estate - 1.55%
Rouse Company                                       2,800         75,950
Security Capital Pacific Trust                      5,600        127,400
Simon DeBartolo Group, Incorporated                54,400      1,557,200
Weingarten Realty Investors                        12,000        511,500
                                                             -----------
                                                               2,272,050
Retail Grocery - 0.50%
Fleming Companies, Incorporated                     3,400         55,250
Grand Metropolitan PLC                             20,000        685,000
                                                             -----------
                                                                 740,250

   The accompanying notes are an integral part of the financial statements.

NORTH AMERICAN FUNDS
PORTFOLIO OF INVESTMENTS - April 30, 1997 - (Unaudited) - continued
(showing percentage of total value of investments)
-------------------------------------------------------------------------------

                                                   Shares          Value
                                                   ------          -----
Retail Trade - 1.60%
Limited, Incorporated                              11,600       $210,250
May Department Stores Company                      12,600        582,750
J.C. Penney Company, Incorporated                  32,400      1,547,100
                                                             -----------
                                                               2,340,100
Telephone - 7.17%
ALLTEL Corporation                                 39,400      1,241,100
American Telephone & Telegraph
  Corporation                                      45,000      1,507,500
BCE, Incorporated                                  17,500        815,938
Bell Atlantic Corporation                          16,800      1,138,200
BellSouth Corporation                              27,700      1,232,650
Frontier Corporation                               29,000        460,375
GTE Corporation                                    26,700      1,224,862
SBC Communications, Incorporated                   23,546      1,306,803
Southern New England
  Telecommunications Corporation                   14,100        514,650
Sprint Corporation                                  8,500        372,936
U.S. West, Incorporated                            19,300        677,913
                                                             -----------
                                                              10,492,927
Tobacco - 2.12%
American Brands, Incorporated                      22,900      1,230,875
Philip Morris Companies, Incorporated              23,700        933,188
UST, Incorporated                                  35,900        937,887
                                                             -----------
                                                               3,101,950
Trucking & Freight - 0.23%
Alexander & Baldwin, Incorporated                  13,000        344,500
                                                             -----------

TOTAL COMMON STOCKS
  (Cost $123,418,704)                                       $135,567,702
                                                             -----------
                                               Principal
                                                 Amount             Value
                                                 ------             -----
SHORT TERM INVESTMENTS - 7.25%
Federal Home Loan Bank,
  5.34% due 05/12/97                           $4,510,000      $4,502,641
Federal Home Loan Mortgage,
  Corporation, 5.36% due 05/15/97               1,200,000       1,197,499
Duke Power Company,
  5.60% due 05/01/97                            1,625,000       1,625,000
Great Lakes Chemical Corporation,
  5.50% due 05/12/97                            3,300,000       3,294,454
                                                             ------------
                                                               10,619,594

   Principal
    Amount                                                         Value
    ------                                                         -----
REPURCHASE AGREEMENT - 0.14%
$207,000  Repurchase Agreement with State
          Street Bank & Trust Company dated
          04/30/97 at 5.00%, to be repurchased
          at $207,029 on 05/01/97, collateralized
          by $175,000 U.S. Treasury Bonds, 9.25%
          due 02/15/16 (valued at $220,074,
          including interest)                                   $207,000
                                                                 -------

TOTAL INVESTMENTS (Equity -
Income Fund) (Cost $134,245,298)                            $146,394,296
                                                             ===========
Balanced Fund

                                                   Shares          Value
                                                   ------          -----
COMMON STOCKS - 55.00%
Aerospace - 1.06%
AlliedSignal, Incorporated                          3,700       $267,325
Boeing Company                                      3,500        345,187
Lockheed Martin Corporation                         4,700        420,650
                                                             -----------
                                                               1,033,162
Agricultural Machinery - 0.21%
Deere & Company                                     4,400        202,400
                                                             -----------

Auto Parts - 0.32%
Echlin, Incorporated                                9,600        313,200
                                                             -----------

Banking - 2.60%
Banc One Corporation                                6,900        292,388
The Chase Manhattan Corporation                     4,300        398,287
First Union Corporation                             1,900        159,600
Mellon Bank Corporation                             9,925        825,016
Norwest Corporation                                17,100        852,862
                                                             -----------
                                                               2,528,153
Chemicals - 5.22%
Agrium, Incorporated - CAD                        189,800      2,438,733
Agrium, Incorporated                               28,500        366,938
ARCO Chemical Company                              26,800      1,132,300
Dow Chemical Corporation                            6,700        568,662
IMC Global, Incorporated                            7,300        269,187
Millennium Chemicals, Incorporated                 17,000        301,750
                                                             -----------
                                                               5,077,570
Computers & Business Equipment - 1.08%
3Com Corporation*                                   6,800        197,200
Hewlett-Packard Company                             8,800        462,000
Sun Microsystems, Incorporated*                    13,500        388,969
                                                             -----------
                                                               1,048,169
Cosmetics & Toiletries - 0.18%
Alberto-Culver Company, Class B                     5,850        170,381
                                                             -----------

Domestic Oil - 1.83%
Atlantic Richfield Company                          5,100        694,238
Kerr-McGee Corporation                              2,500        150,937
PanEnergy Corporation                              12,200        539,850
Phillips Petroleum Company                          9,900        389,812
                                                             -----------
                                                               1,774,837
Drugs & Health Care - 12.82%
Abbott Laboratories                                10,000        610,000
American Home Products Corporation                  9,100        602,875
Amgen, Incorporated*                                6,800        400,350
Baxter International Incorporated                  10,300        493,113
Becton, Dickinson & Company                         4,800        220,800
Bristol-Myers Squibb Company                       32,700      2,141,850

   The accompanying notes are an integral part of the financial statements.

NORTH AMERICAN FUNDS
PORTFOLIO OF INVESTMENTS - April 30, 1997 - (Unaudited) - continued
(showing percentage of total value of investments)
-------------------------------------------------------------------------------

                                                   Shares          Value
                                                   ------          -----
Drugs & Health Care - continued
Columbia/HCA Healthcare Corporation                13,000       $455,000
Glaxo Wellcome PLC                                 12,700        500,063
Johnson & Johnson                                  17,675      1,082,594
Eli Lilly and Company                               5,700        500,887
Mallinckrodt, Incorporated                         11,300        411,037
Merck & Company, Incorporated                      13,700      1,239,850
Novartis AG                                         2,500      3,293,535
Pfizer, Incorporated                                5,400        518,400
                                                             -----------
                                                              12,470,354
Electric Utilities - 0.27%
Idaho Power Company                                 9,000        263,250
                                                             -----------

Electrical Equipment - 2.90%
Belden, Incorporated                                3,700        113,775
Emerson Electric Company                            7,400        375,550
General Electric Company                           15,900      1,762,912
General Signal Corporation                          3,100        121,675
Technitrol, Incorporated                           16,800        338,100
Westinghouse Electric Corporation                   6,100        103,700
                                                             -----------
                                                               2,815,712
Electronics - 0.42%
AMP, Incorporated                                   3,500        125,562
Motorola, Incorporated                              5,000        286,250
                                                             -----------
                                                                 411,812
Financial Services - 1.39%
Allstate Corporation                                8,700        569,850
Federal National Mortgage Association              10,400        427,700
Travelers Group, Incorporated                       6,400        354,400
                                                             -----------
                                                               1,351,950
Food & Beverages - 5.72%
CPC International, Incorporated                     6,500        537,062
Nestle SA                                           2,400      2,914,321
PepsiCo, Incorporated                              30,000      1,046,250
Pioneer Hi Bred International,
  Incorporated                                      9,300        656,813
Unilever NV                                         2,100        412,125
                                                             -----------
                                                               5,566,571
Gas & Pipeline Utilities - 1.77%
Equitable Resourses, Incorporated                  25,000        740,625
Questar Corporation                                25,925        985,150
                                                             -----------
                                                               1,725,775
Hotel & Restaurants- 0.30%
Mirage Resorts, Incorporated*                       9,900        199,238
Rio Hotel & Casino, Incorporated*                   6,975         96,778
                                                             -----------
                                                                 296,016
Household Products- 1.12%
Colgate Palmolive Company                           3,100        344,100
Gillette Company                                    7,300        620,500
Procter & Gamble Company                            1,000        125,750
                                                             -----------
                                                               1,090,350
Industrial Machinery - 0.12%
Thermo Electron Corporation*                        3,500        120,750
                                                             -----------

Insurance - 1.76%
W.R. Berkley Corporation                           20,200       $994,850
Chubb Corporation                                   6,000        346,500
General Re Corporation                              1,000        167,250
USF & G Corporation                                 9,900        198,000
                                                             -----------
                                                               1,706,600
International Oil - 4.83%
Amoco Corporation                                   5,700        476,663
The British Petroleum Company PLC                   3,900        536,737
Chevron Corporation                                 8,700        595,950
Exxon Corporation                                  16,200        917,325
Imperial Oil, Ltd.                                 10,000        456,250
Mobil Corporation                                   5,325        692,250
Royal Dutch Petroleum Company                       3,300        594,825
Texaco, Incorporated                                4,000        422,000
                                                             -----------
                                                               4,692,000
Investment Companies - 0.31%
The Charles Schwab Corporation                      8,100        296,663
                                                             -----------

Mining - 0.14%
Potash Corporation of Saskatchewan,
  Incorporated                                      1,800        138,375
                                                             -----------

Paper - 0.33%
Kimberly-Clark Corporation                          6,200        317,750
                                                             -----------

Petroleum Services - 0.67%
Burlington Resources, Incorporated                  2,100         88,988
Enron Corporation                                   7,600        285,950
Schlumberger, Ltd.                                  2,500        276,875
                                                             -----------
                                                                 651,813
Railroads & Equipment - 0.41%
Canadian Pacific, Ltd.                             16,200        394,875
                                                             -----------

Retail Grocery - 2.09%
Albertson's, Incorporated                          23,200        765,600
Ingles Markets, Incorporated                       92,125      1,266,719
                                                             -----------
                                                               2,032,319
Retail Trade - 0.14%
INBRAND Corporation                                 8,900        120,150
Pep Boys (Manny, Moe & Jack)                          425         13,866
                                                             -----------
                                                                 134,016
Telecommunication Services - 0.24%
Lucent Technologies, Incorporated                   4,000        236,500
                                                             -----------

Telephone - 4.75%
Ameritech Corporation                               7,600        464,550
Century Telephone Enterprises,
  Incorporated                                     15,700        469,038
Cincinnati Bell, Incorporated                      13,600        761,600
NYNEX Corporation                                  48,950      2,533,162
Southern New England
  Telecommunications Corporation                   10,800        394,200
                                                             -----------
                                                               4,622,550

   The accompanying notes are an integral part of the financial statements.

NORTH AMERICAN FUNDS
PORTFOLIO OF INVESTMENTS - April 30, 1997 - (Unaudited) - continued
(showing percentage of total value of investments)
-------------------------------------------------------------------------------


                                                                   Value
                                                                   -----
TOTAL COMMON STOCKS
  (Cost $51,646,053)                                         $53,483,873
                                                              ----------

                                                  Principal
                                                     Amount        Value
                                                     ------        -----
CORPORATE BONDS - 1.03%
Gas & Pipeline Utilities - 1.03%
Panhandle Eastern Corporation
  7.25% due 05/15/05                           $1,000,000     $1,005,480
                                                               ---------

TOTAL CORPORATE BONDS
  (Cost $1,038,200)                                           $1,005,480
                                                               ---------

U.S. TREASURY OBLIGATIONS - 29.68%
U.S. Treasury STRIPS - 0.42%
Principal Only due 08/15/99                       470,000        407,105
                                                                 -------

U.S. Treasury Bonds - 4.73%
6.50% due 11/15/26                                320,000        300,550
7.125% due 02/15/23                             1,485,000      1,498,231
7.25% due 08/15/22                              1,900,000      1,941,857
8.75% due 05/15/17                                730,000        862,882
                                                               ---------
                                                               4,603,520
U.S Treasury Notes - 24.53%
5.875% due 01/31/99                             1,320,000      1,312,569
5.875% due 02/15/00                             6,800,000      6,708,608
5.875% due 02/15/04                               650,000        622,986
6.125% due 07/31/00                               830,000        822,090
6.25% due 02/15/07                              1,580,000      1,528,650
6.375% due 04/30/99                             1,400,000      1,402,618
6.625% due 03/31/02                             4,500,000      4,508,415
6.625% due 04/30/02                             2,400,000      2,405,616
6.875% due 08/31/99                             1,700,000      1,718,853
6.875% due 05/15/06                             2,800,000      2,823,632
                                                              ----------
                                                              23,854,037
TOTAL U.S. TREASURY OBLIGATIONS
  (Cost $28,793,416)                                         $28,864,662
                                                              ----------

U.S. GOVERNMENT AGENCY OBLIGATIONS - 7.05%
Government National
Mortgage Association - 7.05%
7.00% due 08/15/23 - 12/15/23                   1,827,428      1,779,458
7.50% due 03/15/23                                899,300        896,773
8.00% due 07/15/26 - 10/15/26                   3,945,532      3,998,520
9.00% due 01/15/22                                169,519        179,371
                                                               ---------
                                                               6,854,122
TOTAL U.S. GOVERNMENT AGENCY
OBLIGATIONS (Cost $6,798,459)                                 $6,854,122
                                                               ---------

REPURCHASE AGREEMENT - 7.23%
  $7,031,000 Repurchase Agreement with State Street Bank
                & Trust Company dated
                04/30/97 at 5.00%, to be repurchased
                at $7,031,977 on 05/01/97, collateralized
                by $7,170,000 U.S. Treasury Notes, 6.375%
                due 04/30/99 (valued at
                $7,400,781, including interest)               $7,031,000
                                                              ----------

TOTAL INVESTMENTS
 (Balanced Fund) (Cost $95,307,128)                          $97,239,137
                                                              ==========

Strategic Income Fund
                                                  Principal
                                                   Amount          Value
                                                   ------          -----
CORPORATE BONDS - 43.33%
Apparel & Textiles - 0.62%
Clark-Schwebel, Incorporated,
  10.50% due 04/15/06                            $500,000       $527,500
                                                                 -------

Auto Parts - 0.61%
Speedy Muffler King, Incorporated,
  10.875% due 10/01/06                            500,000        517,500
                                                                 -------

Business Services - 0.58%
Borg-Warner Security Corporation,
  9.125% due 05/01/03                             500,000        495,000
                                                                 -------

Chemical Products - 1.40%
NL Industries, Incorporated,
  Step up to 13.00% due 10/15/05                  750,000        692,812
Revlon Worldwide Corporation,
  Series B, zero coupon due 03/15/01              750,000        491,250
                                                               ---------
                                                               1,184,062
Construction & Building Materials - 0.61%
Southdown, Incorporated, Series B,
  10.00% due 03/01/06                             500,000        518,750
                                                                 -------

Crude Petroleum & Natural Gas - 2.06%
Cliffs Drilling Company,
  10.25% due 05/15/03                             250,000        259,375
Costilla Energy, Incorporated,
  10.25% due 10/01/06                             150,000        150,750
National Energy Group, Incorporated,
  10.75% due 11/01/06                             500,000        522,500
Occidental Petroleum Corporation,
  9.25% due 08/01/19                              700,000        814,338
                                                               ---------
                                                               1,746,963
Drugs & Health Care - 0.65%
Dade International, Incorporated,
  11.125% due 05/01/06                            500,000        546,250
                                                                 -------

    The accompanying notes are an integral part of the financial statements.

NORTH AMERICAN FUNDS
PORTFOLIO OF INVESTMENTS - April 30, 1997 - (Unaudited) - continued
(showing percentage of total value of investments)
-------------------------------------------------------------------------------

                                                 Principal
                                                   Amount          Value
                                                   ------          -----

Energy & Utilities - 0.63%
KSC Energy, Incorporated, Series B,
  11.00% due 01/15/03                            $500,000       $532,500
                                                                 -------

Finance & Banking - 6.04%
Central Transport Rental Finance
  Corporation, 9.50% due 04/30/03                 500,000        462,500
Dollar Financial Group, Incorporated,
  10.875% due 11/15/03                            500,000        507,500
Foamex Capital Corporation,
  11.875% due 10/01/04                            500,000        536,250
Korea Development Bank,
  9.60% due 12/01/00                            1,000,000      1,083,360
Mellon Financial Company,
  9.75% due 06/15/01                              500,000        548,215
Midland Bank PLC,
  7.65% due 05/01/25                              500,000        515,520
Paine Webber Group, Incorporated,
  7.00% due 03/01/00                              400,000        400,728
U.S. West Capital Funding,
  Incorporated, 6.85% due 01/15/02                700,000        692,881
Venture Holdings Trust,
  9.75% due 04/01/04                              390,000        367,575
                                                               ---------
                                                               5,114,529
Food & Beverages - 2.43%
Dole Foods, Incorporated,
  6.75% due 07/15/00                            1,000,000        994,620
Smith's Food & Drug Centers,
  11.25% due 05/15/07                             500,000        556,250
Stroh Brewery Company,
  11.10% due 07/01/06                             500,000        508,750
                                                               ---------
                                                               2,059,620
Food Stores - 0.78%
Big V Supermarkets, Incorporated,
  Series B, 11.00% due 02/15/04                   250,000        241,875
Carr Gottstein Foods Company,
  12.00% due 11/15/05                             400,000        420,500
                                                                 -------
                                                                 662,375
Forest Products - 0.55%
Doman Industries, Ltd.,
  8.75% due 03/15/04                              500,000        462,500
                                                                 -------

General Obligation - 0.25%
United States Leasing International,
  8.45% due 01/25/05                              200,000        212,172
                                                                 -------

Industrials - 12.52%
Alvey Systems, Incorporated,
  11.375% due 01/31/03                            500,000        515,000
Berry Plastics Corporation,
  12.25% due 04/15/04                             650,000        711,750
CFP Holdings, Incorporated,
  11.625% due 01/15/04                           $250,000       $253,750
Commonwealth Aluminum,
  Corporation, 10.75% due 10/01/06                400,000        412,000
Doane Products Company,
  10.625% due 03/01/06                            500,000        520,000
Exide Electronics Group, Incorporated,
  Series B, 11.50% due 03/15/06                   500,000        520,000
Forest Oil Corporation,
  11.25% due 09/01/03                             500,000        527,500
Guitar Center Management Company,
  Incorporated, 11.00% due 07/01/06               333,000        361,305
Harnischfeger Industries, Incorporated
  6.875% due 02/15/27                             300,000        292,008
Hollinger, Incorporated,
  zero coupon, due 10/05/13                     1,500,000        547,500
ICG Holdings, Incorporated,
  Step up to 13.50% due 09/15/05                  500,000        335,000
Jordan Industries, Incorporated,
  10.375% due 08/01/03                            500,000        492,500
Marcus Cable Company,
  14.25% due 12/15/05                             750,000        534,375
Norcal Waste Systems, Incorporated,
  Series B, 13.00% due 11/15/05                   500,000        555,000
Packard Bioscience Company,
  9.375% due 03/01/07                             250,000        246,250
Plastic Specialties & Technologies,
  Incorporated, 11.25% due 12/01/03               500,000        540,000
Rayovac Corporation,
  10.25% due 11/01/06                             550,000        566,500
SC International Services,
  Incorporated, 13.00% due 10/01/05               500,000        563,750
Specialty Equipment Companies,
  Incorporated, 11.375% due 12/01/03              500,000        529,375
Talley Manufacturing & Technology,
  Incorporated, 10.75% due 10/15/03               500,000        515,000
Terex Corporation,
  13.75% due 05/15/02                             500,000        549,375
Twin Laboratories, Incorporated,
  10.25% due 05/15/06                             500,000        513,750
                                                              ----------
                                                              10,601,688
Leather Products - 0.22%
Samsonite Corporation, Series B,
  11.125% due 07/15/05                            167,000        184,535
                                                                 -------

Leisure Time - 1.20%
Trump Atlantic City,
  11.25% due 05/01/06                             500,000        486,250
Wyndham Hotel Corporation,
  10.50% due 05/15/06                             500,000        530,000
                                                               ---------
                                                               1,016,250

    The accompanying notes are an integral part of the financial statements.

NORTH AMERICAN FUNDS
PORTFOLIO OF INVESTMENTS - April 30, 1997 - (Unaudited) - continued
(showing percentage of total value of investments)
-------------------------------------------------------------------------------

                                                 Principal
                                                   Amount          Value
                                                   ------          -----
Other - 2.51%
American Media Operations,
  Incorporated, 11.625% due 11/15/04             $500,000       $535,000
Herff Jones, Incorporated, Series B,
  11.00% due 08/15/05                             500,000        525,000
Hines Horticulture, Incorporated,
  Series B, 11.75% due 10/15/05                   500,000        530,000
Selmer Company, Incorporated,
  11.00% due 05/15/05                             500,000        535,000
                                                               ---------
                                                               2,125,000
Paper - 0.30%
Pen-Tab Industries, Incorporated,
  10.875% due 02/01/07                            250,000        253,125
                                                                 -------

Real Estate - 0.60%
Radnor Holdings Corporation,
  10.00% due 12/01/03                             500,000        505,000
                                                                 -------

Retail Trade - 2.06%
Crown Paper Company,
  11.00% due 09/01/05                             250,000        245,625
Eye Care Centers of America,
  Incorporated, 12.00% due 10/01/03               500,000        530,000
Finlay Fine Jewerly Corporation,
  10.625% due 05/01/03                            500,000        522,500
Hills Stores Company, Series B,
  12.50% due 07/01/03                             500,000        445,000
                                                               ---------
                                                               1,743,125
Rubber & Plastic - 0.50%
Remington Product Company,
 11.00% due 05/15/06                              500,000        423,750
                                                                 -------

Steel - 0.65%
Algoma Steel, Incorporated,
  12.375% due 07/15/05                            500,000        553,750
                                                                 -------

Telephone - 0.93%
Telex Communications, Incorporated,
  12.00% due 07/15/04                             550,000        624,250
Wireless One, Incorporated,
  13.00% due 10/15/03                             250,000        162,500
                                                                 -------
                                                                 786,750
Telecommunication Services - 4.02%
Adelphia Communications
  Corporation, 12.50% due 05/15/02                375,000        391,875
Cablevision Systems Corporation,
  10.50% due 05/15/16                             500,000        505,000
International Cabletel, Incorporated,
  Step up to 11.50% due 02/01/06                1,000,000        655,000
Nextlink Communications,
  12.50% due 04/15/06                             250,000        258,125
SFX Broadcasting, Incorporated,
  10.75% due 05/15/06                             250,000        261,875
Telewest Communications PLC,
  Step up to 11.00% due 10/01/07                  750,000        506,250
United International Holdings,
  Incorporated, zero coupon
  due 11/15/99                                    750,000        543,750
Winstar Communications, Incorporated,
  Step up to 14.00% due 10/15/05                  500,000        278,750
                                                               ---------
                                                               3,400,625
Transportation - 0.61%
Iron Mountain, Incorporated,
  10.125% due 10/01/06                            500,000        515,000
                                                                 -------

TOTAL CORPORATE BONDS
  (Cost $35,841,423)                                         $36,688,319
                                                              ----------

CONVERTIBLE BONDS - 0.29%
Fresenius Medical Care Capital
  Trust, 9.00% due 12/01/06                       250,000        247,500
                                                                 -------

TOTAL CONVERTIBLE BONDS
  (Cost $255,625)                                               $247,500
                                                                 -------

U.S. TREASURY OBLIGATIONS - 1.52%
U.S. Treasury Bonds - 0.34%
6.625% due 02/15/27                               300,000        287,859
                                                                 -------

U.S. Treasury Notes - 1.18%
6.50% due 08/31/01                              1,000,000        997,810
                                                                 -------

TOTAL U.S. TREASURY
OBLIGATIONS (Cost $1,278,750)                                 $1,285,669
                                                               ---------

U.S. GOVERNMENT
AGENCY OBLIGATIONS - 14.05%
Federal Home Loan Banks - 0.52%
5.89% due 07/24/00                                450,000        440,788
                                                                 -------

Federal Home Loan Mortgage Corporation - 2.32%
6.50% TBA**                                       700,000        661,276
8.50% due 05/01/08                                565,068        585,970
10.00% due 05/15/20                               672,436        720,555
                                                               ---------
                                                               1,967,801
Federal National Mortgage Association - 10.67%
Interest Only due 03/17/20, REMIC               7,568,460        242,948
Interest Only due 10/17/36, REMIC              12,886,000        393,023
8.00% due 12/01/99                              7,500,000      7,598,400
8.80% due 01/25/19, REMIC                         500,000        518,435
10.40% due 04/25/19, REMIC                        144,409        156,143
13.00% due 01/01/99                               103,387        121,609
                                                               ---------
                                                               9,030,558
Student Loan Marketing Association - 0.54%
7.20% due 11/09/00                                450,000        458,086
                                                                 -------

   The accompanying notes are an integral part of the financial statements.

NORTH AMERICAN FUNDS
PORTFOLIO OF INVESTMENTS - April 30, 1997 - (Unaudited) - continued
(showing percentage of total value of investments)
-------------------------------------------------------------------------------



                                                                   Value
                                                                   -----
TOTAL U.S. GOVERNMENT AGENCY
OBLIGATIONS (Cost $12,123,881)                               $11,897,233
                                                              ----------

                                               Principal
                                                 Amount            Value
                                                 ------            -----
FOREIGN BOND - 1.56%
Russia Ian, 1.00% due 12/31/16                 $1,900,000     $1,318,125
                                                               ---------

TOTAL FOREIGN BOND
(Cost $1,322,875)                                             $1,318,125
                                                               ---------


FOREIGN GOVERNMENT OBLIGATIONS - 21.72%
Republic of Argentina - 2.79%
6.75% due 03/31/05                              2,570,500      2,358,434
                                                               ---------

Commonwealth of Australia - 0.06%
6.75% due 11/15/06                     AUD         70,000         50,693
                                                                  ------

Federal Republic of Brazil - 5.40%
4.50% due 04/15/14                             $2,745,583      2,083,211
5.25% due 04/15/24                              1,500,000        956,250
6.00% due 09/15/13                                750,000        566,719
6.875% due 04/15/24                             1,200,000        964,500
                                                               ---------
                                                               4,570,680
Government of Canada - 3.74%
6.25% due 09/15/98                     CAD      3,400,000      2,490,321
7.00% due 12/01/06                                360,000        264,524
7.50% due 09/01/00                                550,000        415,618
                                                               ---------
                                                               3,170,463
Government of Costa Rica - 0.28%
Series B, 6.25% due 05/21/15                     $300,000        240,000
                                                                 -------

Kingdom of Denmark - 0.33%
8.00% due 03/15/06                     DKK      1,700,000        282,830
                                                                 -------

Republic of Ecuador - 0.49%
3.25% due 02/27/15                               $699,598        418,010
                                                                 -------

Government of France - 0.38%
5.50% due 10/12/01                     FRF      1,800,000        319,013
                                                                 -------

Federal Republic of Germany - 0.51%
6.00% due 01/04/07                     DEM        590,000        345,490
8.25% due 09/20/01                                130,000         85,613
                                                                 -------
                                                                 431,103
Government of Mexico - 2.16%
Series B, 6.25% due 12/31/19                   $1,500,000      1,085,625
11.50% due 05/15/26                               700,000        738,937
                                                               ---------
                                                               1,824,562


                                               Principal
                                                 Amount            Value
                                                 ------            -----

Government of Morocco - 2.43%
6.375% due 01/01/09                            $2,350,000     $2,054,781
                                                               ---------

Government of Panama - 0.86%
3.50% due 07/17/14                              1,000,000        729,500
                                                                 -------

Republic of Venezuela - 2.29%
6.50% due 12/18/07                              2,250,000      1,936,462
                                                               ---------

TOTAL FOREIGN GOVERNMENT
OBLIGATIONS  (Cost $17,197,856)                              $18,386,531
                                                              ----------

                                                   Shares          Value
                                                   ------          -----
WARRANTS - 0.03%*
Electronics - 0.02%
Exide Electronics Group (Expiration
  date 03/15/06; strike price $13.475)                500        $12,500
                                                                  ------

Financial Services - 0.01%
BPC Holdings Corporation (Expiration
  date 04/15/04; strike price $18.797)                500         10,000
                                                                  ------

Telephone - 0.00%
Wireless One, Incorporated (Expiration
  date 10/19/00; strike price $11.50)                 750            750
                                                                     ---

TOTAL WARRANTS  (Cost $0)                                        $23,250
                                                                  ------


                                                 Principal
                                                   Amount          Value
                                                   ------          -----

SHORT TERM INVESTMENT - 3.54%
Norinchukin Bank,
  5.63% due 05/23/97                            $3,000,000    $3,000,018
                                                               ---------

  Principal
    Amount                                                         Value
    ------                                                         -----
REPURCHASE AGREEMENT - 13.96%***
   $11,816,000    Repurchase Agreement with State
                  Street Bank & Trust Company
                  dated 04/30/97 at 5.32%, to be
                  repurchased at $11,817,746
                  on 05/01/97, collateralized by
                  $11,235,000 U.S. Treasury Bonds,
                  7.50% due 11/15/16 (valued at
                  $12,445,453, including interest)           $11,816,000
                                                              ----------

TOTAL INVESTMENTS
(Strategic Income Fund) (Cost $82,836,428)                   $84,662,645
                                                              ==========

    The accompanying notes are an integral part of the financial statements.

NORTH AMERICAN FUNDS
PORTFOLIO OF INVESTMENTS - April 30, 1997 - (Unaudited) - continued
(showing percentage of total value of investments)
-------------------------------------------------------------------------------


Investment Quality Bond Fund
                                                 Principal
                                                   Amount          Value
                                                   ------          -----
CORPORATE BONDS - 32.59%
Apparel & Textiles - 0.39%
Collins & Aikman Products Company,
  11.50% due 04/15/06                             $50,000        $54,750
Dominion Textile (USA),
  Incorporated, 9.25% due 04/01/06                 20,000         20,400
                                                                  ------
                                                                  75,150
Broadcasting - 0.31%
Chancellor Broadcasting Company,
  9.375% due 10/01/04                              10,000          9,900
Granite Broadcasting Corporation,
  10.375% due 05/15/05                             25,000         25,250
Young Broadcasting, Incorporated,
  9.00% due 01/15/06                               25,000         23,625
                                                                  ------
                                                                  58,775
Chemical Products - 0.54%
Revlon Worldwide Corporation,
  Series B, zero coupon due 03/15/01               40,000         26,200
Rexene Corporation,
  11.75% due 12/01/04                              50,000         55,250
Texas-Petro Chemical Corporation,
  11.125% due 07/01/06                             20,000         20,800
                                                                 -------
                                                                 102,250
Crude Petroleum & Natural Gas - 0.15%
Cross Timbers Oil Company,
  9.25% due 04/01/07                               30,000         29,550
                                                                  ------

Drug & Health Care - 2.08%
Allegiance Corporation,
  7.00% due 10/15/26                              250,000        246,932
Owens & Minor, Incorporated,
  10.875% due 06/01/06                             25,000         26,562
Quorum Health Group, Incorporated,
  8.75% due 11/01/05                               15,000         15,038
Tenet Healthcare Corporation,
  7.875% due 01/15/03                             110,000        108,900
                                                                 -------
                                                                 397,432
Educational Services - 0.05%
Kindercare Learning Centers,
  Incorporated, 9.50% due 02/15/09                 10,000          9,500
                                                                   -----

Electric Utilities - 1.41%
Virginia Electric & Power Company,
  9.375% due 06/01/98                             262,000        270,077
                                                                 -------

Finance & Banking - 13.79%
American General Finance
  Corporation, 8.00% due 02/15/05                 230,000        237,031
Amerus Capital I,
  8.85% due 02/01/27                              100,000         99,147
BankAmerica Corporation,
  9.50% due 04/01/01                              114,000        123,879
  6.80% due 12/21/05                              250,000        240,193
Beneficial Corporation,
  8.40% due 05/15/08                               75,000         82,155
First Financial Caribbean Corporation,
  7.84% due 10/10/06                              135,000        133,481
International Lease Finance
  Corporation, 7.50% due 03/01/99                 200,000        203,202
NBD Bancorp, 8.25% due 11/01/24                   300,000        328,872
Neenah Corporation,
  11.125% due 05/01/07                             10,000         10,328
Olympic Financial, Ltd.,
  11.50% due 03/15/07                              15,000         14,250
Republic New York Corporation,
  9.75% due 12/01/00                              155,000        168,440
Sun Canada Financial Company,
  7.25% due 12/15/15                              200,000        184,986
Tembec Finance Corporation,
  9.875% due 09/30/05                              50,000         49,375
United Bankshares, Incorporated,
  8.625% due 04/15/98                             200,000        204,290
U.S. Bancorp, 7.50% due 06/01/26                  300,000        307,329
U.S. West Capital Funding,
  Incorporated, 6.95% due 01/15/37                250,000        246,040
                                                               ---------
                                                               2,632,998
Industrials - 5.98%
Advanced Micro Devices,
  Incorporated, 11.00% due 08/01/03                25,000         27,312
Armco, Incorporated,
  9.375% due 11/01/00                              50,000         50,000
Astor Corporation,
  10.50% due 10/15/06                              10,000         10,200
Bell & Howell Company, Series B,
  Step-up to 11.50% due 03/01/05                   30,000         23,100
Cablevision Systems Corporation,
  9.25% due 11/01/05                               15,000         14,625
Cabot Safety Acquisition
  Corporation, 12.50% due 07/15/05                 25,000         26,750
Cincinnati Milacron, Incorporated,
  7.875% due 05/15/00                             130,000        131,364
Consumers International,
  Incorporated, 10.25% due 04/01/05                25,000         25,938
Container Corporation of America,
  9.75% due 04/01/03                               50,000         51,500
Dime Capital Trust 1,
  9.33% due 05/06/27                              150,000        151,669
Fairchild Semiconductor Corporation,
  10.125% due 03/15/07                             15,000         15,150
Fort Howard Corporation,
  9.25% due 03/15/01                               50,000         51,500

    The accompanying notes are an integral part of the financial statements.

NORTH AMERICAN FUNDS
PORTFOLIO OF INVESTMENTS - April 30, 1997 - (Unaudited) - continued
(showing percentage of total value of investments)
-------------------------------------------------------------------------------

                                                 Principal
                                                   Amount          Value
                                                 ---------         -----
Industrials - continued
Guitar Center Management Company,
  Incorporated, 11.00% due 07/01/06               $17,000        $18,445
Harris Chemical North America,
  Incorporated, 10.25% due 07/15/01                25,000         25,188
Key Plastics, Incorporated,
  10.25% due 03/15/07                              25,000         25,250
Marcus Cable Operating Company,
  Step-up to 13.50% due 08/01/04                   45,000         37,238
Moog, Incorporated, Series B,
  10.00% due 05/01/06                              50,000         51,500
News America Holdings,
  Incorporated, 9.25% due 02/01/13                250,000        271,260
Nortek, Incorporated,
  9.25% due 03/15/07                               20,000         19,850
Plains Resources, Incorporated,
  Series B, 10.25% due 03/15/06                    50,000         52,000
Plitt Theaters, Incorporated,
  10.875% due 06/15/04                             25,000         25,375
Rifkin Acquisitions Partners, L.P.,
  11.125% due 01/15/06                             35,000         35,700
                                                               ---------
                                                               1,140,914
Insurance - 2.63%
Jackson National Life Insurance
  Company, 8.15% due 03/15/27                     200,000        199,654
Ohio National Life Insurance
  Company, 8.50% due 05/15/26                     150,000        150,030
Security Benefit Life Company,
  8.75% due 05/15/16                              150,000        153,188
                                                                 -------
                                                                 502,872
Leisure Time - 0.15%
Trump Atlantic City,
  11.25% due 05/01/06                              30,000         29,175
                                                                  ------

Metal Products - 0.28%
Howmet Corporation, 10.00%, 12/01/03               50,000         53,250
                                                                  ------

Mining - 0.08%
Echo Bay Mines, Ltd.,
 11.00% due 04/01/17                               15,000         14,775
                                                                  ------

Non-Bank Finance - 1.13%
KFW International Financial, Incorporated,
  9.125% due 05/15/01                             200,000        216,314
                                                                 -------

Publishing - 0.39%
S.D. Warren Company, Series B,
  12.00% due 12/15/04                              50,000         54,937
World Color Press, Incorporated,
  9.125% due 03/15/03                              20,000         20,025
                                                                  ------
                                                                  74,962
Retail Trade - 1.08%
J.C. Penney Company, Incorporated,
  7.40% due 04/01/37                             $200,000       $205,660
                                                                 -------

Steel - 0.13%
AK Steel Corporation,
  9.125% due 12/15/06                              15,000         14,813
Altos Hornos de Mexico SA,
  11.875% due 04/30/04                             10,000         10,125
                                                                  ------
                                                                  24,938
Telecommunication Services - 0.33%
Comcast Corporation,
  9.125% due 10/15/06                              10,000         10,100
Heritage Media Services,
  11.00% due 06/15/02                              50,000         53,125
                                                                  ------
                                                                  63,225
Telephone - 1.22%
Benedek Communications,
  13.25% due 05/15/06                              35,000         19,950
Comcast Cable Communications,
  8.50% due 05/01/27                              150,000        152,297
Lenfest Communications,
  Incorporated, 8.375% due 11/01/05                25,000         23,906
MobileMedia Communications,
  Incorporated, 9.375% due 11/01/07                50,000          9,000
Teleport Communications,
  Step-up to 11.125% due 07/01/07                  40,000         27,500
                                                                 -------
                                                                 232,653
Transportation - 0.17%
Southern Railway Company,
  8.75% due 10/15/03                               30,000         32,458
                                                                  ------

Transportation Equipment - 0.29%
Hayes Wheels International,
  Incorporated, 11.00% due 07/15/06                10,000         10,775
Walbro Corporation, Series B,
  9.875% due 07/15/05                              45,000         44,550
                                                                  ------
                                                                  55,325
TOTAL CORPORATE BONDS
  (Cost $6,274,016)                                           $6,222,253
                                                               ---------

U.S. TREASURY OBLIGATIONS - 34.11%
U.S. Treasury Bonds - 33.04%
11.875% due 11/15/03                            1,125,000      1,431,911
12.00% due 08/15/13                             3,500,000      4,877,040
                                                               ---------
                                                               6,308,951
U.S. Treasury Notes - 1.07%
7.50% due 10/31/99                                200,000        205,063
                                                                 -------

TOTAL U.S. TREASURY OBLIGATIONS
  (Cost $6,650,579)                                           $6,514,014
                                                               ---------

    The accompanying notes are an integral part of the financial statements.

NORTH AMERICAN FUNDS
PORTFOLIO OF INVESTMENTS - April 30, 1997 - (Unaudited) - continued
(showing percentage of total value of investments)
-------------------------------------------------------------------------------

                                                 Principal
                                                   Amount          Value
                                                   ------          -----
U.S. GOVERNMENT
AGENCY OBLIGATIONS - 25.56%
Federal Home Loan
Mortgage Corporation - 14.94%
6.00% due 10/01/03 - 09/25/22                    $703,189       $666,416
6.50% due 06/15/23 - 04/01/24                     943,083        897,684
7.00% TBA**                                       485,000        484,239
7.00% due 10/01/25                                826,861        804,635
                                                               ---------
                                                               2,852,974
Federal National
Mortgage Association - 4.34%
4.50% due 01/25/98, REMIC                          44,590         44,088
6.25% due 11/25/19, REMIC                         500,000        486,875
6.60% due 09/25/18, REMIC                         300,000        297,375
                                                                 -------
                                                                 828,338
Government National
Mortgage Association - 6.28%
7.00% due 06/15/23 - 10/15/23                     738,729        719,337
8.00% due 08/15/23                                470,931        480,053
                                                               ---------
                                                               1,199,390
TOTAL U.S. GOVERNMENT AGENCY
OBLIGATIONS (Cost $4,894,189)                                 $4,880,702
                                                               ---------

FIXED INCOME - OTHER - 1.80%
Miscellaneous Asset Backed Securities - 1.80%
Premier Auto Trust, Series 1993,
  Class A2, 4.65% due 11/02/99                     40,220         39,855
Western Financial Grantor Trust, Series
  1995, Class A1, 7.10% due 07/01/00               84,525         85,315
World Omni Automobile Lease, Series
  1995, Class A, 6.05% due 11/25/01               164,860        164,756
World Omni Automobile Lease, Series
  1994, Class A, 6.45% due 09/25/00                53,906         53,956
                                                                 -------
                                                                 343,882
TOTAL FIXED INCOME - OTHER
  (Cost $341,932)                                               $343,882
                                                                 -------

FOREIGN BONDS - 1.17%
Argentina - 0.05%
Acindar Industria, Argentina,
  11.25% due 02/15/04                              10,000         10,137
                                                                  ------

Japan - 1.12%
Japan Financial Corporation,
  9.125% due 10/11/00                             200,000        213,070
                                                                 -------

TOTAL FOREIGN BONDS
  (Cost $237,574)                                               $223,207
                                                                 -------

  Principal
   Amount                                                          Value
   ------                                                          -----
REPURCHASE AGREEMENT - 4.77%***
$910,000        Repurchase Agreement with Paine Webber
                dated 04/30/97 at 5.45%,
                to be repurchased at $910,138
                on 05/01/97, collateralized
                by $955,000 U.S. Treasury Bills, 5.33%
                due 10/02/97 (valued at
                $937,842, including interest)                   $910,000
                                                                 -------

TOTAL INVESTMENTS
 (Investment Quality Bond Fund)
  (Cost $19,308,290)                                         $19,094,058
                                                              ==========

National Municipal Bond Fund

LONG-TERM INVESTMENTS - 95.07%
Alabama - 2.72%
Alabama Housing Finance Authority
  Single Family Mortgage Revenue
  Collateralized Home Mortgage Program,
  Series B-2, 6.40%, 04/01/25                       $485,000    $497,023
                                                                 -------

California - 5.50%
California Housing Finance Agency
  Revenue, Series H, 6.15%, 08/01/16               1,000,000   1,004,720
                                                               ---------

Illinois - 11.58%
Illinois Health Facilities Authority
  Revenue (Hospital Association
  Project), 7.00%, 02/15/22                          200,000     211,682
Chicago, Illinois,
  6.00%, 01/01/08                                    500,000     526,120
Chicago, Illinois Skyway Toll Bridging
  Revenue, 5.375%, 01/01/16                          500,000     475,370
Chicago, Illinois Wastewater Transmission
  Revenue, 5.125%, 01/01/25                        1,000,000     902,380
                                                               ---------
                                                               2,115,552
Indiana - 2.73%
Indiana Health Facility Financing
  Authority Hospital Revenue,
  5.90%, 08/15/07                                    500,000     498,045
                                                                 -------

Iowa - 0.88%
Iowa Finance Authority Hospital Facility
  Revenue Refunding (Trinity Regional
  Hospital Project), 7.00%, 07/01/12                 150,000     160,992
                                                                 -------

   The accompanying notes are an integral part of the financial statements.

NORTH AMERICAN FUNDS
PORTFOLIO OF INVESTMENTS - April 30, 1997 - (Unaudited) - continued
(showing percentage of total value of investments)
-------------------------------------------------------------------------------


                                                    Principal
                                                     Amount       Value
                                                     ------       -----
Louisiana - 2.65%
Louisiana Public Facilities Authority Hospital
  Revenue Refunding (Touro Infirmary
  Project), Series B, 6.125%, 08/15/23              $500,000    $484,905
                                                                 -------

Maine - 0.14%
Maine State Housing Authority Mortgage
  Purchase, Series A-4, 6.375%, 11/15/12              25,000      25,503
                                                                  ------

Missouri - 2.77%
Missouri State Health & Educational
 Facilities Authority Revenue,
 6.25%, 02/15/11                                     500,000     505,930
                                                                 -------

Nebraska - 6.90%
Nebraska Higher Education Loan Program
  Income Revenue, 6.65%, 06/01/08                  1,200,000   1,261,416
                                                               ---------

Nevada - 5.05%
Nevada Housing Division, Single-Family
  Program, 6.35%, 10/01/12                           600,000     610,110
Nevada Housing Division, Single-Family
  Program, Series B-2, 6.95%, 10/01/26               300,000     312,714
                                                                 -------
                                                                 922,824
New Jersey - 5.95%
New Jersey Economic Development
  Authority Water Facilities Revenue
  (New Jersey American Water
  Company, Incorporated Project),
  6.875%, 11/01/34                                 1,000,000   1,087,880
                                                               ---------

New York - 22.85%
Metropolitan Transportation Authority,
  New York Service Contract (Transit
  Facilities), Series O, 6.25%, 07/01/14             375,000     394,455
New York State Local Government Assistance
  Corporation, Series A, 6.00%, 04/01/16           1,000,000   1,008,860
New York State Dormitory Authority
  Revenue, State University Educational
  Facilities, Series A, 6.25%, 05/15/08              500,000     516,225
New York State Environmental Facilities
  Corporation Pollution Control Revenue
  Refunding (IBM Corporation Project),
  7.125%, 07/01/12                                   580,000     622,624
New York State Mortgage Agency
  Revenue, Series 40-A, 6.35%, 04/01/21              630,000     642,581
Triborough Bridging & Tunnel Authority
  Revenue, Series Y, 5.50%, 01/01/17               1,000,000     990,430
                                                              ----------
                                                               4,175,175
Pennsylvania - 8.49%
Monroeville, Pennsylvania Hospitals
  Authority Hospitals Revenue,
  6.25%, 10/01/15                                  1,000,000   1,011,380
Philadelphia, Pennsylvania Water
  & Wastewater Revenue,
  6.25%, 08/01/12                                    500,000     539,400
                                                               ---------
                                                               1,550,780

South Carolina - 2.71%
Greenville Hospital Systems
  Hospital Facilities Revenue,
  Series B, 5.70%, 05/01/12                          500,000     495,530
                                                                 -------

Tennessee - 2.63%
Humphreys County, Tennessee Industrial
  Development Board Solid Waste Disposal
  Revenue (E.I. Du Pont De Nemours &
  Company Project), 6.70%, 05/01/24                  450,000     480,632
                                                                 -------

Texas - 3.25%
Fort Worth, Texas,
 Series A, 5.10%, 03/01/06                           500,000     500,315
Texas State Veterans Housing
  Assistance, 6.80%, 12/01/23                         90,000      93,365
                                                                --------
                                                                 593,680
Virginia - 1.69%
Virginia State Housing Development
  Authority Commonwealth Mortgage,
  Subseries I-1, 6.55%, 07/01/17                     300,000     308,343
                                                                 -------

Wisconsin - 6.59%
Wisconsin Housing & Economic
  Development Authority Home Ownership
  Revenue, Series D, 6.10%, 07/01/24                 170,000     170,576
Wisconsin State Health & Educational
  Facilities Authority Revenue, Mercy
  Hospital of Janesville, Incorporated,
  6.60%, 08/15/22                                  1,000,000   1,033,110
                                                               ---------
                                                               1,203,686

TOTAL LONG-TERM INVESTMENTS
  (Cost $16,992,963)                                         $17,372,616
                                                              ----------


SHORT-TERM INVESTMENTS - 4.93%
Alabama - 1.09%
Mcintosh, Alabama Industrial Development
  Board Pollution Control Revenue,
  VR, 4.00%, 07/01/04                                200,000     200,000
                                                                 -------

California - 0.55%
Los Angeles County, California
  Industrial Development Authority
  Industrial Development Revenue,
  VR, 4.20%, 12/01/06                                100,000     100,000
                                                                 -------


    The accompanying notes are an integral part of the financial statements.

NORTH AMERICAN FUNDS
PORTFOLIO OF INVESTMENTS - April 30, 1997 - (Unaudited) - continued
(showing percentage of total value of investments)
-------------------------------------------------------------------------------


                                                    Principal
                                                      Amount       Value
                                                      ------       -----
Florida - 0.55%
Dade County, Florida
  Industrial Development Authority,
  Exempt Facilities Revenue,
  VR, 4.00%, 06/01/21                               $100,000    $100,000
                                                                 -------

Idaho - 0.55%
Power County, Idaho Pollution Control
  Revenue, VR, 4.00%, 12/01/10                       100,000     100,000
                                                                 -------

Louisiana - 1.64%
Louisiana State Offshore Term
  Authority Deepwater Port Revenue,
  VR, 3.90%, 09/01/08                                300,000     300,000
                                                                 -------

Utah - 0.55%
Carbon County, Utah Pollution
  Control Revenue, VR, 4.00%, 11/01/24               100,000     100,000
                                                                 -------

TOTAL INVESTMENTS
 (National Municipal Bond Fund)
  (Cost $17,892,963)                                         $18,272,616
                                                              ==========


U.S. Government Securities Fund


                                               Principal
                                                Amount             Value
                                                ------             -----
U.S. TREASURY OBLIGATIONS - 4.01%***
U.S. Treasury Notes - 4.01%
5.00% due 01/31/98                             $5,000,000     $4,967,200
6.25% due 02/15/07                                200,000        193,437
                                                               ---------
                                                               5,160,637
TOTAL U.S. TREASURY OBLIGATIONS
  (Cost $5,198,193)                                           $5,160,637
                                                               ---------

U.S. GOVERNMENT
AGENCY OBLIGATIONS - 56.18%
Federal Home Loan Mortgage Corporation - 23.13%
6.00% due 09/01/10 - 10/01/10                     658,715        630,126
6.50% TBA**                                     4,000,000      3,778,720
7.00% TBA**                                    24,600,000     24,376,878
8.00% due 06/01/08                                254,279        260,479
8.25% due 07/01/06                                215,916        221,052
8.50% due 05/01/08                                411,556        423,552
11.75% due 08/01/13                                36,329         40,007
                                                              ----------
                                                              29,730,814

Federal National Mortgage Association - 25.02%
6.50% due 12/01/03 - 04/01/26                  $1,192,486     $1,176,129
6.783 due 01/17/03, REMIC                       1,449,543      1,447,618
7.00% TBA**                                     5,525,000      5,352,344
7.00% due 05/01/26                              4,157,862      4,036,993
7.148% due 10/17/09, REMIC                      2,950,000      2,947,811
7.50% TBA**                                     5,150,000      5,111,375
7.52% due 08/26/05                              1,000,000      1,000,189
8.00% due 08/01/04                                 67,936         68,784
8.25% due 03/25/06, REMIC                         675,000        697,781
8.50% due 08/01/02                                152,209        156,632
11.00% due 02/01/15 - 12/01/15                  2,269,493      2,529,066
11.50% due 09/01/19                               412,205        464,592
12.00% due 02/01/16 - 04/01/16                  2,501,881      2,889,521
12.50% due 08/01/11 - 07/01/15                  1,768,073      2,054,629
13.00% due 11/01/15                             1,425,104      1,676,278
14.50% due 11/01/14                               448,564        551,172
                                                              ----------
                                                              32,160,914

Government National Mortgage Association - 8.03%
7.00% due 03/15/26 - 05/15/26***                4,612,732      4,461,342
7.50% due 04/15/02 - 02/15/07                     449,731        450,919
7.75% due 04/15/04                                 69,254         70,535
8.00% due 11/15/06 - 02/15/08                      38,430         39,648
9.00% due 03/20/16 - 06/20/17                   2,591,412      2,737,783
10.25% due 02/15/00 - 03/15/01                    138,478        142,588
10.50% due 01/15/01                                16,312         17,454
11.00% due 03/15/00 - 09/20/15                    137,371        148,667
11.25% due 04/15/98 - 10/20/15                     11,364         12,499
11.50% due 08/20/00 - 09/20/15                    516,721        581,829
11.75% due 09/15/98                                   812            842
12.50% due 09/15/14                                74,217         86,158
13.00% due 01/15/11 - 09/20/15                    766,392        901,466
13.25% due 07/15/14                                41,001         48,112
13.50% due 11/15/12 - 02/15/13                     68,433         81,069
15.00% due 07/15/11 - 09/15/12                    149,468        181,625
15.50% due 07/15/11 - 12/15/11                    259,427        322,338
16.00% due 11/15/11 - 12/15/11                     28,953         35,612
                                                              ----------
                                                              10,320,486

TOTAL U.S. GOVERNMENT AGENCY
OBLIGATIONS (Cost $72,529,287)                               $72,212,214
                                                              ----------

SHORT TERM INVESTMENTS - 16.79%
Federal Farm Credit Bank,
  5.32% due 05/05/97                           10,200,000     10,193,971
Federal Home Loan Bank,
  5.31% due 05/05/97                           11,400,000     11,393,274
                                                              ----------
                                                              21,587,245


    The accompanying notes are an integral part of the financial statements.

NORTH AMERICAN FUNDS
PORTFOLIO OF INVESTMENTS - April 30, 1997 - (Unaudited) - continued
(showing percentage of total value of investments)
-------------------------------------------------------------------------------


  Principal
    Amount                                                         Value
    ------                                                         -----
REPURCHASE AGREEMENTS - 23.01%***
$29,577,000     Repurchase Agreement with State
                Street Bank & Trust Company
                dated 04/30/97 at 5.32%, to be
                repurchased at $29,581,371
                on 05/01/96, collateralized by
                $28,115,000 U.S. Treasury Bonds,
                7.50% due 11/15/16 (valued at
                $31,144,095, including interest)             $29,577,000
                                                              ----------

TOTAL INVESTMENTS (U.S. Government
  Securities Fund) (Cost $128,891,725)                      $128,537,096
                                                             ===========


Money Market Fund
                                              Principal
                                                Amount             Value
                                                ------             -----
U.S. GOVERNMENT
AGENCY OBLIGATIONS - 13.31%
Federal Home Loan Mortgage Association  - 6.48%
5.22% due 05/05/97                             $1,595,000     $1,594,075
                                                               ---------

Federal National Mortgage Association  - 6.83%
5.50% due 06/20/97                              1,695,000      1,682,052
                                                               ---------

TOTAL U.S. GOVERNMENT
 AGENCY OBLIGATIONS                                           $3,276,127
                                                               ---------

COMMERCIAL PAPER - 86.69%
Abbey National of North America,
  5.27% due 08/11/97                              900,000        886,561
Bankers Trust New York Corporation,
  5.27% due 08/13/97                              900,000        886,298
Block Financial Corporation,
  5.63% due 07/15/97                            1,000,000        988,271
Cregem of North America,
  Incorporated, 5.30% due 06/26/97                900,000        892,580
Canadian Wheat Board,
  5.52% due 06/25/97                            1,000,000        991,567
CXC, Incorporated,
  5.63% due 06/06/97                            1,000,000        994,370
Dean Witter, Discover & Company,
  5.55% due 06/26/97                            1,000,000        991,367
Dow Chemical Company,
  5.60% due 05/01/97                            1,487,000      1,487,000
Englehard Corporation,
  5.65% due 07/16/97                            1,000,000        988,072
IBM Credit Corporation,
  5.53% due 05/28/97                            1,000,000        995,853
International Lease Finance
  Corporation, 5.25% due 05/28/97                 900,000        896,456
Lowes Companies, Incorporated,
  5.56% due 05/27/97                            1,000,000        995,985
Manitoba Hydro Electric Board,
  5.30% due 05/22/97                              900,000        897,217
Merrill Lynch & Company,
  Incorporated, 5.27% due 08/11/97                900,000        886,562
NationsBank Corporation,
  5.25% due 05/21/97                              900,000        897,375
Pitney Bowes Credit Corporation,
  5.57% due 07/11/97                            1,000,000        989,015
Province of British Columbia,
  5.27% due 05/12/97                              900,000        898,551
Rubbermaid, Incorporated,
  5.26% due 05/20/97                              900,000        897,501
Sharp Electronics,
  5.58% due 05/30/97                            1,000,000        995,505
Triple A One Funding Corporation,
  5.60% due 06/02/97                            1,000,000        995,022
Weyerhaeuser Company,
  5.55% due 06/10/97                            1,000,000        993,833
Xerox Corporation,
  5.31% due 05/22/97                              900,000        897,212

TOTAL COMMERCIAL PAPER                                       $21,342,173
                                                              ----------

TOTAL INVESTMENTS
(Money Market Fund)                                          $24,618,300
                                                              ==========


Key to Currency Abbreviations
-----------------------------
AUD      - Australian Dollar
CAD      - Canadian Dollar
DKK      - Danish Krone
FRF      - French Franc
DEM      - German Deustche Mark
HKD      - Hong Kong Dollar
(POUND)  - Great British Pound
ITL      - Italian Lira
(YEN)    - Japanese Yen
NLG      - Netherland Guilder
NOK      - Norwegian Krone
ESP      - Spanish Peseta

Key to Security Abbreviations and Legend
----------------------------------------
ADR      -  American Depository Receipt
ADS      -  American Depository Shares
FRN      -  Floating Rate Note
REMIC    -  Real Estate Mortgage Investment Conduit
TBA      -  To Be Announced
VR       -  Variable Rate Demand Note (Rate effective as of April 30, 1997.)
*        -  Non-Income producing
**       -  Purchased on a forward commitment (Note 2)
***      -  At April 30, 1997 a portion of this security was pledged to cover forward commitments purchased.

   The accompanying notes are an integral part of the financial statements.

NORTH AMERICAN FUNDS
Notes to Financial Statements
--------------------------------------------------------------------------------

1. ORGANIZATION OF THE FUND. North American Funds (the "Fund") is an open-end, diversified management investment company. The Fund is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended. It is a series company, which means it has several portfolios, each with a stated investment objective which it pursues through separate investment policies. As of April 30, 1997, the Fund offered the following thirteen portfolios: the International Small Cap Fund, the Small/Mid Cap Fund, the Global Equity Fund, the Growth Equity Fund, the International Growth and Income Fund, the Growth and Income Fund, the Equity-Income Fund (formerly, the Value Equity Fund), the Balanced Fund, the Strategic Income Fund, the Investment Quality Bond Fund, the National Municipal Bond Fund, the U.S. Government Securities Fund and the Money Market Fund.

On April 1, 1994, the multiple class structure as approved by the Board of Trustees and shareholders was implemented. The Fund offers Class A, Class B and Class C shares. Class A shares are sold with a front-end sales charge up to 4.75%. Class B shares are sold with a contingent deferred sales charge which declines from 5% to zero depending on the period of time shares are held. Class B shares will automatically convert to Class A shares of the same portfolio six years after purchase. Class C shares are sold without an initial sales charge. Class C shares will automatically convert to Class A shares of the same portfolio ten years after purchase. All three classes of shares have identical voting, dividend, liquidation and other rights, except that each class has exclusive voting rights with respect to its distribution plan (See Note 5). Class A, Class B and Class C of the Money Market Fund have the same expense structure and no distribution expense.

NASL Financial Services, Inc. ("NASL Financial"), a wholly-owned subsidiary of North American Security Life Insurance Company ("Security Life"), serves as investment adviser, principal underwriter and distributor for the Fund.

2. SIGNIFICANT ACCOUNTING POLICIES. The policies described below are followed when preparing the Funds' financial statements. These policies are in accordance with generally accepted accounting principles ("GAAP").

Basis of Presentation. The accompanying unaudited financial statements have been prepared in accordance with generally accepted accounting principles for interim financial information and pursuant to the rules and regulations of the Securities and Exchange Commission. In the opinion of management, all adjustments necessary for a fair presentation of the financial position and the results of operations have been included. Results for the six months ended
April 30, 1997 are not necessarily indicative of annual results.

Security Valuation. Securities held by the Money Market Fund and money market instruments with remaining maturities of 60 days or less held by the other portfolios are valued at either the amortized cost basis or original cost plus accrued interest, both of which approximate current market value. All other securities held by the Fund are valued at the last sale price as of the close of business on a principal securities exchange (domestic or foreign) or, lacking any sales, at the closing bid price. Securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading on the Exchange. Other assets and securities for which no such quotation or valuations are readily available are valued at their fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Trustees.

Foreign Currency Translations. The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

       (i) market value of securities, other assets and other liabilities at the current rate of exchange of such currencies against U.S. dollars; and
       (ii) purchases and sales of securities, income and expenses at the rate of exchange quoted on the respective dates of such transactions.

Gains and losses that arise from changes in foreign exchange rates have been segregated from gains and losses that arise from changes in the market prices of investments. These gains and losses are included with gains and losses on foreign currency and forward foreign currency contracts in the Statements of Operations.

Forward Foreign Currency Contracts. All portfolios with the exception of the U.S. Government Securities, National Municipal Bond and Money Market Funds may purchase and sell forward foreign currency contracts in order to hedge a specific transaction or portfolio position.

The net U.S. dollar value of foreign currency underlying all contractual commitments held at the end of the period and the resulting net unrealized appreciation (depreciation) and related net receivable or payable amount are determined using forward currency exchange rates supplied by a quotation service. The Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

NORTH AMERICAN FUNDS
Notes to Financial Statements
--------------------------------------------------------------------------------

Note 2 - continued

Net realized gains (losses) on forward foreign currency contracts, shown in the Statements of Operations, includes net gains or losses realized by a portfolio on contracts which have matured or which the portfolio has terminated by entering into an offsetting commitment.

Futures. All portfolios other than the U.S. Government Securities and Money Market Fund may purchase and sell financial futures contracts and options on those contracts. The portfolios invest in contracts based on financial instruments such as U.S. Treasury bonds or notes or on securities indices such as the S&P 500 Index, in order to hedge against a decline in the value of securities owned by the portfolios.

When a portfolio sells a futures contract based on a financial instrument, the portfolio becomes obligated to deliver that kind of instrument at an agreed upon date for a specified price. The portfolio realizes a gain or loss depending on whether the price of an offsetting purchase is less or more than the price of the initial sale or on whether the price of an offsetting sale is more or less than the price of the initial purchase.The portfolio could be exposed to risks if it could not close out futures positions because of an illiquid secondary market or the inability of counterparties to meet the terms of their contracts. Upon entering into futures contracts, the portfolio is required to deposit with a broker an amount, initial margin, which represents 5% of the purchase price indicated in the futures contract.

Payments to and from the broker, known as variation margin, are required to be made on a daily basis as the price of the futures contract fluctuates, making the long or short positions in the contract more or less valuable. If the position is closed out by taking an opposite position prior to the settlement date of the futures contract, a final determination of variation margin is made, cash is required to be paid to or released by the broker, and the portfolio realizes a gain or loss.

Forward Commitments. The Fund may make forward commitments to purchase and sell securities. Delivery and payment for securities which have been purchased or sold on a forward commitment basis can take place a month or more (not to exceed 120 days) after the date of the transaction. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The value of the securities underlying a forward commitment to purchase securities, and any subsequent fluctuations in their value, is taken into account when determining the portfolio's net asset value starting on the day the portfolio agrees to purchase the securities. At April 30, 1997, forward commitments in the Strategic Income, Investment Quality Bond and U.S. Government Securities Funds were valued at $661,276, $484,239 and $38,619,317, respectively.

Mortgage Dollar Rolls. The Strategic Income and U. S. Government Securities Funds may enter into mortgage dollar rolls in which they sell mortgage-backed securities for normal delivery in the current month and simultaneously contract to repurchase similar, but not identical, securities at the same price on an agreed upon date. The portfolio receives compensation as consideration for entering into the commitment to repurchase. The compensation is recorded as deferred income and amortized to income over the roll period. As the holder, the counterparty receives all principal and interest payments, including prepayments, made with respect to the similar security. Mortgage dollar rolls may be renewed with a new sale and repurchase price with a cash settlement made at renewal without physical delivery of the securities subject to the contract.

Securities Lending. The Fund may lend its portfolio securities in amounts up to 33% of its total non-cash assets to brokers, dealers and other financial institutions, provided such loans are callable at any time and are at all times fully collateralized by cash, cash equivalents or securities issued or guaranteed by the U.S. government or its agencies or instrumentalities, and marked to market to the value of the loaned securities on a daily basis. The portfolio may bear the risk of delay in recovery of, or even loss of rights in, the securities loaned should the borrower of the securities fail financially. Consequently, loans of portfolio securities will only be made to firms deemed by the Subadvisers to be creditworthy.

The portfolio receives compensation for lending its securities either in the form of fees or by retaining a portion of interest on the investment of any cash received as collateral. Income generated from the investment of cash collateral is included as interest income in the Statements of Operations. All collateral received will be in an amount equal to at least 100% of the market value of the loaned securities and must be maintained at that level during the period of the loan. During the loan period, the portfolio continues to retain rights of ownership, including dividends and interest of the loaned securities.
At April 30, 1997, the value of the securities loaned amounted to $2,851,086, $17,453,362, $3,821,738, $9,588,134, $7,669,286, $23,315,051, $6,246,748,
$4,762,456 and $5,224,909 in the Small/Mid Cap, Global Equity, International Growth and Income, Growth and Income, Equity-Income, Balanced, Strategic Income, Investment Quality Bond and U.S. Government Securities Funds, respectively. At April 30, 1997, the value of cash collateral amounted to $2,879,307, $18,287,998, $3,984,740, $9,847,782, $7,858,184, $23,698,775, $6,452,513,
$4,839,193 and $5,309,060 in the Small/Mid Cap, Global Equity, International Growth and Income, Growth and Income, Equity-Income, Balanced, Strategic Income, Investment Quality Bond and U.S. Government Securities Funds, respectively.

NORTH AMERICAN FUNDS
Notes to Financial Statements
--------------------------------------------------------------------------------

Note 2 - continued

Organization Costs. Cost incurred by the Fund in connection with its organization, its initial registration with the Securities and Exchange Commission and with various states, and the initial public offering of its shares is being amortized on a straight line basis over a five-year period for the International Growth and Income, Strategic Income and the National Municipal Bond Funds.

Federal Income Taxes. The Fund's policy is for each portfolio to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and to distribute all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required. Each portfolio is treated as a separate taxpayer for federal income tax purposes.


Distributions of Income and Gains. Distribution of net investment income is declared as a dividend to shareholders of record as of the close of business each day and is paid monthly for the Investment Quality Bond and U.S. Government Securities Funds, semi-annually to shareholders of the International Growth and Income and Growth and Income Funds, and annually to shareholders of the International Small Cap, Small/Mid Cap, Global Equity, Growth Equity, Equity-Income and Balanced Funds. All of the net investment income of the Strategic Income, National Municipal Bond and Money Market Funds is declared as a dividend to shareholders of record as of the close of business each day and is paid monthly. During any particular year, net realized gains from investment, futures and foreign currency transactions for each portfolio, in excess of available capital loss carryforwards of each portfolio, would be taxable to the portfolio if not distributed and, therefore, will be distributed to shareholders. An additional distribution may be made to the extent necessary to avoid the payment of a four percent federal excise tax.

Equalization. The Fund follows the accounting practice known as equalization, by which a portion of the proceeds from sales and costs of repurchases of the Fund's shares are allocated, on a per share basis, to undistributed net investment income. As a result, undistributed net investment income per share is unaffected by sales or redemptions of the Fund's shares.

Repurchase and Reverse Repurchase Agreements. Each portfolio may enter into repurchase agreements and, additionally, the U.S. Government Securities Fund may enter into reverse repurchase agreements. When a portfolio enters into a repurchase agreement through its custodian, it receives delivery of the underlying securities, the amount of which at the time of purchase and each subsequent business day is required to be maintained at such a level that the market value is equal to 102% of the resale price, and such portfolio will take constructive receipt of all securities underlying the repurchase agreements until such agreements expire. If the seller defaults, a portfolio would suffer a loss to the extent that proceeds from the sale of underlying securities were less than the repurchase price. Under a reverse repurchase agreement, the U.S. Government Securities Fund may sell a debt security and agree to repurchase it at an agreed upon time and at an agreed upon price.

Other. Investment security transactions are accounted for on the trade date. Interest income is accrued as earned. Dividend income and distributions to shareholders are recorded on the ex-dividend date. All original issue discounts are accreted for financial and federal income tax reporting purposes. The Fund uses the First In, First Out method for determining realized gain or loss on investments, futures and foreign currency for both financial and federal income tax reporting purposes. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amount of assets, liabilities, income and expenses. Actual results may differ from these estimates.

Capital Accounts. The Fund reports the accumulated undistributed net investment income (loss) and accumulated undistributed net realized gain (loss) accounts on a basis approximating amounts available for future tax distributions (or to offset future taxable realized gains when a capital loss carryforward is available). Accordingly, each portfolio of the Fund may periodically make reclassifications among certain capital accounts without impacting the net asset value.

3. CAPITAL SHARES. Share activity for the six months ended April 30, 1997 is as follows:


                                                                                                             Additional
                                                        Shares                    Par Value                Paid-in Capital
                                                  --------------------       --------------------       ----------------------
International Small Cap Fund-Class A
Outstanding at October 31, 1996................           157,851                      $158                    $2,051,045
   Sold........................................           109,571                       109                     1,517,871
   Redeemed....................................           (74,286)                      (74)                   (1,020,834)
                                                          -------                      ----                     ---------
    Net increase...............................            35,285                        35                       497,037
                                                          -------                      ----                    ----------
Outstanding at April 30, 1997..................           193,136                      $193                    $2,548,082
                                                          =======                      ====                    ==========

NORTH AMERICAN FUNDS
Notes to Financial Statements
--------------------------------------------------------------------------------

Note 3 - continued

                                                                                                             Additional
                                                          Shares                    Par Value                Paid-in Capital
                                                  --------------------       --------------------       ----------------------
International Small Cap Fund-Class B
Outstanding at October 31, 1996................           378,970                      $379                    $4,964,896
   Sold........................................           191,795                       192                     2,642,496
   Redeemed....................................           (62,237)                      (62)                     (850,807)
                                                       ----------                    ------                    ----------
    Net increase...............................           129,558                       130                     1,791,689
                                                       ----------                    ------                    ----------
Outstanding at April 30, 1997..................           508,528                      $509                    $6,756,585
                                                       ==========                    ======                    ==========

International Small Cap Fund-Class C
Outstanding at October 31, 1996................           412,466                      $413                    $5,382,024
   Sold........................................           151,966                       151                     2,095,098
   Redeemed....................................           (76,148)                      (76)                   (1,043,513)
                                                          -------                      ----                    ----------
    Net increase...............................            75,818                        75                     1,051,660
                                                          -------                      ----                    ----------
Outstanding at April 30, 1997..................           488,284                      $488                    $6,433,609
                                                          =======                      ====                    ==========

Small/Mid Cap Fund-Class A
Outstanding at October 31, 1996................           234,954                      $235                    $2,988,332
   Sold........................................           102,932                       103                     1,322,415
   Redeemed....................................           (94,695)                      (95)                   (1,207,738)
                                                          -------                      ----                    ----------
    Net increase...............................             8,237                         8                       114,677
                                                          -------                      ----                    ----------
Outstanding at April 30, 1997..................           243,191                      $243                    $3,103,009
                                                          =======                      ====                    ==========

Small/Mid Cap Fund-Class B
Outstanding at October 31, 1996................           529,111                      $529                    $6,746,010
   Sold........................................           168,896                       169                     2,201,736
   Redeemed....................................           (80,331)                      (80)                   (1,034,122)
                                                          -------                      ----                    ----------
    Net increase...............................            88,565                        89                     1,167,614
                                                          -------                      ----                    ----------
Outstanding at April 30, 1997..................           617,676                      $618                    $7,913,624
                                                          =======                      ====                    ==========

Small/Mid Cap Fund-Class C
Outstanding at October 31, 1996................           654,464                      $655                    $8,305,769
   Sold........................................           412,744                       413                     5,373,697
   Redeemed....................................           262,958)                     (263)                   (3,406,262)
                                                          --------                     ----                   -----------
    Net increase...............................           149,786                       150                     1,967,435
                                                         ---------                     ----                   -----------
Outstanding at April 30, 1997..................           804,250                      $805                   $10,273,204
                                                         ========                      ====                   ===========

Global Equity Fund-Class A
Outstanding at October 31, 1996................         1,788,038                    $1,788                   $25,119,289
   Sold........................................           157,462                       158                     2,240,460
   Reinvestment of distributions...............           208,420                       208                     2,882,091
   Redeemed....................................          (238,104)                     (238)                   (3,402,575)
                                                       ----------                    ------                   -----------
    Net increase...............................           127,778                       128                     1,719,976
                                                       ----------                    ------                   -----------
Outstanding at April 30, 1997..................         1,915,816                    $1,916                   $26,839,265
                                                       ==========                    ======                   ===========

Global Equity Fund-Class B
Outstanding at October 31, 1996................         1,786,687                    $1,787                   $25,125,716
   Sold........................................           161,825                       162                     2,292,231
   Reinvestment of distributions...............           193,795                       194                     2,670,304
   Redeemed....................................          (278,516)                     (279)                   (3,970,986)
                                                       ----------                    ------                   -----------
    Net increase...............................            77,104                        77                       991,549
                                                       ----------                    ------                   -----------
Outstanding at April 30, 1997..................         1,863,791                    $1,864                   $26,117,265
                                                       ==========                    ======                   ===========

Global Equity Fund-Class C
Outstanding at October 31, 1996................         4,500,203                    $4,500                   $54,654,244
   Sold........................................           237,103                       237                     3,360,539
   Reinvestment of distributions...............           469,266                       470                     6,461,328
   Redeemed....................................        (1,020,607)                   (1,021)                  (14,455,190)
                                                       ----------                    ------                   -----------
    Net decrease...............................          (314,238)                     (314)                   (4,633,323)
                                                       ----------                    ------                   -----------
Outstanding at April 30, 1997..................         4,185,965                    $4,186                   $50,020,921
                                                       ==========                    ======                   ===========

NORTH AMERICAN FUNDS
Notes to Financial Statements
-------------------------------------------------------------------------------

Note 3 - continued

                                                                                                             Additional
                                                          Shares                    Par Value                Paid-in Capital
                                                  --------------------       --------------------       ----------------------
Growth Equity Fund-Class A
Outstanding at October 31, 1996................           162,826                      $163                    $2,060,254
   Sold........................................            86,561                        87                     1,209,703
   Reinvestment of distributions...............             2,321                         2                        31,710
   Redeemed....................................           (86,336)                      (86)                   (1,231,324)
                                                          -------                      ----                    ----------
    Net increase...............................             2,546                         3                        10,089
                                                          -------                      ----                    ----------
Outstanding at April 30, 1997..................           165,372                      $166                    $2,070,343
                                                          =======                      ====                    ==========

Growth Equity Fund-Class B
Outstanding at October 31, 1996................           345,868                      $346                    $4,563,349
   Sold........................................           289,683                       290                     4,135,419
   Reinvestment of distributions...............             3,748                         4                        51,175
   Redeemed....................................          (160,754)                     (161)                   (2,264,776)
                                                          -------                      ----                    ----------
    Net increase...............................           132,677                       133                     1,921,818
                                                          -------                      ----                    ----------
Outstanding at April 30, 1997..................           478,545                      $479                    $6,485,167
                                                          =======                      ====                    ==========

Growth Equity Fund-Class C
Outstanding at October 31, 1996................           472,932                      $473                    $6,344,340
   Sold........................................           233,025                       233                     3,313,762
   Reinvestment of distributions...............             6,399                         6                        87,583
   Redeemed....................................          (154,948)                     (155)                   (2,186,948)
                                                          -------                      ----                    ----------
    Net increase...............................            84,476                        84                     1,214,397
                                                          -------                      ----                    ----------
Outstanding at April 30, 1997..................           557,408                      $557                    $7,558,737
                                                          =======                      ====                    ==========

International Growth & Income Fund-Class A
Outstanding at October 31, 1996................           416,908                      $417                    $4,100,641
   Sold........................................            98,521                        99                     1,051,527
   Reinvestment of distributions...............            35,116                        35                       372,730
   Redeemed....................................           (72,093)                      (72)                     (746,159)
                                                          -------                      ----                    ----------
    Net decrease...............................           (61,544)                      (62)                     (678,098)
                                                          -------                      ----                    ----------
Outstanding at April 30, 1997..................           478,452                      $479                    $4,778,739
                                                          =======                      ====                    ==========

International Growth & Income Fund-Class B
Outstanding at October 31, 1996................         1,346,082                    $1,346                   $13,819,227
   Sold........................................           193,050                       193                     2,071,517
   Reinvestment of distributions...............            98,555                        99                     1,060,871
   Redeemed....................................          (131,820)                     (132)                   (1,405,899)
                                                        ---------                    ------                   -----------
    Net increase...............................           159,785                       160                     1,726,390
                                                        ---------                    ------                   -----------
Outstanding at April 30, 1997..................         1,505,867                    $1,506                   $15,545,617
                                                        =========                    ======                   ===========

International Growth & Income Fund-Class C
Outstanding at October 31, 1996................           802,784                      $803                    $8,188,012
   Sold........................................           120,074                       120                     1,291,637
   Reinvestment of distributions...............            61,065                        61                       656,393
   Redeemed....................................          (146,694)                     (147)                   (1,549,054)
                                                          -------                      ----                    ----------
    Net increase...............................            34,445                        34                       398,976
                                                          -------                      ----                    ----------
Outstanding at April 30, 1997..................           837,229                      $837                    $8,586,988
                                                          =======                      ====                    ==========

Growth and Income Fund-Class A
Outstanding at October 31, 1996................         1,040,832                    $1,041                   $14,197,108
   Sold........................................           309,257                       309                     5,619,864
   Reinvestment of distributions...............            64,015                        64                     1,113,792
   Redeemed....................................          (219,333)                     (219)                   (4,009,942)
                                                        ---------                    ------                   -----------
    Net increase...............................           153,939                       154                     2,723,714
                                                        ---------                    ------                   -----------
Outstanding at April 30, 1997..................         1,194,771                    $1,195                   $16,920,822
                                                        =========                    ======                   ===========

NORTH AMERICAN FUNDS
Notes to Financial Statements
--------------------------------------------------------------------------------

Note 3 - continued

                                                                                                             Additional
                                                         Shares                    Par Value                Paid-in Capital
                                                  --------------------       --------------------       ----------------------
Growth and Income Fund-Class B
Outstanding at October 31, 1996................         1,985,111                    $1,985                   $28,284,278
   Sold........................................           389,714                       390                     7,128,753
   Reinvestment of distributions...............           114,856                       115                     1,996,076
   Redeemed....................................          (174,340)                     (175)                   (3,179,304)
                                                        ---------                    ------                   -----------
    Net increase...............................           330,230                       330                     5,945,525
                                                        ---------                    ------                   -----------
Outstanding at April 30, 1997..................         2,315,341                    $2,315                   $34,229,803
                                                        =========                    ======                   ===========

Growth and Income Fund-Class C
Outstanding at October 31, 1996................         4,261,109                    $4,262                   $51,038,429
   Sold........................................           445,404                       445                     8,144,815
   Reinvestment of distributions...............           244,301                       244                     4,253,320
   Redeemed....................................          (474,959)                     (475)                   (8,697,257)
                                                        ---------                    ------                   -----------
    Net increase...............................           214,746                       214                     3,700,634
                                                        ---------                    ------                   -----------
Outstanding at April 30, 1997..................         4,475,855                    $4,476                   $54,739,063
                                                        =========                    ======                   ===========

Equity-Income Fund-Class A (formerly
the Value Equity Fund-Class A)
Outstanding at October 31, 1996................         1,638,828                    $1,639                   $24,157,941
   Sold........................................           258,521                       259                     4,026,492
   Reinvestment of distributions...............           442,599                       442                     6,257,693
   Redeemed....................................          (332,578)                     (333)                   (5,066,872)
                                                        ---------                    ------                   -----------
    Net increase...............................           368,542                       368                     5,217,313
                                                        ---------                    ------                   -----------
Outstanding at April 30, 1997..................         2,007,370                    $2,007                   $29,375,254
                                                        =========                    ======                   ===========

Equity-Income Fund-Class B (formerly
the Value Equity Fund-Class B)
Outstanding at October 31, 1996................         1,571,748                    $1,572                   $23,937,037
   Sold........................................           270,021                       270                     4,228,831
   Reinvestment of distributions...............           382,594                       383                     5,453,504
   Redeemed....................................          (205,051)                     (205)                   (3,221,379)
                                                        ---------                    ------                   -----------
    Net increase...............................           447,564                       448                     6,460,956
                                                        ---------                    ------                   -----------
Outstanding at April 30, 1997..................         2,019,312                    $2,020                   $30,397,993
                                                        =========                    ======                   ===========

Equity-Income Fund-Class C (formerly
the Value Equity Fund-Class C)
Outstanding at October 31,1995.................         4,854,997                    $4,855                   $59,727,808
   Sold........................................           444,185                       444                     6,949,384
   Reinvestment of distributions...............         1,218,880                     1,219                    17,477,475
   Redeemed....................................          (909,340)                     (909)                  (13,959,216)
                                                        ---------                    ------                   -----------
    Net increase...............................           753,725                       754                    10,467,643
                                                        ---------                    ------                   -----------
Outstanding at April 30, 1997..................         5,608,722                    $5,609                   $70,195,451
                                                        =========                    ======                   ===========

Balanced Fund-Class A
Outstanding at October 31, 1996................           881,735                      $881                    $9,706,078
   Sold........................................           137,455                       137                     1,561,102
   Reinvestment of distributions...............           125,521                       126                     1,339,658
   Redeemed....................................           (92,247)                      (92)                   (1,069,483)
                                                        ---------                    ------                   -----------
    Net increase...............................           170,729                       171                     1,831,277
                                                        ---------                    ------                   -----------
Outstanding at April 30, 1997..................         1,052,464                    $1,052                   $11,537,355
                                                        =========                    ======                   ===========

Balanced Fund-Class B
Outstanding at October 31, 1996................         1,322,501                    $1,323                   $14,801,575
   Sold........................................           191,883                       192                     2,192,381
   Reinvestment of distributions...............           160,862                       161                     1,719,573
   Redeemed....................................          (221,841)                     (222)                   (2,530,940)
                                                        ---------                    ------                   -----------
    Net increase...............................           130,904                       131                     1,381,014
                                                        ---------                    ------                   -----------
Outstanding at April 30, 1997..................         1,453,405                    $1,454                   $16,182,589
                                                        =========                    ======                   ===========

NORTH AMERICAN FUNDS
Notes to Financial Statements
--------------------------------------------------------------------------------

Note 3 - continued

                                                                                                             Additional
                                                         Shares                    Par Value                Paid-in Capital
                                                  --------------------       --------------------       ----------------------
Balanced Fund-Class C
Outstanding at October 31, 1996................         5,896,688                    $5,897                   $56,133,356
   Sold........................................           233,719                       234                     2,696,545
   Reinvestment of distributions...............           737,223                       737                     7,909,122
   Redeemed....................................          (947,588)                     (948)                  (10,864,580)
                                                        ---------                    ------                   -----------
    Net increase (decrease)....................            23,354                        23                      (258,913)
                                                        ---------                    ------                   -----------
Outstanding at April 30, 1997..................         5,920,042                    $5,920                   $55,874,443
                                                        =========                    ======                   ===========

Strategic Income Fund-Class A
Outstanding at October 31, 1996................         1,364,948                    $1,365                   $14,413,293
   Sold........................................           528,559                       529                     5,108,710
   Reinvestment of distributions...............            58,985                        59                       568,669
   Redeemed....................................          (279,000)                     (279)                   (2,706,044)
                                                        ---------                    ------                   -----------
    Net increase...............................           308,544                       309                     2,971,335
                                                        ---------                    ------                   -----------
Outstanding at April 30, 1997..................         1,673,492                    $1,674                   $17,384,628
                                                        =========                    ======                   ===========

Strategic Income Fund-Class B
Outstanding at October 31, 1996................         3,151,002                    $3,151                   $28,388,171
   Sold........................................           469,422                       469                     4,552,872
   Reinvestment of distributions...............           102,037                       102                       983,569
   Redeemed....................................          (302,096)                     (302)                   (2,918,407)
                                                        ---------                    ------                   -----------
    Net increase...............................           269,363                       269                     2,618,034
                                                        ---------                    ------                   -----------
Outstanding at April 30, 1997..................         3,420,365                    $3,420                   $31,006,205
                                                        =========                    ======                   ===========

Strategic Income Fund-Class C
Outstanding at October 31, 1996................         2,324,147                    $2,324                   $21,198,977
   Sold........................................           794,676                       795                     7,685,925
   Reinvestment of distributions...............           112,486                       112                     1,084,399
   Redeemed....................................          (354,235)                     (354)                   (3,422,415)
                                                        ---------                    ------                   -----------
    Net increase...............................           552,927                       553                     5,347,909
                                                        ---------                    ------                   -----------
Outstanding at April 30, 1997..................         2,877,074                    $2,877                   $26,546,886
                                                        =========                    ======                   ===========

Investment Quality Bond Fund-Class A
Outstanding at October 31, 1996................           875,794                      $876                    $9,678,817
   Sold........................................            35,343                        35                       361,860
   Reinvestment of distributions...............            17,919                        18                       184,076
   Redeemed....................................          (182,529)                     (183)                   (1,878,549)
                                                          -------                      ----                    ----------
    Net decrease...............................          (129,267)                     (130)                   (1,332,613)
                                                          -------                      ----                    ----------
Outstanding at April 30, 1997..................           746,527                      $746                    $8,346,204
                                                          =======                      ====                    ==========

Investment Quality Bond Fund-Class B
Outstanding at October 31, 1996................           452,815                      $453                    $4,618,912
   Sold........................................            58,001                        58                       598,401
   Reinvestment of distributions...............             9,734                        10                        99,757
   Redeemed....................................           (82,275)                      (82)                     (839,232)
                                                          -------                      ----                    ----------
    Net decrease...............................           (14,540)                      (14)                     (141,132)
                                                          -------                      ----                    ----------
Outstanding at April 30, 1997..................           438,275                      $439                    $4,477,780
                                                          =======                      ====                    ==========

Investment Quality Bond Fund-Class C
Outstanding at October 31, 1996................           730,094                      $730                    $7,353,767
   Sold........................................            50,625                        51                       519,192
   Reinvestment of distributions...............            16,201                        16                       166,107
   Redeemed....................................          (140,980)                     (141)                   (1,440,912)
                                                          -------                      ----                    ----------
    Net decrease...............................           (74,154)                      (74)                     (755,687)
                                                          -------                      ----                    ----------
Outstanding at April 30, 1997..................           655,940                      $656                    $6,598,154
                                                          =======                      ====                    ==========

NORTH AMERICAN FUNDS
Notes to Financial Statements
--------------------------------------------------------------------------------

Note 3 - continued

                                                                                                    Additional
                                                    Shares                 Par Value              Paid-in Capital
                                                -------------           ---------------          -----------------
National Municipal Bond Fund-Class A
Outstanding at October 31, 1996...............      792,318                     $792                  $8,198,252
 Sold.........................................       17,469                       17                     171,230
 Reinvestment of distributions................        7,683                        8                      74,991
 Redeemed.....................................     (140,141)                    (140)                 (1,366,573)
                                                   --------                     ----                  ----------
  Net decrease................................     (114,989)                    (115)                 (1,120,352)
                                                   --------                     ----                  ----------
Outstanding at April 30, 1997.................      677,329                     $677                  $7,077,900
                                                   ========                     ====                  ==========

National Municipal Bond Fund-Class B
Outstanding at October 31, 1996...............      629,916                     $630                  $5,803,994
 Sold.........................................       88,304                       88                     860,072
 Reinvestment of distributions................        7,548                        8                      73,646
 Redeemed.....................................      (76,299)                     (76)                   (743,248)
                                                    -------                     ----                  ----------
  Net increase................................       19,553                       20                     190,470
                                                    -------                     ----                  ----------
Outstanding at April 30, 1997.................      649,469                     $650                  $5,994,464
                                                    =======                     ====                  ==========

National Municipal Bond Fund-Class C
Outstanding at October 31, 1996...............      585,040                     $585                  $5,422,973
 Sold.........................................       19,375                       19                     188,921
 Reinvestment of distributions................        7,404                        7                      72,256
 Redeemed.....................................      (81,146)                     (81)                   (790,297)
                                                    -------                     ----                  ----------
  Net decrease................................      (54,367)                     (55)                   (529,120)
                                                    -------                     ----                  ----------
Outstanding at April 30, 1997.................      530,673                     $530                  $4,893,853
                                                    =======                     ====                  ==========

U.S. Government Securities Fund-Class A
Outstanding at October 31, 1996...............    7,425,475                   $7,425                 $76,341,580
 Sold.........................................      443,804                      444                   4,329,371
 Reinvestment of distributions................      112,151                      112                   1,094,638
 Redeemed.....................................   (1,927,613)                  (1,928)                (18,795,903)
                                                 ----------                   ------                 -----------
  Net decrease................................   (1,371,658)                  (1,372)                (13,371,894)
                                                 ----------                   ------                 -----------
Outstanding at April 30, 1997.................    6,053,817                   $6,053                 $62,969,686
                                                 ==========                   ======                 ===========

U.S. Government Securities Fund-Class B
Outstanding at October 31, 1996...............    1,983,872                   $1,984                 $19,284,401
 Sold.........................................      211,597                      212                   2,068,413
 Reinvestment of distributions................       26,337                       26                     256,996
 Redeemed.....................................     (437,444)                    (437)                 (4,270,161)
                                                  ---------                   ------                 -----------
  Net decrease................................     (199,510)                    (199)                 (1,944,752)
                                                  ---------                   ------                 -----------
Outstanding at April 30, 1997.................    1,784,362                   $1,785                 $17,339,649
                                                  =========                   ======                 ===========

U.S. Government Securities Fund-Class C
Outstanding at October 31, 1996...............    2,041,634                   $2,041                 $19,486,237
 Sold.........................................      196,907                      197                   1,922,782
 Reinvestment of distributions................       33,329                       33                     325,416
 Redeemed.....................................     (806,127)                    (806)                 (7,877,116)
                                                  ---------                   ------                 -----------
  Net decrease................................     (575,891)                    (576)                 (5,628,918)
                                                  ---------                   ------                 -----------
Outstanding at April 30, 1997.................    1,465,743                   $1,465                 $13,857,319
                                                  =========                   ======                 ===========

Money Market Fund-Class A
Outstanding at October 31, 1996...............    8,086,668                   $8,087                  $8,078,581
 Sold.........................................   12,418,317                   12,419                  12,405,898
 Reinvestment of distributions................      144,771                      145                     144,626
 Redeemed.....................................  (10,112,102)                 (10,112)                (10,101,990)
                                                -----------                  -------                 -----------
  Net increase................................    2,450,986                    2,452                   2,448,534
                                                -----------                  -------                 -----------
Outstanding at April 30, 1997.................   10,537,654                  $10,539                 $10,527,115
                                                ===========                  =======                 ===========

NORTH AMERICAN FUNDS
Notes to Financial Statements
--------------------------------------------------------------------------------

Note 3 - continued

                                                                                                    Additional
                                                    Shares                 Par Value              Paid-in Capital
                                                -------------           ---------------          -----------------


Money Market Fund-Class B
Outstanding at October 31, 1996...............    3,062,351                   $3,062                  $3,059,289
 Sold.........................................    6,530,217                    6,530                   6,523,687
 Reinvestment of distributions................       53,126                       53                      53,073
 Redeemed.....................................   (6,002,168)                  (6,002)                 (5,996,166)
                                                 ----------                   ------                  ----------
  Net increase................................      581,175                      581                     580,594
                                                 ----------                   ------                  ----------
Outstanding at April 30, 1997.................    3,643,526                   $3,643                  $3,639,883
                                                 ==========                   ======                  ==========

Money Market Fund-Class C
Outstanding at October 31, 1996...............    9,840,110                   $9,840                  $9,830,270
 Sold.........................................   14,029,083                   14,029                  14,015,054
 Reinvestment of distributions................      167,606                      167                     167,439
 Redeemed.....................................  (13,688,961)                 (13,689)                (13,675,272)
                                                -----------                  -------                 -----------
  Net increase................................      507,728                      507                     507,221
                                                -----------                  -------                 -----------
Outstanding at April 30, 1997.................   10,347,838                  $10,347                 $10,337,491
                                                ===========                  =======                 ===========

4. PURCHASES AND SALES OF SECURITIES. The following table summarizes the securities transactions (excluding short-term investments) for all portfolios, excluding the Money Market Fund, for the six months ended April 30, 1997:


                                                      Purchases                                         Sales
                                       -----------------------------------------      ----------------------------------------
 Portfolio                               U.S. Government          Other Issues          U.S. Government         Other Issues
--------------                         -------------------      ----------------      -------------------     ----------------
International Small Cap..............        ------                $5,578,101                ------              $3,061,837
Small/Mid Cap........................        ------                16,654,586                ------              13,327,825
Global Equity........................        ------                13,825,787                ------              23,204,086
Growth Equity........................        ------                13,370,996                ------              12,601,405
International Growth & Income........        ------                18,035,817                ------              19,255,026
Growth and Income....................        ------                34,498,797                ------              29,606,458
Equity-Income........................        ------                22,212,977                ------              26,693,572
Balanced.............................     $24,375,636              83,924,287             $21,193,410            96,530,552
Strategic Income.....................      48,503,914              35,560,532              51,101,304            22,175,053
Investment Quality Bond..............       3,594,207               2,485,226               4,497,385             3,887,078
National Municipal Bond..............        ------                 2,040,260                ------               3,969,153
U.S. Government Securities...........     304,773,710                ------               338,299,827                 1,638

Purchases and sales (maturities) for the Money Market Fund for the six months ended April 30, 1997 were $196,391,318 and $194,250,461, respectively.

At April 30, 1997, tax basis net unrealized appreciation was equal to the aggregate gross unrealized appreciation for all securities in which there was an excess of market value over tax cost and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over market value as follows:

                                                                  Tax Basis Net
                                                                   Unrealized              Tax Basis              Tax Basis
                                              Tax Basis           Appreciation             Unrealized             Unrealized
 Portfolio                                      Cost             (Depreciation)           Appreciation           Depreciation
--------------                             --------------      ------------------       ----------------       ----------------
International Small Cap..............       $15,209,664              $997,848               $1,708,346              $710,498
Small/Mid Cap........................        19,999,832               548,700                1,589,857             1,041,157
Global Equity........................       103,776,714             9,964,243               13,786,227             3,821,984
Growth Equity........................        15,760,993             1,477,578                1,739,934               262,356
International Growth and Income......        28,389,259              (106,760)               1,945,242             2,052,002
Growth and Income....................       112,347,962            38,495,542               40,603,847             2,108,305
Equity-Income........................       135,008,042            11,386,255               15,355,163             3,968,908
Balanced.............................        95,371,245             1,867,892                3,324,513             1,456,621
Strategic Income.....................        82,953,616             1,709,030                2,602,332               893,302
Investment Quality Bond..............        19,343,833              (249,775)                 103,259               353,034
National Municipal Bond..............        17,892,963               379,653                  430,573                50,920
U.S. Government Securities...........       128,925,345              (388,249)                 313,586               701,835

NORTH AMERICAN FUNDS
Notes to Financial Statements
--------------------------------------------------------------------------------

5. INVESTMENT ADVISORY AGREEMENTS. The Fund maintains an Investment Advisory Agreement with NASL Financial ("the Adviser"). The Adviser is responsible for managing the corporate and business affairs of the Fund and for selecting and compensating subadvisers to handle the investment and reinvestment of the assets of each portfolio, subject to the supervision of the Trustees of the Fund. As compensation for its services, the Adviser receives a fee from the Fund computed separately for each portfolio at an annual percentage of average net assets as follows:

                                                                    Between                Between
                                                                  $50,000,000           $200,000,000
                                              First                   and                    and                Excess over
Portfolio                                  $50,000,000           $200,000,000           $500,000,000           $500,000,000
------------                             ---------------       ----------------       ----------------       ----------------
International Small Cap..............         1.050%                1.000%                  .900%                  .800%
Small/Mid Cap........................          .925%                 .900%                  .875%                  .850%
Global Equity........................          .900%                 .900%                  .700%                  .700%
Growth Equity........................          .900%                 .850%                  .825%                  .800%
International Growth and Income......          .900%                 .850%                  .800%                  .750%
Growth and Income....................          .725%                 .675%                  .625%                  .550%
Equity-Income........................          .800%                 .700%                  .600%                  .600%
Balanced.............................          .775%                 .725%                  .675%                  .625%
Strategic Income.....................          .750%                 .700%                  .650%                  .600%
Investment Quality Bond..............          .600%                 .600%                  .525%                  .475%
National Municipal Bond..............          .600%                 .600%                  .600%                  .600%
U.S. Government Securities...........          .600%                 .600%                  .525%                  .475%
Money Market.........................          .200%                 .200%                  .200%                  .145%

For the six months ended April 30, 1997, the net investment advisory fees retained by the Adviser after payment of subadvisory fees was $1,597,035, allocated among the portfolios as follows:

                                          Dollar Value         % of Net Assets
                                            Retained              Retained
Portfolio                                  by Adviser            by Adviser
------------                             --------------        ---------------
International Small Cap..............        $29,565                  .18%
Small/Mid Cap........................         39,547                  .19%
Global Equity........................        251,235                  .22%
Growth Equity........................         32,196                  .18%
International Growth and Income......         59,944                  .20%
Growth and Income....................        281,412                  .19%
Equity-Income........................        291,344                  .20%
Balanced.............................        196,524                  .20%
Strategic Income.....................        142,932                  .19%
Investment Quality Bond..............         37,457                  .20%
National Municipal Bond..............         31,942                  .18%
U.S. Government Securities...........        190,022                  .21%
Money Market.........................         12,915                  .05%

For the six months ended April 30, 1997, the Adviser paid aggregate subadvisory fees of $1,380,391, allocated among the portfolios as follows:

                                          Dollar Value         % of Net Assets
                                            Paid to                 Paid to
Portfolio                                  Subadviser             Subadviser
------------                             --------------        ---------------
International Small Cap..............        $48,044                  .30%
Small/Mid Cap........................         51,906                  .26%
Global Equity........................        276,028                  .24%
Growth Equity........................         40,246                  .23%
International Growth and Income......         74,930                  .25%
Growth and Income....................        205,867                  .14%
Equity-Income........................        233,060                  .16%
Balanced.............................        163,662                  .17%
Strategic Income.....................        119,595                  .16%
Investment Quality Bond..............         22,474                  .12%
National Municipal Bond..............         22,817                  .13%
U.S. Government Securities...........        114,013                  .13%
Money Market.........................          7,749                  .03%

NORTH AMERICAN FUNDS
Notes to Financial Statements
--------------------------------------------------------------------------------

Note 5 - continued

Expense Reimbursement and Distribution Plan. Pursuant to the Investment Advisory Agreement, NASL Financial will reduce the advisory fee or if necessary reimburse each portfolio of the Fund (excluding taxes, portfolio brokerage commissions, interest, certain litigation and indemnification expenses, extraordinary expenses and all of the portfolio's distribution fees) for expenses incurred in excess (Expense limitation) of the following annual percentages of average net assets as highlighted in the table below.

The Fund has adopted a distribution plan (the "Plan") pursuant to Rule 12b-1 under the Investment Company Act of 1940 to use its assets to finance certain activities relating to the distribution of its shares to investors. The Plan is a "compensation" plan providing for the payment by each portfolio, other than the Money Market Fund, of a monthly distribution fee to NASL Financial, as principal underwriter for the Fund as highlighted in the table below:


  Portfolio                          Class A       Class B        Class C
 -----------                        ---------     ---------      ---------
International Small Cap
  Management fees..................  1.050%        1.050%         1.050%
  Other expenses...................  0.500%        0.500%         0.500%
                                     -----         -----          -----

  Expense limitation...............  1.550%        1.550%         1.550%
                                     =====         =====          =====

  Rule 12b-1 fees..................  0.350%        1.000%         1.000%
                                     =====         =====          =====
Small/Mid Cap
  Management fees..................  0.925%        0.925%         0.925%
  Other expenses...................  0.400%        0.400%         0.400%
                                     -----         -----          -----

  Expense limitation...............  1.325%        1.325%         1.325%
                                     =====         =====          =====

  Rule 12b-1 fees..................  0.350%        1.000%         1.000%
                                     =====         =====          =====
Global Equity
  Management fees..................  0.900%        0.900%         0.900%
  Other expenses...................  0.500%        0.500%         0.500%
                                     -----         -----          -----

  Expense limitation...............  1.400%        1.400%         1.400%
                                     =====         =====          =====

  Rule 12b-1 fees..................  0.350%        1.000%         1.000%
                                     =====         =====          =====
Growth Equity
  Management fees..................  0.900%        0.900%         0.900%
  Other expenses...................  0.400%        0.400%         0.400%
                                     -----         -----          -----

  Expense limitation...............  1.300%        1.300%         1.300%
                                     =====         =====          =====

  Rule 12b-1 fees..................  0.350%        1.000%         1.000%
                                     =====         =====          =====
International Growth and Income
  Management fees..................  0.900%        0.900%         0.900%
  Other expenses...................  0.500%        0.500%         0.500%
                                     -----         -----          -----

  Expense limitation...............  1.400%        1.400%         1.400%
                                     =====         =====          =====

  Rule 12b-1 fees..................  0.350%        1.000%         1.000%
                                     =====         =====          =====
Growth and Income
  Management fees..................  0.725%        0.725%         0.725%
  Other expenses...................  0.265%        0.265%         0.265%
                                     -----         -----          -----

  Expense limitation...............  0.990%        0.990%         0.990%
                                     =====         =====          =====

  Rule 12b-1 fees..................  0.350%        1.000%         1.000%
                                     =====         =====          =====

NORTH AMERICAN FUNDS
Notes to Financial Statements
--------------------------------------------------------------------------------

Note 5 - continued


 Portfolio                             Class A     Class B     Class C
-------------                         ---------   ---------   ---------
Equity-Income
 Management fees..................      0.800%      0.800%      0.800%
 Other expenses...................      0.265%      0.265%      0.265%
                                        -----       -----       -----
 Expense limitation...............      1.065%      1.065%      1.065%
                                        =====       =====       =====

 Rule 12b-1 fees..................      0.350%      1.000%      1.000%
                                        =====       =====       =====

Balanced
 Management fees..................      0.775%      0.775%      0.775%
 Other expenses...................      0.265%      0.265%      0.265%
                                        -----       -----       -----
 Expense limitation...............      1.040%      1.040%      1.040%
                                        =====       =====       =====

 Rule 12b-1 fees..................      0.350%      1.000%      1.000%
                                        =====       =====       =====

Strategic Income
 Management fees..................      0.750%      0.750%      0.750%
 Other expenses...................      0.400%      0.400%      0.400%
                                        -----       -----       -----
 Expense limitation...............      1.150%      1.150%      1.150%
                                        =====       =====       =====

 Rule 12b-1 fees..................      0.350%      1.000%      1.000%
                                        =====       =====       =====

Investment Quality Bond
 Management fees..................      0.600%      0.600%      0.600%
 Other expenses...................      0.300%      0.300%      0.300%
                                        -----       -----       -----
 Expense limitation...............      0.900%      0.900%      0.900%
                                        =====       =====       =====

 Rule 12b-1 fees..................      0.350%      1.000%      1.000%
                                        =====       =====       =====

National Municipal Bond
 Management fees..................      0.600%      0.600%      0.600%
 Other expenses...................      0.240%      0.240%      0.240%
                                        -----       -----       -----
 Expense limitation...............      0.840%      0.840%      0.840%
                                        =====       =====       =====

 Rule 12b-1 fees..................      0.150%      1.000%      1.000%
                                        =====       =====       =====

U.S. Government Securities
 Management fees..................      0.600%      0.600%      0.600%
 Other expenses...................      0.300%      0.300%      0.300%
                                        -----       -----       -----
 Expense limitation...............      0.900%      0.900%      0.900%
                                        =====       =====       =====

 Rule 12b-1 fees..................      0.350%      1.000%      1.000%
                                        =====       =====       =====

Money Market
 Management fees..................      0.200%      0.200%      0.200%
 Other expenses...................      0.300%      0.300%      0.300%
                                        -----       -----       -----
 Expense limitation...............      0.500%      0.500%      0.500%
                                        =====       =====       =====

In accordance with the Investment Advisory agreement, NASL Financial, in addition to providing advisory services, provides accounting and administrative services for which NASL Financial charged $634,247 to the Fund, before reimbursement based on expense limitations, for the six months ended April 30, 1997.

6. TRUSTEE'S FEES. The Fund pays each Trustee who is not an employee or a director of the Adviser or its affiliates a fee of $750 plus travel expenses for each Board of Trustees meeting attended and an annual retainer of $3,000.

NORTH AMERICAN FUNDS
Notes to Financial Statements
--------------------------------------------------------------------------------

7. COMMITMENTS. At April 30, 1997, the International Small Cap, Global Equity, International Growth and Income and Strategic Income Funds had entered into forward foreign currency contracts which contractually obligate the portfolio to deliver currencies at future dates. Open sale and purchase contracts at April 30, 1997 were as follows:

                                                                                                           Net
                                        Contracts                                                       Unrealized
                                           to           In Exchange   Settlement                       Appreciation
                                         Deliver            For          Date           Value         (Depreciation)
                                       -----------     ------------- ------------      -------       ---------------
International Small Cap

Sales
  German Deutsche Mark ............        35,700          $20,665     05/02/97        $20,614              $51
  Finland Markka...................         4,484              860     05/02/97            862               (2)
  Finland Markka...................         6,674            1,281     05/05/97          1,284               (3)
  French Franc.....................       302,588           52,035     05/30/97         51,844              191
                                                           -------                     -------             ----
                                                           $74,841                     $74,604             $237
                                                           =======                     =======             ----
Purchases
                                          $68,860  DEM     117,999     05/02/97        $68,137            $(723)
                                          =======                                      =======            -----
                                                                                                          $(486)
                                                                                                          =====

Global Equity

Sales
  Netherlands Guilder..............        35,088          $17,992     05/01/97        $18,009             ($17)
  Netherlands Guilder..............    11,000,000        5,884,870     08/25/97      5,694,410          190,460
  French Franc.....................    33,000,000        6,461,340     12/03/97      5,737,378          723,962
                                                      ------------                 -----------         --------
                                                       $12,364,202                 $11,449,797         $914,405
                                                      ============                 ===========         ========

International Growth and Income

Sales
  French Franc.....................       520,965          $91,946     05/23/97        $89,396         $  2,550
  German Deutsche Mark.............     4,261,687        2,539,079     05/23/97      2,464,859           74,220
  Hong Kong Dollar.................     8,861,695        1,143,275     05/23/97      1,143,859             (584)
  Italian Lira.....................   763,181,060          456,383     05/23/97        445,347           11,036
  Japanese Yen.....................   635,733,275        5,163,684     05/23/97      5,025,350          138,334
  Spanish Peseta...................    32,685,008          228,244     05/23/97        223,574            4,670
  Norwegian Krone..................     3,306,432          495,940     05/23/97        465,029           30,911
  Thailand Baht....................     4,067,200          155,000     05/23/97        155,435             (435)
                                                       -----------                 -----------         --------
                                                       $10,273,551                 $10,012,848         $260,703
                                                       ===========                 ===========         --------
Purchases
                                          $93,000  AUD     118,562     05/23/97        $92,440            ($560)
                                           91,946  FRF     532,658     05/23/97         91,402           (1,598)
                                        1,120,000  DEM   1,909,295     05/23/97      1,104,291          (15,709)
                                          237,459  HKD   1,840,000     05/23/97        237,505               46
                                          434,000  ITL 740,085,320     05/23/97        431,870           (2,130)
                                        1,219,000  YEN 149,609,424     05/23/97      1,182,633          (36,366)
                                          480,000  NOK   3,316,416     05/23/97        466,433          (13,567)
                                          217,000  ESP  31,606,050     05/23/97        216,193             (807)
                                       ----------                                   ----------         --------
                                       $3,893,459                                   $3,822,769          (70,690)
                                       ==========                                   ==========         --------
                                                                                                       $190,012
                                                                                                       ========
Strategic Income

Sales
  German Deutsche Mark.............       492,788         $290,000     06/27/97       $285,749           $4,251
  French Franc.....................     1,910,010          341,683     07/03/97        328,654           13,029
  Australian Dollar................        67,642           52,490     07/16/97         52,725             (235)
  Canadian Dollar..................     3,966,064        2,865,653     07/16/97      2,853,597           12,055
  Danish  Krone....................     1,816,613          278,793     07/16/97        276,845            1,948
                                                        ----------                  ----------          -------
                                                        $3,828,619                  $3,797,570          $31,049
                                                        ==========                  ==========          -------
Purchases
                                         $183,081  DEM     312,886     06/27/97       $181,430          ($1,651)
                                       ==========                                     ========          -------
                                                                                                        $29,398
                                                                                                        =======

NORTH AMERICAN FUNDS
Notes to Financial Statements
--------------------------------------------------------------------------------

8. SUBSEQUENT EVENT - NASL Financial, the investment adviser to the Fund, and its parent, Security Life, have signed a binding letter of intent with CypressTree Investments, Inc. (Cypress) pursuant to which it is expected that Cypress will purchase a portion of NASL Financial's business relating to the rendering of investment advisory and distribution services to the Fund. The completion of the transaction is subject to several conditions including (i) the signing of a definite agreement regarding the sale, (ii) the approval of an advisory agreement between the Fund and CypressTree Asset Management Corporation, Inc. (CAM), an affiliate of Cypress, by the Board of Trustees of the Fund and shareholders of the applicable Fund portfolio, (iii) the approval of a subadvisory agreement between CAM and the current subadviser to each Fund portfolio by the Board of Trustees of the Fund and the shareholders of the applicable Fund portfolio and (iv) the requirement that the aggregate net asset value of the Fund at the closing be not less than $750 million. Cypress does not currently intend to recommend any changes to the existing subadvisers to the Fund or any fees or expense limitations applicable to the Fund. The closing for the transaction is expected to occur on or before September 30, 1997. Cypress, located in Boston, Massachusetts was formed in 1996 to acquire, advise and distribute mutual funds through broker-dealers, banks and other intermediaries.